                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4777
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                               MFS SERIES TRUST I
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                   Date of reporting period: February 28, 2005
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
ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) MANAGED SECTORS FUND                                             2/28/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       13
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            15
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                19
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       31
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               42
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      42
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                    100.0%

              TOP TEN HOLDINGS

              Johnson & Johnson                           5.5%
              ------------------------------------------------
              Microsoft Corp.                             4.2%
              ------------------------------------------------
              Dell, Inc.                                  4.0%
              ------------------------------------------------
              Cisco Systems, Inc.                         3.6%
              ------------------------------------------------
              Wyeth                                       3.2%
              ------------------------------------------------
              Abbott Laboratories                         3.0%
              ------------------------------------------------
              Medtronic, Inc.                             2.5%
              ------------------------------------------------
              Caterpillar, Inc.                           2.4%
              ------------------------------------------------
              Oracle Corp.                                2.3%
              ------------------------------------------------
              Genzyme Corp.                               2.3%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 28.8%
              ------------------------------------------------
              Health Care                                28.7%
              ------------------------------------------------
              Retailing                                  12.4%
              ------------------------------------------------
              Leisure                                     9.0%
              ------------------------------------------------
              Financial Services                          8.5%
              ------------------------------------------------
              Industrial Goods & Services                 5.6%
              ------------------------------------------------
              Consumer Staples                            2.9%
              ------------------------------------------------
              Transportation                              2.6%
              ------------------------------------------------
              Special Products & Services                 1.5%
              ------------------------------------------------

Percentages are based on net assets as of 2/28/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, Class A shares of the MFS Managed Sectors Fund provided a total return of 7.37%, not including sales charges. In comparison, the fund's benchmark, the Russell 1000 Growth Index, returned 7.67%. The fund's investment objective is capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of companies in the following 13 sectors: autos and housing; basic materials; consumer staples; defense and aerospace; energy; financial services; health care; industrial goods and services; leisure; retailing; technology; transportation; and utilities. The fund may also invest in new sectors from time to time. The fund may invest a maximum of 50% of its net assets in any one sector. The fund generally focuses on companies with larger market capitalizations, defined by the fund as companies with market capitalizations equaling or exceeding $5 billion at the time of the fund's investment.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a significant decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty impacted markets. But, oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

DETRACTORS FROM PERFORMANCE

Not holding any stocks in the energy and autos and housing sectors proved disappointing for relative performance as both sectors outpaced the overall return of the Russell 1000 Growth Index.

Security selection in the technology sector also dampened results. Our overweighted positions in poor-performing Cisco Systems, which supplies data networking products for the Internet, and digital data services firm Adtran International Group* detracted from relative performance as did our decision not to hold personal computer maker Apple Computer. Our position in chip giant Intel* also held back results as we missed most of that stock's strong performance during the period.

Although health care was one of our top contributing sectors relative to the benchmark, two stocks detracted from returns. Our decision not to own strong-performing UnitedHealth Group and our overweighted position in biopharmaceutical company ImClone Systems hampered relative performance.

Stocks in other sectors that detracted from relative results included financial concern American International Group,* media firm Univision Communications, and retailer Kohl's.

The fund's cash position also held back relative performance. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when equity markets - as measured by the Russell 1000 Growth Index - rose measurably, holding any cash hurt performance relative to our benchmark, which does not have a cash position.

CONTRIBUTORS TO PERFORMANCE

The retailing, health care, and industrial goods and services sectors were among the fund's most significant contributors to relative performance over the period. Stock selection was the major driver of positive results in all three sectors.

In retailing, our decision to avoid Wal-Mart contributed to the fund's relative returns as the stock decreased in value over the period. In health care, our decision to underweight Pfizer* and avoid Merck also boosted relative results. In the industrial goods and services sector, our position in motion control equipment maker Parker Hannifin Corp.*, which was not held in the benchmark, was a positive contributor.

Other factors that aided results included not owning financial services firm Fannie Mae, and overweighting technology companies VERITAS Software, a data management software provider, Internet security firm Symantec Corp., telecommunications equipment manufacturer Amphenol Corp., and business services firm Getty Images*. Our position in cruise line operator Carnival Corp., which was not held in the index, also contributed to the fund's relative performance during the period.

    Respectfully,

/s/ Margaret W. Adams                      /s/ S. Irfan Ali

    Margaret W. Adams                          S. Irfan Ali
    Portfolio Manager                          Portfolio Manager

/s/ Stephen Pesek

    Stephen Pesek
    Portfolio Manager

* Security was not held in the portfolio at period-end.

Note to shareholders: On or about May 18, 2005, sales of the MFS Managed Sectors Fund shares and exchanges into this Fund are expected to be suspended. MFS is taking this step in anticipation of reorganizing the fund into the MFS Strategic Growth Fund on or about June 13, 2005.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES, CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

------------------------
Average annual
without sales charge
------------------------

                   Class
 Share class   inception date   6-mo      1-yr      3-yr      5-yr      10-yr
------------------------------------------------------------------------------
      A           9/20/93        7.37%     0.00%     0.45%    -16.58%    5.89%
------------------------------------------------------------------------------
      B           12/29/86       7.06%    -0.62%    -0.21%    -17.12%    5.19%
------------------------------------------------------------------------------
      C           6/01/00        7.00%    -0.63%    -0.25%    -17.00%    5.27%
------------------------------------------------------------------------------
      I           1/02/97        7.52%     0.36%     0.78%    -16.30%    6.19%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Russell 1000 Growth Index#       7.67%     1.13%     1.06%     -9.71%    8.66%
------------------------------------------------------------------------------
Average large-cap
growth fund+                     8.80%     1.73%     0.73%     -8.98%    7.75%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

 Share class                    6-mo      1-yr      3-yr      5-yr      10-yr
------------------------------------------------------------------------------
      A                          1.19%    -5.75%    -1.51%    -17.56%    5.27%
------------------------------------------------------------------------------
      B                          3.06%    -4.59%    -1.21%    -17.39%    5.19%
------------------------------------------------------------------------------
      C                          6.00%    -1.62%    -0.25%    -17.00%    5.27%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for details.

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
      A                          7.37%     0.00%     1.37%    -59.59%   77.30%
------------------------------------------------------------------------------
      B                          7.06%    -0.62%    -0.62%    -60.89%   65.82%
------------------------------------------------------------------------------
      C                          7.00%    -0.63%    -0.75%    -60.60%   67.05%
------------------------------------------------------------------------------
      I                          7.52%     0.36%     2.35%    -58.91%   82.37%
------------------------------------------------------------------------------


+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

Periods less than one year are actual, not annualized.

INDEX DEFINITION

Russell 1000 Growth Index - is constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for I shares includes the performance of the fund's Class A shares prior to their offering. Performance for C shares includes the performance of the fund's Class B shares prior to their offering. For reporting periods ending prior to March 31, 2004, when quoting performance for the fund's Class I shares, the performance of this share class included the performance of the fund's Class B shares, rather than Class A shares. The blending methodology changed for reporting periods ending on or after March 31, 2004, because Class A now has a 10 year performance history, and share class performance is being blended to Class A shares based upon the similarity of share class operating expenses. This change in blending methodology results in better performance for Class I shares than it had under the prior blending methodology. For a transitional period lasting until December 31, 2007, performance for Class I shares under the prior methodology is available at mfs.com.

This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004 relating to MFS' revenue sharing settlement with the Securities and Exchange Commission without which the performance would have been lower. For example, the impact on the fund's performance (not including sales charge) for the six-month period through the date shown would have been lower by approximately 0.15%. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio is susceptible to market risk, which is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities held in the portfolio react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Companies may be less likely to pay dividends in difficult economic environments.

The portfolio will allocate its investments among various equity sectors, based upon judgments made by MFS. The portfolio could miss attractive investment opportunities by underweighting sectors where there are significant returns, and could lose value by overweighting sectors where there are significant declines.

Because the portfolio may invest a relatively large percentage of its assets in a single issuer as compared to other funds managed by MFS, the portfolio's performance may be particularly sensitive to changes in the value of securities of these issuers.

Because the portfolio may invest to a significant degree in securities of companies in a limited number of sectors, the portfolio's performance is particularly sensitive to changes in the value of securities in these sectors. A decline in the value of these types of securities may result in a decline in the portfolio's net asset value and your investment.

The portfolio is susceptible to over-the-counter risk. Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling in these stocks at prevailing market prices.

The portfolio will suffer a loss if it establishes a short position and the value of the underlying security or index rises rather than falls. Because the portfolio must cover its short position subject to prevailing market rates, the potential loss is unlimited.

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The portfolio is susceptible to emerging markets risk. Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a portfolio with less-active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as an Individual Retirement Account (IRA)). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    9/01/04-
                            Ratio       9/01/04         2/28/05        2/28/05
--------------------------------------------------------------------------------
        Actual              1.53%       $1,000        $1,074           $7.87
  A     ------------------------------------------------------------------------
        Hypothetical*       1.53%       $1,000        $1,017           $7.65
--------------------------------------------------------------------------------
        Actual              2.18%       $1,000        $1,071          $11.19
  B    -------------------------------------------------------------------------
        Hypothetical*       2.18%       $1,000        $1,014          $10.89
--------------------------------------------------------------------------------
        Actual              2.17%       $1,000        $1,070          $11.14
  C     ------------------------------------------------------------------------
        Hypothetical*       2.17%       $1,000        $1,014          $10.84
--------------------------------------------------------------------------------
        Actual              1.18%       $1,000        $1,075           $6.07
  I     ------------------------------------------------------------------------
        Hypothetical        1.18%       $1,000        $1,019           $5.91
--------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 100.0%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Aerospace - 0.6%
----------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                 21,500       $1,137,350
----------------------------------------------------------------------------------------------

Apparel Manufacturers - 2.0%
----------------------------------------------------------------------------------------------
Nike, Inc., "B"^                                                       21,000       $1,825,950
----------------------------------------------------------------------------------------------
Reebok International Ltd.^                                             42,100        1,859,136
----------------------------------------------------------------------------------------------
                                                                                    $3,685,086
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.2%
----------------------------------------------------------------------------------------------
American Express Co.                                                   76,400       $4,137,060
----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                        84,400        4,027,568
----------------------------------------------------------------------------------------------
Countrywide Financial Corp.^                                           98,800        3,433,300
----------------------------------------------------------------------------------------------
                                                                                   $11,597,928
----------------------------------------------------------------------------------------------
Biotechnology - 6.7%
----------------------------------------------------------------------------------------------
Amgen, Inc.*                                                           55,800       $3,437,838
----------------------------------------------------------------------------------------------
Celgene Corp.^*                                                        43,700        1,196,288
----------------------------------------------------------------------------------------------
Genentech, Inc.*                                                       13,400          632,480
----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                         75,300        4,223,577
----------------------------------------------------------------------------------------------
Gilead Sciences, Inc.^*                                                53,700        1,855,335
----------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                26,500        1,172,890
----------------------------------------------------------------------------------------------
                                                                                   $12,518,408
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.7%
----------------------------------------------------------------------------------------------
Comcast Corp., "A"^*                                                   90,200       $2,936,010
----------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                    170,100        2,930,823
----------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                  47,300        1,248,247
----------------------------------------------------------------------------------------------
Viacom, Inc., "B"^                                                     28,600          998,140
----------------------------------------------------------------------------------------------
Walt Disney Co.^                                                       94,000        2,626,360
----------------------------------------------------------------------------------------------
                                                                                   $10,739,580
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.3%
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              29,300       $3,187,840
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                              20,300        1,189,174
----------------------------------------------------------------------------------------------
                                                                                    $4,377,014
----------------------------------------------------------------------------------------------
Business Services - 1.5%
----------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                         50,400       $1,912,176
----------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                              30,700          885,695
----------------------------------------------------------------------------------------------
                                                                                    $2,797,871
----------------------------------------------------------------------------------------------
Computer Software - 11.1%
----------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                           32,100         $942,135
----------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                 2,570           69,621
----------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                            37,700        1,729,676
----------------------------------------------------------------------------------------------
Microsoft Corp.                                                       309,200        7,785,656
----------------------------------------------------------------------------------------------
Oracle Corp.^*                                                        338,900        4,375,199
----------------------------------------------------------------------------------------------
Symantec Corp.^*                                                      118,300        2,603,783
----------------------------------------------------------------------------------------------
VERITAS Software Corp.^*                                              135,700        3,286,654
----------------------------------------------------------------------------------------------
                                                                                   $20,792,724
----------------------------------------------------------------------------------------------
Computer Software - Systems - 4.0%
----------------------------------------------------------------------------------------------
Dell, Inc.*                                                           185,600       $7,440,704
----------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.9%
----------------------------------------------------------------------------------------------
Avon Products, Inc.                                                    33,900       $1,449,903
----------------------------------------------------------------------------------------------
Procter & Gamble Co.^                                                  74,900        3,976,441
----------------------------------------------------------------------------------------------
                                                                                    $5,426,344
----------------------------------------------------------------------------------------------
Electrical Equipment - 2.2%
----------------------------------------------------------------------------------------------
Emerson Electric Co.^                                                  35,300       $2,341,096
----------------------------------------------------------------------------------------------
Tyco International Ltd.                                                27,900          934,092
----------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                    12,400          778,472
----------------------------------------------------------------------------------------------
                                                                                    $4,053,660
----------------------------------------------------------------------------------------------
Electronics - 5.1%
----------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                    46,500       $1,855,350
----------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                  69,800        2,563,056
----------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                      27,900        1,378,539
----------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                        24,600        1,058,292
----------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                99,800        2,641,706
----------------------------------------------------------------------------------------------
                                                                                    $9,496,943
----------------------------------------------------------------------------------------------
Food & Drug Stores - 1.9%
----------------------------------------------------------------------------------------------
CVS Corp.                                                              69,600       $3,468,168
----------------------------------------------------------------------------------------------

Gaming & Lodging - 2.2%
----------------------------------------------------------------------------------------------
Carnival Corp.^                                                        74,000       $4,024,120
----------------------------------------------------------------------------------------------

General Merchandise - 2.5%
----------------------------------------------------------------------------------------------
Kohl's Corp.*                                                          37,600       $1,799,912
----------------------------------------------------------------------------------------------
Target Corp.                                                           58,200        2,957,724
----------------------------------------------------------------------------------------------
                                                                                    $4,757,636
----------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.5%
----------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                       22,500       $2,746,350
----------------------------------------------------------------------------------------------

Internet - 2.9%
----------------------------------------------------------------------------------------------
eBay, Inc.^*                                                          65,200       $2,793,168
----------------------------------------------------------------------------------------------
Yahoo!, Inc.^*                                                        82,000        2,646,140
----------------------------------------------------------------------------------------------
                                                                                    $5,439,308
----------------------------------------------------------------------------------------------
Machinery & Tools - 2.4%
----------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                     47,800       $4,543,390
----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 1.3%
----------------------------------------------------------------------------------------------
HCA, Inc.^                                                             53,500       $2,525,735
----------------------------------------------------------------------------------------------

Medical Equipment - 6.0%
----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                59,000       $3,578,350
----------------------------------------------------------------------------------------------
Medtronic, Inc.^                                                       89,900        4,685,588
----------------------------------------------------------------------------------------------
Waters Corp.*                                                          60,900        2,974,965
----------------------------------------------------------------------------------------------
                                                                                   $11,238,903
----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.1%
----------------------------------------------------------------------------------------------
EMC Corp.^*                                                           157,500       $1,993,950
----------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                              61,500        1,845,615
----------------------------------------------------------------------------------------------
                                                                                    $3,839,565
----------------------------------------------------------------------------------------------
Pharmaceuticals - 13.2%
----------------------------------------------------------------------------------------------
Abbott Laboratories                                                   121,200       $5,573,988
----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        50,200        2,811,200
----------------------------------------------------------------------------------------------
Johnson & Johnson                                                     158,100       10,371,360
----------------------------------------------------------------------------------------------
Wyeth                                                                 148,400        6,057,688
----------------------------------------------------------------------------------------------
                                                                                   $24,814,236
----------------------------------------------------------------------------------------------
Pollution Control - 0.4%
----------------------------------------------------------------------------------------------
Waste Management, Inc.^                                                25,000         $731,000
----------------------------------------------------------------------------------------------

Restaurants - 1.1%
----------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                      43,600       $2,126,808
----------------------------------------------------------------------------------------------

Specialty Stores - 6.0%
----------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                           56,200       $3,017,940
----------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                     53,100        2,868,462
----------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                     27,800        1,634,084
----------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                        41,700        1,271,850
----------------------------------------------------------------------------------------------
Staples, Inc.^                                                         78,900        2,486,928
----------------------------------------------------------------------------------------------
                                                                                   $11,279,264
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.6%
----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  389,800       $6,790,316
----------------------------------------------------------------------------------------------

Trucking - 2.6%
----------------------------------------------------------------------------------------------
FedEx Corp.                                                            29,500       $2,884,510
----------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                       26,400        2,045,736
----------------------------------------------------------------------------------------------
                                                                                    $4,930,246
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $165,636,048)                                      $187,318,657
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 15.2%
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    28,360,474      $28,360,474
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $193,996,522)                                 $215,679,131
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (15.2)%                                           (28,526,311)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $187,152,820
----------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS

Investments, at value, including $27,740,318 of securities
on loan (identified cost, $193,996,522)                         $215,679,131
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    2,493,869
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       26,729
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    205,520
--------------------------------------------------------------------------------------------------
Other assets                                                           2,856
--------------------------------------------------------------------------------------------------
Total assets                                                                          $218,408,105
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                 $62,330
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  2,059,643
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   512,559
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                        28,360,474
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      11,633
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         48,505
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         7,236
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     174
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               192,731
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $31,255,285
--------------------------------------------------------------------------------------------------
Net assets                                                                            $187,152,820
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $449,842,713
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                            21,682,609
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                    (284,444,996)
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                       72,494
--------------------------------------------------------------------------------------------------
Net assets                                                                            $187,152,820
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               22,997,080
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $150,268,522
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              18,415,979
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $8.16
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.16)                                                 $8.66
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $33,810,158
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               4,205,659
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $8.04
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                        $919,495
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 115,621
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $7.95
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $2,154,645
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 259,821
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $8.29
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 2/28/05

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                        $1,730,000
--------------------------------------------------------------------------------------------------
  Interest                                                             29,921
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $1,759,921
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                     $733,728
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                9,673
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         250,965
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              273,497
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              180,423
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                5,519
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    5,422
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        31,209
--------------------------------------------------------------------------------------------------
  Printing                                                             39,364
--------------------------------------------------------------------------------------------------
  Postage                                                               5,465
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        39,515
--------------------------------------------------------------------------------------------------
  Legal fees                                                            3,663
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        32,684
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $1,611,127
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (6,273)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (212)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $1,604,642
--------------------------------------------------------------------------------------------------
Net investment income                                                                     $155,279
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                                               $4,419,364
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                                           $9,531,092
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                 $13,950,456
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $14,105,735
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         SIX MONTHS ENDED               YEAR ENDED
                                                                  2/28/05                  8/31/04
                                                              (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income (loss)                                     $155,279              $(1,215,696)
--------------------------------------------------------     ------------            -------------
Net realized gain (loss) on investments                         4,419,364               22,293,998
--------------------------------------------------------     ------------            -------------
Net unrealized gain (loss) on investments                       9,531,092              (19,329,122)
--------------------------------------------------------     ------------            -------------
Change in net assets from operations                          $14,105,735               $1,749,180
--------------------------------------------------------     ------------            -------------
Change in net assets from fund share transactions            $(22,359,325)            $(36,010,984)
--------------------------------------------------------     ------------            -------------
Redemption fees                                                       $44                       $3
--------------------------------------------------------     ------------            -------------
Total change in net assets                                    $(8,253,546)            $(34,261,801)
--------------------------------------------------------     ------------            -------------

NET ASSETS

At beginning of period                                       $195,406,366             $229,668,167
--------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $72,494 and accumulated net
investment loss of $82,785, respectively)                    $187,152,820             $195,406,366
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                               SIX MONTHS                                       YEARS ENDED 8/31
                                    ENDED         -----------------------------------------------------------------------------
CLASS A                           2/28/05               2004               2003             2002            2001           2000
                              (UNAUDITED)
Net asset value, beginning
of period                           $7.60              $7.58              $6.70            $8.60          $21.45         $14.95
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment income
  (loss)(S)                         $0.01             $(0.03)            $(0.04)          $(0.07)         $(0.06)        $(0.11)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                           0.55               0.05               0.92            (1.83)          (9.44)          8.73
------------------------------     ------             ------             ------           ------          ------         ------
Total from investment
operations                          $0.56              $0.02              $0.88           $(1.90)         $(9.50)         $8.62
------------------------------     ------             ------             ------           ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions               $--                $--                $--              $--          $(2.78)        $(2.12)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                         --                 --                 --               --           (0.57)            --
------------------------------     ------             ------             ------           ------          ------         ------
Total distributions declared
to shareholders                       $--                $--                $--              $--          $(3.35)        $(2.12)
------------------------------     ------             ------             ------           ------          ------         ------
Redemption fees added to
paid-in capital#                    $0.00+++           $0.00+++             $--              $--             $--            $--
------------------------------     ------             ------             ------           ------          ------         ------
Net asset value,
end of period                       $8.16              $7.60              $7.58            $6.70           $8.60         $21.45
------------------------------     ------             ------             ------           ------          ------         ------
Total return (%)(+)&                 7.37++             0.26^^^           13.13^^         (22.09)         (50.32)         60.26
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                               SIX MONTHS                                       YEARS ENDED 8/31
                                    ENDED         -----------------------------------------------------------------------------
CLASS A (CONTINUED)               2/28/05               2004               2003             2002            2001           2000
                              (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                           1.53+              1.43               1.51             1.46            1.36           1.32
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         0.28+             (0.42)             (0.57)           (0.92)          (0.43)         (0.56)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                     47                 84                 72              282             319            495
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $150,269           $155,466           $180,237         $183,797        $276,026       $600,531
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)        $0.01*            $(0.03)*              $--              $--             $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE
NET ASSETS):

Expenses##                           1.53+*             1.43*                --               --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         0.28+*            (0.42)*               --               --              --             --
-------------------------------------------------------------------------------------------------------------------------------

  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.34% lower.
^^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. The non-recurring accrual resulted in an increase in the net asset value of
    $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended August 31, 2004 would have been 0.14% lower.
    The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                     YEARS ENDED 8/31
                                        ENDED         -------------------------------------------------------------------------
CLASS B                               2/28/05              2004              2003            2002           2001           2000
                                  (UNAUDITED)
Net asset value, beginning
of period                               $7.51             $7.54             $6.71           $8.67         $21.55         $15.04
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment loss(S)               $(0.01)           $(0.08)           $(0.08)         $(0.13)        $(0.14)        $(0.24)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.54              0.05              0.91           (1.83)         (9.52)          8.78
----------------------------------     ------            ------            ------          ------         ------         ------
Total from investment operations        $0.53            $(0.03)            $0.83          $(1.96)        $(9.66)         $8.54
----------------------------------     ------            ------            ------          ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                   $--               $--               $--             $--         $(2.68)        $(2.03)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --                --                --              --          (0.54)            --
----------------------------------     ------            ------            ------          ------         ------         ------
Total distributions declared to
shareholders                              $--               $--               $--             $--         $(3.22)        $(2.03)
----------------------------------     ------            ------            ------          ------         ------         ------
Redemption fees added to paid-in
capital#                                $0.00+++          $0.00+++            $--             $--            $--            $--
----------------------------------     ------            ------            ------          ------         ------         ------
Net asset value, end
of period                               $8.04             $7.51             $7.54           $6.71          $8.67         $21.55
----------------------------------     ------            ------            ------          ------         ------         ------
Total return (%)&                        7.06++           (0.40)^^^        12.37^^       (22.61)        (50.64)         59.15
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                     YEARS ENDED 8/31
                                        ENDED         -------------------------------------------------------------------------
CLASS B (CONTINUED)                   2/28/05              2004              2003            2002           2001           2000
                                  (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               2.18+             2.08              2.16            2.11           2.01           1.97
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.37)+           (1.08)            (1.22)          (1.57)         (1.08)         (1.20)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         47                84                72             282            319            495
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                              $33,810           $36,652           $45,982         $49,995        $87,876       $243,420
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                    $(0.01)*          $(0.08)*             $--             $--            $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               2.18+*            2.08*               --              --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.37)+*          (1.08)*              --              --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.35% lower.
^^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. The non-recurring accrual resulted in an increase in the net asset value of
    $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended August 31, 2004 would have been 0.13% lower.
    The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         YEARS ENDED 8/31
                                   SIX MONTHS                                                                         PERIOD
                                        ENDED         ------------------------------------------------------           ENDED
CLASS C                               2/28/05             2004             2003           2002          2001         8/31/00**
                                  (UNAUDITED)
Net asset value, beginning
of period                               $7.43            $7.46            $6.65          $8.57        $21.57          $19.02***
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment loss(S)               $(0.01)          $(0.08)          $(0.08)        $(0.13)       $(0.12)         $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                       0.53             0.05             0.89          (1.79)        (9.47)           2.63
----------------------------------     ------           ------           ------         ------        ------          ------
Total from investment operations        $0.52           $(0.03)           $0.81         $(1.92)       $(9.59)          $2.55
----------------------------------     ------           ------           ------         ------        ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                            $--              $--              $--            $--        $(2.83)            $--
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --               --               --             --         (0.58)             --
----------------------------------     ------           ------           ------         ------        ------          ------
Total distributions declared to
shareholders                              $--              $--              $--            $--        $(3.41)            $--
----------------------------------     ------           ------           ------         ------        ------          ------
Redemption fees added to paid-in
capital#                                $0.00+++         $0.00+++           $--            $--           $--             $--
----------------------------------     ------           ------           ------         ------        ------          ------
Net asset value, end of period          $7.95            $7.43            $7.46          $6.65         $8.57          $21.57
----------------------------------     ------           ------           ------         ------        ------          ------
Total return (%)&                        7.00++          (0.40)^^^       12.18^^      (22.40)       (50.62)          13.41++***
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                            YEARS ENDED 8/31                             PERIOD
                                        ENDED         ------------------------------------------------------           ENDED
CLASS C (CONTINUED)                   2/28/05             2004             2003           2002          2001         8/31/00**
                                  (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               2.17+            2.08             2.16           2.11          2.01            1.97+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.32)+          (1.06)           (1.22)         (1.57)        (1.08)          (1.53)+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         47               84               72            282           319             495
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                 $919           $1,154           $1,199         $1,240        $1,505          $1,022
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                    $(0.01)*         $(0.08)*            $--            $--           $--             $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               2.17+*           2.08*              --             --            --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.32)+*         (1.06)*             --             --            --              --
-------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class C shares, June 1, 2000, through August 31, 2000.
*** The net asset value and total return previously reported as $19.62 and 9.94%, respectively, has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.35% lower.
^^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. The non-recurring accrual resulted in an increase in the net asset value of
    $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended August 31, 2004 would have been 0.13% lower.
    The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                    YEARS ENDED 8/31
                                           ENDED         ----------------------------------------------------------------------
CLASS I                                  2/28/05             2004             2003           2002           2001           2000
                                     (UNAUDITED)
Net asset value, beginning
of period                                  $7.71            $7.66            $6.75          $8.64         $21.54         $14.99
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment income (loss)(S)          $0.03           $(0.01)          $(0.01)        $(0.05)        $(0.01)        $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  0.55             0.06             0.92          (1.84)         (9.47)          8.76
------------------------------------      ------           ------           ------         ------         ------         ------
Total from investment operations           $0.58            $0.05            $0.91         $(1.89)        $(9.48)         $8.72
------------------------------------      ------           ------           ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                               $--              $--              $--            $--         $(2.84)        $(2.17)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                --               --               --             --          (0.58)            --
------------------------------------      ------           ------           ------         ------         ------         ------
Total distributions declared
to shareholders                              $--              $--              $--            $--         $(3.42)        $(2.17)
------------------------------------      ------           ------           ------         ------         ------         ------
Redemption fees added to
paid-in capital#                           $0.00+++         $0.00+++           $--            $--            $--            $--
------------------------------------      ------           ------           ------         ------         ------         ------
Net asset value, end of period             $8.29            $7.71            $7.66          $6.75          $8.64         $21.54
------------------------------------      ------           ------           ------         ------         ------         ------
Total return (%)&                           7.52++           0.65^^^        13.48^^      (21.88)        (50.14)         60.76
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                    YEARS ENDED 8/31
                                           ENDED         ----------------------------------------------------------------------
CLASS I (CONTINUED)                      2/28/05             2004             2003           2002           2001           2000
                                     (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                  1.18+            1.08             1.16           1.11           1.01           0.97
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                0.64+           (0.07)           (0.22)         (0.57)         (0.08)         (0.21)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            47               84               72            282            319            495
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $2,155           $2,134           $2,250         $2,070         $2,739         $6,418
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)               $0.03*          $(0.01)*            $--            $--            $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                  1.18+*           1.08*              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                0.64+*          (0.07)*             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.35% lower.
^^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. The non-recurring accrual resulted in an increase in the net asset value of
    $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended August 31, 2004 would have been 0.14% lower.
    The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Managed Sectors Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2005, the fund's custodian fees were reduced by $1,395 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2005, the fund's miscellaneous expenses were reduced by $4,878 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions.

The fund paid no distributions for the years ended August 31, 2004 and August 31, 2003.

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                     $288,484,439
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)          11,771,596
          ----------------------------------------------------------
          Other temporary differences                        (82,785)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010 ($209,247,033) and August 31, 2011 ($79,237,406).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $2.5 billion of average net assets             0.75%
          ----------------------------------------------------------
          Average net assets in excess of $2.5 billion         0.70%
          ----------------------------------------------------------

Management fees incurred for the six months ended February 28, 2005 were an effective rate of 0.75% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is a net increase of $1,194 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $2,687 for retired Independent Trustees for the six months ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $269,765, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                       BEGINNING OF
                                      PERIOD THROUGH
EFFECTIVE DATE                           2/28/05                       3/01/05

First $2 billion                         0.01120%                      0.01626%
-------------------------------------------------------------------------------
Next $2.5 billion                        0.00832%                      0.01206%
-------------------------------------------------------------------------------
Next $2.5 billion                        0.00032%                      0.00056%
-------------------------------------------------------------------------------
In excess of $7 billion                  0.00000%                      0.00000%
-------------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the fund paid MFS $5,422, equivalent to 0.00554% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $2,808 for the six months ended February 28, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                              CLASS A      CLASS B      CLASS C

Distribution Fee                                0.10%        0.75%        0.75%
-------------------------------------------------------------------------------
Service Fee                                     0.25%        0.25%        0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                         0.35%        1.00%        1.00%
-------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended February 28, 2005 amounted to:

                                              CLASS A      CLASS B      CLASS C

Service Fee Retained by MFD                    $7,535         $765          $47
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended February 28, 2005 were as follows:

                                              CLASS A      CLASS B      CLASS C

Effective Annual Percentage Rates               0.35%        1.00%        1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2005 were as follows:

                                               CLASS A      CLASS B      CLASS C

Contingent Deferred Sales Charges Imposed         $754      $36,170         $240
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the fund paid MFSC a fee of $89,166 for shareholder services which equated to 0.0912% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $120,254, and other costs paid by the fund directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $91,665,752 and $108,137,180, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $194,376,443
          ----------------------------------------------------------
          Gross unrealized appreciation                  $23,607,021
          ----------------------------------------------------------
          Gross unrealized depreciation                   (2,304,333)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $21,302,688
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                         Six months ended 2/28/05        Year ended 8/31/04
                           SHARES        AMOUNT        SHARES        AMOUNT

CLASS A SHARES

Shares sold                  318,725     $2,568,669    1,200,290     $9,467,545
--------------------------------------------------------------------------------
Shares reacquired         (2,358,965)   (19,105,242)  (4,537,224)   (35,764,681)
--------------------------------------------------------------------------------
Net change                (2,040,240)  $(16,536,573)  (3,336,934)  $(26,297,136)
--------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                  138,120     $1,106,617      490,524     $3,845,853
--------------------------------------------------------------------------------
Shares reacquired           (811,700)    (6,466,997)  (1,712,739)   (13,373,666)
--------------------------------------------------------------------------------
Net change                  (673,580)   $(5,360,380)  (1,222,215)   $(9,527,813)
--------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                   14,204       $112,269       46,113       $356,726
--------------------------------------------------------------------------------
Shares reacquired            (53,825)      (430,189)     (51,719)      (401,707)
--------------------------------------------------------------------------------
Net change                   (39,621)     $(317,920)      (5,606)      $(44,981)
--------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                    6,513        $54,139       16,395       $129,961
--------------------------------------------------------------------------------
Shares reacquired            (23,521)      (198,591)     (33,274)      (271,015)
--------------------------------------------------------------------------------
Net change                   (17,008)     $(144,452)     (16,879)     $(141,054)
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2005 was $433, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended February 28, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

(8) SUBSEQUENT EVENT

On April 5, 2005 the fund mailed a proxy statement/prospectus to shareholders of record at March 21, 2005 requesting a vote on an Agreement and Plan of Reorganization, whereby the Managed Sectors Fund would be reorganized into the Strategic Growth Fund. The Agreement and Plan of Reorganization provides for the transfer of the assets of the Managed Sectors Fund to the Strategic Growth Fund and the assumption by the Strategic Growth Fund of the liabilities of the Managed Sectors Fund in exchange solely for shares of beneficial interest in the Strategic Growth Fund. Immediately following the transfer, the Strategic Growth Fund shares received by the Managed Sectors Fund will be distributed to shareholders, pro rata, and the Managed Sectors Fund will be liquidated and terminated. Votes will be cast at a shareholder meeting scheduled for May 17, 2005. If approved, it is expected that the reorganization will occur on or around June 13, 2005.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MMS-SEM-4/05 50M

MFS(R) STRATEGIC GROWTH FUND                                            2/28/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                20
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       45
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               58
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      58
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                 97.8%
              Cash & Other Net Assets                 2.2%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                     3.5%
              --------------------------------------------
              Microsoft Corp.                         3.5%
              --------------------------------------------
              Johnson & Johnson                       3.5%
              --------------------------------------------
              Wyeth                                   2.9%
              --------------------------------------------
              Dell, Inc.                              2.7%
              --------------------------------------------
              Abbott Laboratories                     2.1%
              --------------------------------------------
              PepsiCo, Inc.                           2.1%
              --------------------------------------------
              Medtronic, Inc.                         2.0%
              --------------------------------------------
              Oracle Corp.                            1.8%
              --------------------------------------------
              Mercury Interactive Corp.               1.8%
              --------------------------------------------

              SECTOR WEIGHTINGS

              Technology                             31.4%
              --------------------------------------------
              Health Care                            21.7%
              --------------------------------------------
              Leisure                                12.3%
              --------------------------------------------
              Retailing                               9.3%
              --------------------------------------------
              Consumer Staples                        6.8%
              --------------------------------------------
              Financial Services                      5.6%
              --------------------------------------------
              Industrial Goods & Services             3.7%
              --------------------------------------------
              Miscellaneous                           3.0%
              --------------------------------------------
              Transportation                          2.4%
              --------------------------------------------
              Utilities & Communications              0.9%
              --------------------------------------------
              Basic Materials                         0.7%
              --------------------------------------------

Percentages are based on net assets as of 2/28/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, Class A shares of the MFS Strategic Growth Fund provided a total return of 9.87%, not including sales charges. In comparison, the fund's benchmark, the Russell 1000 Growth Index, returned 7.67%. The fund's investment objective is capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which MFS believes offer superior prospects for growth.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a significant decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty impacted markets. But, oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

CONTRIBUTORS TO PERFORMANCE

Stock selection and, to a lesser extent, our overweighted position in the technology sector contributed to performance relative to the fund's benchmark, the Russell 1000 Growth Index. VERITAS Software, Mercury Interactive, Symantec*, Network Appliance, Marvell Technology and Amdocs were top relative contributors in this group.

Stock selection in the health care sector also boosted the fund's relative results. Underweighting Pfizer* and avoiding Merck (a constituent in the index) helped as both stocks underperformed the benchmark. Similarly, avoiding poor performing mortgage financing provider Fannie Mae, in the financial services sector, yielded a positive contribution to relative performance.

Latin American mobile phone company America Movil was also among the fund's top relative contributors.

DETRACTORS FROM PERFORMANCE

Our decision not to hold any stocks in the energy sector, a benchmark component that outperformed the overall index, held back relative results.

Although the technology and health care sectors were positive contributors overall, both sectors contained many of our top individual detractors. In health care, holdings of biopharmaceutical company ImClone Systems and our decision not to own UnitedHealth Group (an index constituent that outperformed the benchmark) dampened relative results. In technology, not holding strong performing personal computer maker Apple Computer and chip giant Intel held back relative returns during the period as did our overweighted positions in digital data services firm Adtran International Group* and Cisco Systems, a supplier of data networking products for the Internet.

Stocks in other sectors that detracted from relative results included broadcasting company Univision Communications, retailer Kohl's, and consumer products firm Avon Products.

While it averaged less than 3% over the period, the fund's cash position held back relative performance. As with nearly all portfolios, this fund holds some cash to buy new holdings and to provide liquidity. In a period when equity markets - as measured by the Russell 1000 Growth Index - rose, holding any cash hurt relative performance. The index does not have a cash position.

    Respectfully,

/s/ Margaret W. Adams                      /s/ S. Irfan Ali

    Margaret Adams                             S. Irfan Ali
    Portfolio Manager                          Portfolio Manager

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio management team through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES, CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CUURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                     Class
 Share class    inception date     6-mo     1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
      A             1/02/96        9.87%   -0.38%    0.53%   -10.32%    11.62%
------------------------------------------------------------------------------
      B             4/11/97        9.53%   -1.02%   -0.12%   -10.89%    10.99%
------------------------------------------------------------------------------
      C             4/11/97        9.51%   -1.02%   -0.12%   -10.89%    11.01%
------------------------------------------------------------------------------
      I             1/02/97       10.08%   -0.05%    0.88%   -10.00%    11.96%
------------------------------------------------------------------------------
      J             2/10/00        9.46%   -1.03%   -0.13%   -10.89%    11.22%
------------------------------------------------------------------------------
      R1**         12/31/02        9.77%   -0.55%    0.41%   -10.38%    11.58%
------------------------------------------------------------------------------
      R2**         10/31/03        9.61%   -0.77%    0.36%   -10.40%    11.56%
------------------------------------------------------------------------------
     529A           7/31/02        9.73%   -0.66%    0.34%   -10.42%    11.55%
------------------------------------------------------------------------------
     529B           7/31/02        9.38%   -1.25%   -0.24%   -10.73%    11.34%
------------------------------------------------------------------------------
     529C           7/31/02        9.31%   -1.31%   -0.27%   -10.75%    11.33%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks(+)
------------------------------------------------------------------------------
Average large-cap
growth fund+                       8.80%    1.73%    0.73%    -8.98%     5.77%
------------------------------------------------------------------------------
Russell 1000 Growth Index#         7.67%    1.13%    1.06%    -9.71%     6.49%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

 Share class
------------------------------------------------------------------------------
      A                            3.55%   -6.11%   -1.44%   -11.37%    10.90%
------------------------------------------------------------------------------
      B                            5.53%   -4.98%   -1.13%   -11.20%    10.99%
------------------------------------------------------------------------------
      C                            8.51%   -2.01%   -0.12%   -10.89%    11.01%
------------------------------------------------------------------------------
      J                            6.17%   -4.00%   -1.13%   -11.44%    10.85%
------------------------------------------------------------------------------
     529A                          3.42%   -6.37%   -1.62%   -11.47%    10.83%
------------------------------------------------------------------------------
     529B                          5.38%   -5.20%   -1.22%   -11.03%    11.34%
------------------------------------------------------------------------------
     529C                          8.31%   -2.29%   -0.27%   -10.75%    11.33%
------------------------------------------------------------------------------
I, RI and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
      A                            9.87%   -0.38%    1.58%   -41.99%   173.63%
------------------------------------------------------------------------------
      B                            9.53%   -1.02%   -0.37%   -43.82%   159.70%
------------------------------------------------------------------------------
      C                            9.51%   -1.02%   -0.37%   -43.82%   160.17%
------------------------------------------------------------------------------
      I                           10.08%   -0.05%    2.66%   -40.95%   181.22%
------------------------------------------------------------------------------
      J                            9.46%   -1.03%   -0.37%   -43.83%   164.83%
------------------------------------------------------------------------------
      R1**                         9.77%   -0.55%    1.25%   -42.18%   172.73%
------------------------------------------------------------------------------
      R2**                         9.61%   -0.77%    1.09%   -42.27%   172.31%
------------------------------------------------------------------------------
     529A                          9.73%   -0.66%    1.03%   -42.30%   172.13%
------------------------------------------------------------------------------
     529B                          9.38%   -1.25%   -0.72%   -43.30%   167.42%
------------------------------------------------------------------------------
     529C                          9.31%   -1.31%   -0.81%   -43.35%   167.18%
------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, January 2, 1996, through February 28, 2005. Index information is from January 2, 1996.
(+) Average annual rates of return.
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 ** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares," and Class R2 shares have been renamed "Class R3 shares." In addition, on April 1, 2005, the fund launched the following new R Classes: R1, R2, R4, and R5. All references herein to Class R1 and Class R2 shares are as of February 28, 2005, and do not reflect the renaming of Class R1 and Class R2 shares.
  # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

INDEX DEFINITION

Russell 1000 Growth Index - is constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class J results, including sales charge, reflect the deduction of the maximum 3% sales charge and are available only to residents of Japan. On April 15, 2005, these shares were terminated. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS" revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Market risk is the risk that the price of a security held by the fund will fall due to changing economic, poltical or market conditions, or due to the financial condition of the company which issued the security.

Company risk is the risk that prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Companies may be less likely to pay dividends in difficult economic environments.

Growth companies risk is the risk that the prices of growth company securities held by the fund, which are the fund's principal investment focus, will fall to a greater extent than the overall equity markets (e.g., as represented by the Standard & Poor's Composite 500 Index) due to changing economic political or market conditions.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the fund may experience difficulty in buying and selling these securities at a fair price.

The fund will suffer a loss if it takes a short position and the value of the underlying security or index rises rather than falls. Because the fund must cover its short position subject to prevailing market rates, the potential loss is unlimited.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
Share Class
-------------------------------------------------------------------------------
                                                                   Expenses
                      Annualized    Beginning       Ending        Paid During
                       Expense     Account Value Account Value      Period**
                        Ratio       9/01/04        2/28/05      9/01/04-2/28/05
-------------------------------------------------------------------------------
        Actual            1.24%        $1,000          $1,099           $6.45
 A    -------------------------------------------------------------------------
        Hypothetical*     1.24%        $1,000          $1,019           $6.21
-------------------------------------------------------------------------------
        Actual            1.89%        $1,000          $1,095           $9.82
 B    -------------------------------------------------------------------------
        Hypothetical*     1.89%        $1,000          $1,015           $9.44
-------------------------------------------------------------------------------
        Actual            1.89%        $1,000          $1,095           $9.82
 C    -------------------------------------------------------------------------
        Hypothetical*     1.89%        $1,000          $1,015           $9.44
-------------------------------------------------------------------------------
        Actual            0.88%        $1,000          $1,101           $4.58
 I    -------------------------------------------------------------------------
        Hypothetical*     0.88%        $1,000          $1,020           $4.41
-------------------------------------------------------------------------------
        Actual            1.89%        $1,000          $1,095           $9.82
 J    -------------------------------------------------------------------------
        Hypothetical*     1.89%        $1,000          $1,015           $9.44
-------------------------------------------------------------------------------
        Actual            1.39%        $1,000          $1,098           $7.23
 R1   -------------------------------------------------------------------------
        Hypothetical*     1.39%        $1,000          $1,018           $6.95
-------------------------------------------------------------------------------
        Actual            1.64%        $1,000          $1,096           $8.52
 R2   -------------------------------------------------------------------------
        Hypothetical*     1.64%        $1,000          $1,017           $8.20
-------------------------------------------------------------------------------
        Actual            1.49%        $1,000          $1,097           $7.75
529A  -------------------------------------------------------------------------
        Hypothetical*     1.49%        $1,000          $1,017           $7.45
-------------------------------------------------------------------------------
        Actual            2.13%        $1,000          $1,094          $11.06
529B  -------------------------------------------------------------------------
        Hypothetical*     2.13%        $1,000          $1,014          $10.64
-------------------------------------------------------------------------------
        Actual            2.13%        $1,000          $1,093          $11.05
529C  -------------------------------------------------------------------------
        Hypothetical*     2.13%        $1,000          $1,014          $10.64
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

---------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
---------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.8%
---------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.0%
---------------------------------------------------------------------------------------------------
Reebok International Ltd.                                             368,000         $16,250,880
---------------------------------------------------------------------------------------------------

Banks & Credit Companies - 3.4%
---------------------------------------------------------------------------------------------------
American Express Co.                                                  451,500         $24,448,725
---------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       477,957          22,808,108
---------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                  183,300           7,744,425
---------------------------------------------------------------------------------------------------
                                                                                      $55,001,258
---------------------------------------------------------------------------------------------------
Biotechnology - 5.5%
---------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                          254,100         $15,655,101
---------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                      165,500           7,811,600
---------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                        398,500          22,351,865
---------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                407,200          14,068,760
---------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                340,500          15,070,530
---------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                      532,400          12,820,192
---------------------------------------------------------------------------------------------------
                                                                                      $87,778,048
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 7.7%
---------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                           550,300         $17,532,558
---------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                 108,800           1,747,328
---------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                              156,800          10,105,760
---------------------------------------------------------------------------------------------------
News Corp., "A"^                                                    1,045,800          17,402,112
---------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                    811,800          13,987,314
---------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                  385,700          10,178,623
---------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                     830,213          28,974,434
---------------------------------------------------------------------------------------------------
Walt Disney Co.                                                       661,600          18,485,104
---------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                   206,500           4,509,960
---------------------------------------------------------------------------------------------------
                                                                                     $122,923,193
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              51,300          $5,581,440
---------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                248,600           7,129,848
---------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             120,500           7,058,890
---------------------------------------------------------------------------------------------------
                                                                                      $19,770,178
---------------------------------------------------------------------------------------------------

Business Services - 2.5%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                1,050,800         $26,847,940
---------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                         161,400           6,123,516
---------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                    81,300           5,799,942
---------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                               55,900           1,612,715
---------------------------------------------------------------------------------------------------
                                                                                      $40,384,113
---------------------------------------------------------------------------------------------------
Chemicals - 0.7%
---------------------------------------------------------------------------------------------------
Monsanto Co.                                                          201,800         $11,861,804
---------------------------------------------------------------------------------------------------

Computer Software - 10.8%
---------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                          425,300         $12,482,555
---------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                               305,400           6,758,502
---------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                 490,000          11,025,000
---------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                14,373             389,365
---------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                            636,700          29,211,796
---------------------------------------------------------------------------------------------------
Microsoft Corp.                                                     2,187,700          55,086,286
---------------------------------------------------------------------------------------------------
Oracle Corp.*                                                       2,270,800          29,316,028
---------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                             1,130,079          27,370,513
---------------------------------------------------------------------------------------------------
                                                                                     $171,640,045
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.7%
---------------------------------------------------------------------------------------------------
Dell, Inc.*                                                         1,086,100         $43,541,749
---------------------------------------------------------------------------------------------------
International Business Machines Corp.                                 174,200          16,127,436
---------------------------------------------------------------------------------------------------
                                                                                      $59,669,185
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.0%
---------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                               86,300          $6,355,132
---------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                   252,700          10,807,979
---------------------------------------------------------------------------------------------------
Career Education Corp.*                                                60,600           2,069,490
---------------------------------------------------------------------------------------------------
Cintas Corp.                                                          327,600          14,342,328
---------------------------------------------------------------------------------------------------
Gillette Co.                                                          161,800           8,130,450
---------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                  405,000          21,501,450
---------------------------------------------------------------------------------------------------
                                                                                      $63,206,829
---------------------------------------------------------------------------------------------------
Electrical Equipment - 3.3%
---------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                           198,300         $13,756,071
---------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                   59,000           3,912,880
---------------------------------------------------------------------------------------------------
General Electric Co.                                                  312,600          11,003,520
---------------------------------------------------------------------------------------------------
Tyco International Ltd.                                               737,804          24,701,678
---------------------------------------------------------------------------------------------------
                                                                                      $53,374,149
---------------------------------------------------------------------------------------------------

Electronics - 6.7%
---------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                    99,400          $3,966,060
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                  508,900          18,686,808
---------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                              481,900           8,433,250
---------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                      190,200           9,397,782
---------------------------------------------------------------------------------------------------
Linear Technology Corp.                                               158,600           6,194,916
---------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                        260,900           9,546,331
---------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                       140,800           6,057,216
---------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                               294,000           8,683,290
---------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                  1,091,200          10,857,440
---------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                               362,900           9,605,963
---------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                         513,700          15,513,740
---------------------------------------------------------------------------------------------------
                                                                                     $106,942,796
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.2%
---------------------------------------------------------------------------------------------------
CVS Corp.                                                             383,700         $19,119,771
---------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 3.3%
---------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                         622,600         $33,533,236
---------------------------------------------------------------------------------------------------
SYSCO Corp.                                                           546,100          18,796,762
---------------------------------------------------------------------------------------------------
                                                                                      $52,329,998
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.4%
---------------------------------------------------------------------------------------------------
Carnival Corp.                                                        289,600         $15,748,448
---------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                         153,300           7,243,425
---------------------------------------------------------------------------------------------------
                                                                                      $22,991,873
---------------------------------------------------------------------------------------------------
General Merchandise - 3.0%
---------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                         257,500         $12,326,525
---------------------------------------------------------------------------------------------------
Target Corp.                                                          487,100          24,754,422
---------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                 220,376          11,373,605
---------------------------------------------------------------------------------------------------
                                                                                      $48,454,552
---------------------------------------------------------------------------------------------------
Insurance - 1.0%
---------------------------------------------------------------------------------------------------
American International Group, Inc.                                    231,689         $15,476,825
---------------------------------------------------------------------------------------------------

Internet - 3.2%
---------------------------------------------------------------------------------------------------
eBay, Inc.*                                                           393,000         $16,836,120
---------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                 468,700          10,545,750
---------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                        735,400          23,731,358
---------------------------------------------------------------------------------------------------
                                                                                      $51,113,228
---------------------------------------------------------------------------------------------------

Leisure & Toys - 1.6%
---------------------------------------------------------------------------------------------------
Activision, Inc.*                                                     203,300          $4,444,138
---------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                316,400          20,404,636
---------------------------------------------------------------------------------------------------
                                                                                      $24,848,774
---------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
---------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                              67,200          $6,031,200
---------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.8%
---------------------------------------------------------------------------------------------------
HCA, Inc.^                                                            278,100         $13,129,101
---------------------------------------------------------------------------------------------------

Medical Equipment - 4.9%
---------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                              236,400          $7,720,824
---------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                127,700           7,745,005
---------------------------------------------------------------------------------------------------
Guidant Corp.                                                         156,500          11,485,535
---------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                       618,800          32,251,856
---------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                               240,600           9,407,460
---------------------------------------------------------------------------------------------------
Waters Corp.*                                                         178,800           8,734,380
---------------------------------------------------------------------------------------------------
                                                                                      $77,345,060
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.8%
---------------------------------------------------------------------------------------------------
EMC Corp.*                                                          1,625,700         $20,581,362
---------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                              276,000           8,282,760
---------------------------------------------------------------------------------------------------
                                                                                      $28,864,122
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.5%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                   738,400         $33,959,016
---------------------------------------------------------------------------------------------------
Allergan, Inc.                                                        227,000          17,065,860
---------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                       268,300          15,024,800
---------------------------------------------------------------------------------------------------
Johnson & Johnson                                                     839,700          55,084,320
---------------------------------------------------------------------------------------------------
Wyeth                                                               1,152,168          47,031,498
---------------------------------------------------------------------------------------------------
                                                                                     $168,165,494
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
---------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                           226,300          $8,891,327
---------------------------------------------------------------------------------------------------

Restaurants - 1.0%
---------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                            182,299          $6,203,635
---------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                              202,800           9,107,748
---------------------------------------------------------------------------------------------------
                                                                                      $15,311,383
---------------------------------------------------------------------------------------------------

Specialty Stores - 4.1%
---------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                          112,600          $6,046,620
---------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                    228,600          12,348,972
---------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      178,100           7,127,562
---------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                      22,220             474,619
---------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                     369,600          21,725,088
---------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                        97,200           5,225,472
---------------------------------------------------------------------------------------------------
Staples, Inc.                                                         249,900           7,876,848
---------------------------------------------------------------------------------------------------
Tiffany & Co.                                                         161,500           4,869,225
---------------------------------------------------------------------------------------------------
                                                                                      $65,694,406
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
---------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                        56,600          $3,322,420
---------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                               416,009          10,936,877
---------------------------------------------------------------------------------------------------
                                                                                      $14,259,297
---------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.2%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                3,162,700         $55,094,234
---------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                            651,800          15,128,278
---------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        208,000           7,510,880
---------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^                                 158,900           4,657,359
---------------------------------------------------------------------------------------------------
                                                                                      $82,390,751
---------------------------------------------------------------------------------------------------
Trucking - 2.4%
---------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                          127,600          $7,083,076
---------------------------------------------------------------------------------------------------
FedEx Corp.                                                           118,200          11,557,596
---------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                      247,000          19,140,030
---------------------------------------------------------------------------------------------------
                                                                                      $37,780,702
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,542,531,367)                                     $1,561,000,342
---------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 2.2%
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    35,153,221         $35,153,221
---------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.7%
---------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
---------------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 2/28/05, due 3/01/05, total
to be received $27,024,959 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                          $27,023,000         $27,023,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,604,707,588)                                $1,623,176,563
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.7)%                                               (27,577,119)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,595,599,444
---------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS

Investments, at value, including $34,332,751 of
securities on loan (identified cost, $1,604,707,588)          $1,623,176,563
-----------------------------------------------------------------------------------------------------
Cash                                                                     274
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   20,557,409
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    4,962,003
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  1,556,338
-----------------------------------------------------------------------------------------------------
Other assets                                                             890
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,650,253,477
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $13,819,392
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 4,850,331
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                        35,153,221
-----------------------------------------------------------------------------------------------------

Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      85,800
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        234,959
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        58,084
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   1,367
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     19
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                              16
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               450,844
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $54,654,033
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,595,599,444
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $2,740,661,686
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   18,472,055
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                  (1,164,198,989)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      664,692
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,595,599,444
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  87,978,952
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $545,371,784
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              29,869,632
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $18.26
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$18.26)                                                  $19.37
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $400,586,634
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              22,934,169
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.47
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $101,418,631
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,795,569
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.50
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $538,405,775
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              28,825,466
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $18.68
-----------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                      $5,053,017
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 291,020
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $17.36
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/97.00X$17.36)                                                  $17.90
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $3,074,786
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 168,912
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $18.20
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $767,436
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  42,301
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $18.14
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                        $457,587
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  25,195
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $18.16
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$18.16)                                                  $19.27
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $170,421
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   9,812
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.37
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $293,373
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  16,876
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.38
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 2/28/05

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                        $12,892,226
-----------------------------------------------------------------------------------------------------
  Interest                                                             552,635
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (30,093)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $13,414,768
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $5,938,466
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                23,082
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        1,290,027
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               998,137
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             2,124,048
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               551,783
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                                27,439
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                6,616
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                1,098
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                756
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                795
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              1,205
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                         540
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         199
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         301
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    549
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    44,205
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        164,519
-----------------------------------------------------------------------------------------------------
  Printing                                                             134,700
-----------------------------------------------------------------------------------------------------
  Postage                                                               27,546
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         22,651
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            25,423
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        137,121
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $11,521,206
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (40,951)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (786,328)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $10,693,927
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $2,720,841
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $9,185,668
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    $9,185,668
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $136,349,855
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                                 813
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and
foreign currency translation                                                             $136,350,668
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                         $145,536,336
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $148,257,177
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                                    2/28/05                     8/31/04
                                                                (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income (loss)                                     $2,720,841                $(10,384,701)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           9,185,668                 103,987,570
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            136,350,668                 (92,871,441)
------------------------------------------------------------  -------------                ------------
Change in net assets from operations                           $148,257,177                    $731,428
------------------------------------------------------------  -------------                ------------
Change in net assets from fund share transactions              $(71,225,820)                $28,208,131
------------------------------------------------------------  -------------                ------------
Redemption fees                                                        $465                      $2,033
------------------------------------------------------------  -------------                ------------
Total change in net assets                                      $77,031,822                 $28,941,592
------------------------------------------------------------  -------------                ------------

NET ASSETS

At beginning of period                                       $1,518,567,622              $1,489,626,030
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $664,692 and accumulated net
investment loss of $2,056,149, respectively)                 $1,595,599,444              $1,518,567,622
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                                                YEARS ENDED 8/31
                                 SIX MONTHS
                                      ENDED       -----------------------------------------------------------------------------
CLASS A                             2/28/05             2004             2003            2002            2001              2000
                                (UNAUDITED)

Net asset value, beginning of
period                               $16.62           $16.57           $14.03          $19.22          $39.19            $28.18
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                           $0.04           $(0.08)          $(0.07)         $(0.13)         $(0.17)           $(0.28)
----------------------------------  -------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 1.60             0.13             2.61           (4.97)         (15.53)            13.13
----------------------------------  -------           ------           ------          ------          ------            ------
Total from investment
operations                            $1.64            $0.05            $2.54          $(5.10)        $(15.70)           $12.85
----------------------------------  -------           ------           ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                 $--              $--              $--             $--          $(4.08)           $(1.84)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                           --               --               --           (0.09)          (0.19)               --
----------------------------------  -------           ------           ------          ------          ------            ------
Total distributions declared
to shareholders                         $--              $--              $--          $(0.09)         $(4.27)           $(1.84)
----------------------------------  -------           ------           ------          ------          ------            ------
Redemption fees added to paid-
in capital#                           $0.00+++         $0.00+++           $--             $--             $--               $--
----------------------------------  -------           ------           ------          ------          ------            ------
Net asset value, end of period       $18.26           $16.62           $16.57          $14.03          $19.22            $39.19
----------------------------------  -------           ------           ------          ------          ------            ------
Total return (%)(+)&                   9.87++           0.30^^          18.10^         (26.70)         (42.93)            47.18
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued


                                 SIX MONTHS                                     YEARS ENDED 8/31
                                      ENDED       -----------------------------------------------------------------------------
CLASS A (CONTINUED)                 2/28/05             2004             2003            2002            2001              2000
                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                             1.24+            1.32             1.41            1.45            1.37              1.32
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           0.47+           (0.46)           (0.46)          (0.74)          (0.67)            (0.78)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       32               80               72             116             104               104
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $545,372         $563,761         $673,767        $731,283        $984,529        $1,356,313
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)          $0.03           $(0.09)             $--             $--             $--               $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                             1.34+            1.37               --              --              --                --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           0.37+           (0.51)              --              --              --                --
-------------------------------------------------------------------------------------------------------------------------------
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.08% lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                 SIX MONTHS                                     YEARS ENDED 8/31
                                      ENDED       -----------------------------------------------------------------------------
CLASS B                             2/28/05             2004             2003            2002            2001              2000
                                (UNAUDITED)

Net asset value, beginning of
period                               $15.95           $16.00           $13.65          $18.80          $38.45            $27.75
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)             $(0.02)          $(0.19)          $(0.16)         $(0.24)         $(0.33)           $(0.49)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 1.54             0.14             2.51           (4.82)         (15.23)            12.92
--------------------------------  ---------           ------           ------          ------          ------            ------
Total from investment
operations                            $1.52           $(0.05)           $2.35          $(5.06)        $(15.56)           $12.43
--------------------------------  ---------           ------           ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                 $--              $--              $--             $--          $(3.91)           $(1.73)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                           --               --               --           (0.09)          (0.18)               --
--------------------------------  ---------           ------           ------          ------          ------            ------
Total distributions declared
to shareholders                         $--              $--              $--          $(0.09)         $(4.09)           $(1.73)
--------------------------------  ---------           ------           ------          ------          ------            ------
Redemption fees added to paid-
in capital#                           $0.00+++         $0.00+++           $--             $--             $--               $--
--------------------------------  ---------           ------           ------          ------          ------            ------
Net asset value, end of period       $17.47           $15.95           $16.00          $13.65          $18.80            $38.45
--------------------------------  ---------           ------           ------          ------          ------            ------
Total return (%)&                      9.53++          (0.31)^^         17.22^         (27.08)         (43.32)            46.23
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                     YEARS ENDED 8/31
                                      ENDED       -----------------------------------------------------------------------------
CLASS B (CONTINUED)                 2/28/05             2004             2003            2002            2001              2000
                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                             1.89+            1.97             2.06            2.10            2.02              1.97
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   (0.18)+          (1.10)           (1.12)          (1.39)          (1.32)            (1.43)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       32               80               72             116             104               104
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                      $400,587         $427,364         $505,090        $490,326        $820,848        $1,419,290
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment loss                  $(0.02)          $(0.19)             $--             $--             $--               $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                             1.99+            2.02               --              --              --                --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   (0.28)+          (1.15)              --              --              --                --
-------------------------------------------------------------------------------------------------------------------------------
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.09% lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
 +  Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 8/31
                                        ENDED       ---------------------------------------------------------------------------
CLASS C                               2/28/05             2004             2003            2002            2001            2000
                                  (UNAUDITED)

Net asset value, beginning of
period                                 $15.98           $16.03           $13.67          $18.84          $38.54          $27.81
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)               $(0.02)          $(0.19)          $(0.16)         $(0.24)         $(0.34)         $(0.49)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       1.54             0.14             2.52           (4.84)         (15.25)          12.96
------------------------------------  -------           ------           ------          ------          ------          ------
Total from investment operations        $1.52           $(0.05)           $2.36          $(5.08)        $(15.59)         $12.47
------------------------------------  -------           ------           ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                   $--              $--              $--             $--          $(3.93)         $(1.74)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --               --               --           (0.09)          (0.18)             --
------------------------------------  -------           ------           ------          ------          ------          ------
Total distributions declared to
shareholders                              $--              $--              $--          $(0.09)         $(4.11)         $(1.74)
------------------------------------  -------           ------           ------          ------          ------          ------
Redemption fees added to paid-in
capital#                                $0.00+++         $0.00+++           $--             $--             $--             $--
------------------------------------  -------           ------           ------          ------          ------          ------
Net asset value, end of period         $17.50           $15.98           $16.03          $13.67          $18.84          $38.54
------------------------------------  -------           ------           ------          ------          ------          ------
Total return (%)&                        9.51++          (0.31)^^         17.26^         (27.13)         (43.29)          46.27
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 8/31
                                        ENDED       ---------------------------------------------------------------------------
CLASS C (CONTINUED)                   2/28/05             2004             2003            2002            2001            2000
                                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               1.89+            1.97             2.06            2.10            2.02            1.97
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.18)+          (1.10)           (1.12)          (1.39)          (1.32)          (1.43)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         32               80               72             116             104             104
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                             $101,419         $114,023         $141,307        $148,930        $270,903        $450,352
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment loss                    $(0.02)          $(0.19)             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.99+            2.02               --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.28)+          (1.15)              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.08% lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                   YEARS ENDED 8/31
                                           ENDED       ------------------------------------------------------------------------
CLASS I                                  2/28/05             2004             2003           2002           2001           2000
                                     (UNAUDITED)

Net asset value, beginning
of period                                 $16.97           $16.86           $14.24         $19.41         $39.53         $28.36
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)          $0.07           $(0.01)          $(0.01)        $(0.07)        $(0.08)        $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  1.64             0.12             2.63          (5.01)        (15.68)         13.22
---------------------------------------  -------           ------           ------         ------         ------         ------
Total from investment operations           $1.71            $0.11            $2.62         $(5.08)       $(15.76)        $13.07
---------------------------------------  -------           ------           ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                               $--              $--              $--            $--         $(4.17)        $(1.90)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                --               --               --          (0.09)         (0.19)            --
---------------------------------------  -------           ------           ------         ------         ------         ------
Total distributions declared to
shareholders                                 $--              $--              $--         $(0.09)        $(4.36)        $(1.90)
---------------------------------------  -------           ------           ------         ------         ------         ------
Redemption fees added to
paid-in capital#                           $0.00+++         $0.00+++           $--            $--            $--            $--
---------------------------------------  -------           ------           ------         ------         ------         ------
Net asset value, end of period            $18.68           $16.97           $16.86         $14.24         $19.41         $39.53
---------------------------------------  -------           ------           ------         ------         ------         ------
Total return (%)&                          10.08++           0.65^^          18.40^        (26.37)        (42.73)         47.73
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEARS ENDED 8/31
                                           ENDED       ------------------------------------------------------------------------
CLASS I (CONTINUED)                      2/28/05             2004             2003           2002           2001           2000
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                  0.88+            0.96             1.06           1.10           1.02           0.97
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                0.80+           (0.06)           (0.10)         (0.39)         (0.32)         (0.43)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            32               80               72            116            104            104
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $538,406         $405,006         $163,758        $26,193        $28,455        $41,292
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)               $0.06           $(0.02)             $--            $--            $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                  0.98+            1.01               --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                0.70+           (0.11)              --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.09% lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                          YEARS ENDED 8/31                              PERIOD
                                            ENDED       -------------------------------------------------------           ENDED
CLASS J                                   2/28/05            2004            2003           2002           2001         8/31/00*
                                      (UNAUDITED)

Net asset value, beginning
of period                                  $15.86          $15.91          $13.56         $18.69         $38.46          $35.94
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss                      $(0.01)         $(0.18)         $(0.16)        $(0.24)        $(0.34)         $(0.37)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.51            0.13            2.51          (4.80)        (15.19)           2.89
---------------------------------------  --------          ------          ------         ------         ------          ------
Total from investment operations            $1.50          $(0.05)          $2.35         $(5.04)       $(15.53)          $2.52
---------------------------------------  --------          ------          ------         ------         ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                                $--             $--             $--            $--         $(4.06)            $--
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --              --              --          (0.09)         (0.18)             --
---------------------------------------  --------          ------          ------         ------         ------          ------
Total distributions declared to
shareholders                                  $--             $--             $--         $(0.09)        $(4.24)            $--
---------------------------------------  --------          ------          ------         ------         ------          ------
Redemption fees added to
paid-in capital#                            $0.00+++        $0.00+++          $--            $--            $--             $--
---------------------------------------  --------          ------          ------         ------         ------          ------
Net asset value, end of period             $17.36          $15.86          $15.91         $13.56         $18.69          $38.46
---------------------------------------  --------          ------          ------         ------         ------          ------
Total return (%)(+)&                         9.46++         (0.31)^^        17.33^        (27.13)        (43.31)           7.01++
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           YEARS ENDED 8/31
                                       SIX MONTHS                                                                        PERIOD
                                            ENDED       -------------------------------------------------------           ENDED
CLASS J (CONTINUED)                       2/28/05            2004            2003           2002           2001         8/31/00*
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   1.89+           1.97            2.06           2.10           2.02            1.97+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.17)+         (1.10)          (1.12)         (1.39)         (1.32)          (1.43)+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             32              80              72            116            104             104
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $5,053          $5,363          $5,119         $4,744         $6,003          $8,551
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment loss                        $(0.02)         $(0.19)            $--            $--            $--             $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   1.99+           2.02              --             --             --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.27)+         (1.15)             --             --             --              --
-------------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class J shares, December 31, 1999, through August 31, 2000. For performance calculation purposes, the Class J inception date was changed from December 31, 1999 to February 10, 2000 to reflect the date of the initial sale of Class J shares. As a result, the total return and the beginning net asset value have been restated.
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.09% lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class J shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED            YEAR ENDED           PERIOD ENDED
CLASS R1                                                         2/28/05               8/31/04                8/31/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $16.58                $16.55                 $13.92###
---------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                  $0.03                $(0.09)                $(0.06)
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                  1.59                  0.12                   2.69
---------------------------------------------------------------  -------                ------                 ------
Total from investment operations                                   $1.62                 $0.03                  $2.63
---------------------------------------------------------------  -------                ------                 ------
Redemption fees added to paid-in capital#                          $0.00+++              $0.00+++                 $--
---------------------------------------------------------------  -------                ------                 ------
Net asset value, end of period                                    $18.20                $16.58                 $16.55
---------------------------------------------------------------  -------                ------                 ------
Total return (%)&                                                   9.77++                0.18^^                18.89++^###
---------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED            YEAR ENDED           PERIOD ENDED
CLASS R1 (CONTINUED)                                             2/28/05               8/31/04                8/31/03*
                                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.39+                 1.44                   1.60+
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        0.32+                (0.52)                 (0.60)+
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    32                    80                     72
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $3,075                $1,982                   $221
---------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                       $0.02                $(0.10)                   $--
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.49+                 1.49                     --
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        0.22+                (0.57)                    --
---------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through August 31, 2003.
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.08% lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $13.94 and 18.72%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS
                                                                            ENDED           PERIOD ENDED
CLASS R2                                                                  2/28/05                8/31/04*
                                                                      (UNAUDITED)

Net asset value, beginning of period                                       $16.55                 $16.99###
--------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                   $(0.01)                $(0.10)
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           1.60                  (0.34)
------------------------------------------------------------------------  -------                 ------
Total from investment operations                                            $1.59                 $(0.44)
------------------------------------------------------------------------  -------                 ------
Redemption fees added to paid-in capital#                                   $0.00+++               $0.00+++
------------------------------------------------------------------------  -------                 ------
Net asset value, end of period                                             $18.14                 $16.55
------------------------------------------------------------------------  -------                 ------
Total return (%)&                                                            9.61++                (2.59)++^^###
--------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                   1.64+                  1.66+
--------------------------------------------------------------------------------------------------------
Net investment loss                                                         (0.06)+                (0.74)+
--------------------------------------------------------------------------------------------------------
Portfolio turnover                                                             32                     80
--------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                    $767                   $309
--------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC.
    If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment loss                                                        $(0.01)                $(0.11)
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   1.74+                  1.71
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                (0.16)+                (0.79)
--------------------------------------------------------------------------------------------------------
*   For the period from inception of Class R2 shares, October 31, 2003, through August 31, 2004.
^^  The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
+   Annualized.
++  Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $17.01 and (2.70)%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS               YEARS ENDED 8/31                       PERIOD
                                                            ENDED         -----------------------------                 ENDED
CLASS 529A                                                2/28/05               2004               2003               8/31/02*
                                                      (UNAUDITED)

Net asset value, beginning of period                       $16.55             $16.52             $14.03                $13.89###
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)                           $0.02             $(0.12)            $(0.10)               $(0.01)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                       1.59               0.15               2.59                  0.15
--------------------------------------------------------  -------             ------             ------                ------
Total from investment operations                            $1.61              $0.03              $2.49                 $0.14
--------------------------------------------------------  -------             ------             ------                ------
Redemption fees added to paid-in capital#                   $0.00+++           $0.00+++             $--                   $--
--------------------------------------------------------  -------             ------             ------                ------
Net asset value, end of period                             $18.16             $16.55             $16.52                $14.03
--------------------------------------------------------  -------             ------             ------                ------
Total return (%)&                                            9.73++             0.18^^            17.75^                 1.01++###
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                       SIX MONTHS               YEARS ENDED 8/31                       PERIOD
                                                            ENDED         -----------------------------                 ENDED
CLASS 529A (CONTINUED)                                    2/28/05               2004               2003               8/31/02*
                                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.49+              1.56               1.67                  1.70+
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 0.18+             (0.68)             (0.69)                (0.74)+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             32                 80                 72                   116
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $457               $394               $225                    $5
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                $0.01             $(0.13)               $--                   $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.59+              1.61                 --                    --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 0.08+             (0.73)                --                    --
-----------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.09% lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $13.88 and 1.08%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                      SIX MONTHS              YEARS ENDED 8/31                   PERIOD
                                                           ENDED        --------------------------                ENDED
CLASS 529B                                               2/28/05             2004             2003              8/31/02*
                                                     (UNAUDITED)

Net asset value, beginning of period                      $15.88           $15.97           $13.65               $13.52###
-----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                                  $(0.04)          $(0.22)          $(0.19)              $(0.02)
-----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                      1.53             0.13             2.51                 0.15
-------------------------------------------------------  -------           ------           ------               ------
Total from investment operations                           $1.49           $(0.09)           $2.32                $0.13
-------------------------------------------------------  -------           ------           ------               ------
Redemption fees added to paid-in capital#                  $0.00+++         $0.00+++           $--                  $--
-------------------------------------------------------  -------           ------           ------               ------
Net asset value, end of period                            $17.37           $15.88           $15.97               $13.65
-------------------------------------------------------  -------           ------           ------               ------
Total return (%)&                                           9.38++          (0.56)^^         17.00^                0.96++###
-----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                      SIX MONTHS             YEARS ENDED 8/31                    PERIOD
                                                           ENDED        --------------------------                ENDED
CLASS 529B (CONTINUED)                                   2/28/05             2004             2003              8/31/02*
                                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  2.13+            2.20             2.33                 2.35+
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.45)+          (1.31)           (1.37)               (1.39)+
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            32               80               72                  116
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                   $170             $143              $79                   $5
-----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment loss                                       $(0.05)          $(0.23)             $--                  $--
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  2.23+            2.25               --                   --
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.55)+          (1.36)              --                   --
-----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through August 31, 2002.
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.09% lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $13.51 and 1.04%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS               YEARS ENDED 8/31                  PERIOD
                                                            ENDED         ----------------------------             ENDED
CLASS 529C                                                2/28/05               2004              2003           8/31/02*
                                                      (UNAUDITED)

Net asset value, beginning of period                       $15.90             $15.99            $13.67            $13.54###
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                                   $(0.04)            $(0.22)           $(0.19)           $(0.02)
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                       1.52               0.13              2.51              0.15
-------------------------------------------------------  --------             ------            ------            ------
Total from investment operations                            $1.48             $(0.09)            $2.32             $0.13
-------------------------------------------------------  --------             ------            ------            ------
Redemption fees added to paid-in capital#                   $0.00+++           $0.00+++            $--               $--
-------------------------------------------------------  --------             ------            ------            ------
Net asset value, end of period                             $17.38             $15.90            $15.99            $13.67
-------------------------------------------------------  --------             ------            ------            ------
Total return (%)&                                            9.31++            (0.56)^^          16.97^             0.96++**###
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                       SIX MONTHS               YEARS ENDED 8/31                  PERIOD
                                                            ENDED         ----------------------------             ENDED
CLASS 529C (CONTINUED)                                    2/28/05               2004              2003           8/31/02*
                                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   2.13+              2.20              2.30              2.35+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.44)+            (1.29)            (1.35)            (1.38)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             32                 80                72               116
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $293               $221               $58                $5
------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment loss                                        $(0.04)            $(0.23)              $--               $--
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   2.23+              2.25                --                --
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.54)+            (1.34)               --                --
------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through August 31, 2002.
 ** The total return previously reported for the period ended August 31, 2002 has been revised from 1.04% to 1.03%.
  ^ The fund's total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 0.09% lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $13.53 and 1.03%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Growth Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $80,785 of Deferred Trustees" Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2005, the fund's custodian fees were reduced by $17,515 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2005, the fund's miscellaneous expenses were reduced by $23,436 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, wash sales, defaulted bonds and capital losses. The fund paid no distributions for the years ended August 31, 2004 and August 31, 2003.

As of August 31, 2004, the components of accumulated losses on a tax basis were as follows:

          Capital loss carryforward                 $(1,157,631,028)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)       (133,632,242)
          ----------------------------------------------------------
          Other temporary differences                    (2,056,149)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE

          August 31, 2010                             $(827,855,260)
          ----------------------------------------------------------
          August 31, 2011                              (299,742,793)
          ----------------------------------------------------------
          August 31, 2012                               (30,032,975)
          ----------------------------------------------------------
          Total                                     $(1,157,631,028)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 15, 2005, Class J shares will be terminated.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.65% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees" compensation is a net decrease of $2,126 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $1,077 for retired Independent Trustees for the six months ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $827,507, which resulted in an increase in net assets value of $0.01 per share on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                      4/01/04
                                      THROUGH
EFFECTIVE DATE                        2/28/05                       3/01/05

First $2 billion                      0.01120%                      0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                     0.00832%                      0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                     0.00032%                      0.00056%
----------------------------------------------------------------------------
In excess of $7 billion               0.00000%                      0.00000%
----------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the fund paid MFS $44,205, equivalent to 0.00557% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $33,733 and $232 for the six months ended February 28, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                   CLASS A         CLASS B         CLASS C         CLASS J        CLASS R1        CLASS R2

Distribution Fee                     0.10%           0.75%           0.75%           0.75%           0.25%           0.25%
--------------------------------------------------------------------------------------------------------------------------
Service Fee                          0.25%           0.25%           0.25%           0.25%           0.25%           0.25%
--------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan              0.35%           1.00%           1.00%           1.00%           0.50%           0.50%
--------------------------------------------------------------------------------------------------------------------------

                                CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                     0.25%           0.75%           0.75%
--------------------------------------------------------------------------
Service Fee                          0.25%           0.25%           0.25%
--------------------------------------------------------------------------
Total Distribution Plan              0.50%           1.00%           1.00%
--------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended February 28, 2005 amounted to:

                                   CLASS A         CLASS B         CLASS C         CLASS J        CLASS R1        CLASS R2

Service Fee Retained by MFD        $25,594          $4,081          $2,068              $0              $8             $13
--------------------------------------------------------------------------------------------------------------------------

                                CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD           $232              $8             $31
--------------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended February 28, 2005 were as follows:

                                   CLASS A         CLASS B         CLASS C         CLASS J        CLASS R1        CLASS R2

Effective Annual Percentage
Rates                                0.35%           1.00%           1.00%           1.00%           0.50%           0.50%
--------------------------------------------------------------------------------------------------------------------------

                                CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual Percentage
Rates                                0.35%           1.00%           1.00%
--------------------------------------------------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and
Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2005 were as follows:

                                                CLASS A        CLASS B        CLASS C      CLASS 529B      CLASS 529C

Contingent Deferred Sales
Charges Imposed                                 $16,210       $470,195         $6,872             $27              $0
-----------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the fund paid MFSC a fee of $724,140 for shareholder services which equated to 0.0913% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $724,140, and other costs paid by the fund directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $489,514,214 and $555,539,978, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $1,610,461,217
          ----------------------------------------------------------
          Gross unrealized appreciation                $120,319,551
          ----------------------------------------------------------
          Gross unrealized depreciation                (107,604,205)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $12,715,346
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Six months ended 2/28/05                Year ended 8/31/04*
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                             2,620,620         $46,791,365         9,135,629        $159,921,433
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (6,670,181)       (120,111,347)      (15,888,205)       (278,004,488)
-----------------------------------------------------------------------------------------------------------
Net change                             (4,049,561)       $(73,319,982)       (6,752,576)      $(118,083,055)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               667,943         $11,450,932         2,724,980         $45,750,851
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (4,525,100)        (77,811,432)       (7,496,759)       (125,557,730)
-----------------------------------------------------------------------------------------------------------
Net change                             (3,857,157)       $(66,360,500)       (4,771,779)       $(79,806,879)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               162,006          $2,786,238           924,461         $15,527,263
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,501,148)        (25,834,486)       (2,603,489)        (43,764,517)
-----------------------------------------------------------------------------------------------------------
Net change                             (1,339,142)       $(23,048,248)       (1,679,028)       $(28,237,254)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                             5,161,848         $94,510,478        14,464,089        $257,055,055
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (197,761)         (3,584,433)         (315,485)         (5,591,834)
-----------------------------------------------------------------------------------------------------------
Net change                              4,964,087         $90,926,045        14,148,604        $251,463,221
-----------------------------------------------------------------------------------------------------------

CLASS J SHARES

Shares sold                                22,747            $391,281           134,418          $2,218,836
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (69,953)         (1,224,231)         (118,008)         (2,007,446)
-----------------------------------------------------------------------------------------------------------
Net change                                (47,206)          $(832,950)           16,410            $211,390
-----------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                                97,394          $1,764,249           122,633          $2,203,904
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (48,031)           (876,186)          (16,451)           (285,108)
-----------------------------------------------------------------------------------------------------------
Net change                                 49,363            $888,063           106,182          $1,918,796
-----------------------------------------------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                25,408            $463,339            18,703            $327,908
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,810)            (32,887)               --                  --
-----------------------------------------------------------------------------------------------------------
Net change                                 23,598            $430,452            18,703            $327,908
-----------------------------------------------------------------------------------------------------------

                                        Six months ended 2/28/05                 Year ended 8/31/04
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS 529A SHARES

Shares sold                                 2,520             $45,230            11,639            $202,658
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,140)            (19,585)           (1,468)            (25,484)
-----------------------------------------------------------------------------------------------------------
Net change                                  1,380             $25,645            10,171            $177,174
-----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                   889             $15,295             4,118             $68,611
-----------------------------------------------------------------------------------------------------------
Shares reacquired                            (107)             (1,845)              (38)               (635)
-----------------------------------------------------------------------------------------------------------
Net change                                    782             $13,450             4,080             $67,976
-----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                 3,540             $61,779            10,500            $173,280
-----------------------------------------------------------------------------------------------------------
Shares reacquired                            (549)             (9,574)             (263)             (4,426)
-----------------------------------------------------------------------------------------------------------
Net change                                  2,991             $52,205            10,237            $168,854
-----------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 2%, 8%, 9% and 13%, respectively, of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2005 was $5,354, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended February 28, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            AGF-SEM-04/05 150M

MFS(R) CORE EQUITY FUND                                                 2/28/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                22
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       38
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               49
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      49
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

              Stocks                              98.3%
              Cash & Other Net Assets              1.7%

TOP TEN HOLDINGS

              Exxon Mobil Corp.                    2.8%
              -----------------------------------------
              Lockheed Martin Corp.                2.2%
              -----------------------------------------
              Bank of America Corp.                2.2%
              -----------------------------------------
              General Electric Co.                 2.2%
              -----------------------------------------
              Dell, Inc.                           2.1%
              -----------------------------------------
              Wyeth Pharmaceuticals                2.1%
              -----------------------------------------
              TOTAL S.A., ADR                      2.1%
              -----------------------------------------
              Target Corp.                         2.0%
              -----------------------------------------
              PepsiCo, Inc.                        1.9%
              -----------------------------------------
              Kohl's Corp.                         1.9%
              -----------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                  19.1%
              -----------------------------------------
              Technology                          14.4%
              -----------------------------------------
              Health Care                         12.8%
              -----------------------------------------
              Energy                               8.1%
              -----------------------------------------
              Industrial Goods & Services          7.7%
              -----------------------------------------
              Consumer Staples                     7.4%
              -----------------------------------------
              Retailing                            6.9%
              -----------------------------------------
              Utilities & Communications           6.5%
              -----------------------------------------
              Leisure                              5.5%
              -----------------------------------------
              Basic Materials                      5.2%
              -----------------------------------------
              Special Products & Services          1.8%
              -----------------------------------------
              Transportation                       1.5%
              -----------------------------------------
              Autos & Housing                      1.4%
              -----------------------------------------

Percentages are based on net assets as of 2/28/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, Class A shares of the MFS Core Equity Fund provided a total return of 13.16%, not including sales charges. In comparison, the fund's benchmark, the Standard and Poor's 500 Stock Index (the S&P 500), returned 9.98%. The fund's investment objective is to seek to provide long-term growth of capital. The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The fund focuses on companies that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. While the fund may invest in companies of any size, the fund generally focuses on companies with market capitalizations in excess of $2 billion.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a significant decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty impacted markets. But, oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the health care sector was the strongest contributor to performance relative to the S&P 500. Avoiding pharmaceutical firms Pfizer and Merck (both constituents in the index) helped results as both stocks lagged the benchmark.

Stock selection in the basic materials, and utilities and communications sectors also boosted the fund's relative performance. In basic materials, chemicals and polymers manufacturer Lyondell Chemical, agricultural products supplier Monsanto, and Brazilian iron ore miner Companhia Vale Do Rio Doce aided relative results. In utilities and communications, electric power provider TXU Corp. was a significant overall contributor.

Several stocks from the technology group, including Apple Computer, business intelligence software provider MicroStrategy, and e-commerce outsourcing solutions provider Digital River*, were also among the top relative contributors.

DETRACTORS FROM PERFORMANCE

Stock selection in the special products and services sector held back results relative to the S&P 500. Moving and relocation services firm SIRVA, Inc. was a significant detractor in this group.

Although the technology sector was a positive contributor overall, several technology stocks were among the top detractors, including procurement software provider Ariba, service management software developer SupportSoft*, computer printer manufacturer Lexmark International, and Internet portal provider Yahoo. With Yahoo we missed much of its positive performance given our positioning during the period.

Stocks in other sectors that hurt investment results included mortgage financing firm Freddie Mac* and discount department store retailer Kohl's. Not owning stock in energy firm ChevronTexaco (an index constituent that outperformed the S&P 500) also dampened relative results.

While it averaged less than 3% over the period, the fund's cash position held back relative performance. As with nearly all portfolios, this fund holds some cash to buy new holdings and to provide liquidity. In a period when equity markets - as measured by the S&P 500 - rose, holding any cash hurt relative performance. The index does not have a cash position.

    Respectfully,

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

* Security was not held in the portfolio at period-end.

The fund is managed by a team of MFS(R) equity research analysts, under the general supervision of Mr. Antonelli.

Note to Shareholders: Prior to May 1, 2004, MFS(R) Core Equity Fund was known as MFS(R) Research Growth and Income Fund. The fund's name was changed to better reflect its new primary investment objective of one seeking to provide long-term growth of capital rather than one seeking to provide long-term growth of capital, current income, and growth of income.

The views expressed in this report are those of the Director of Global Equity Research only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES, CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
  Share class     inception date    6-mo     1-yr    3-yr     5-yr     Life*
------------------------------------------------------------------------------
       A             1/02/96        13.16%   9.04%    4.94%    2.11%     9.07%
------------------------------------------------------------------------------
       B             1/02/97        12.78%   8.29%    4.23%    1.44%     8.36%
------------------------------------------------------------------------------
       C             1/02/97        12.76%   8.32%    4.23%    1.43%     8.34%
------------------------------------------------------------------------------
       I             1/02/97        13.33%   9.42%    5.30%    2.47%     9.40%
------------------------------------------------------------------------------
      R1**           12/31/02       13.00%   8.81%    4.80%    2.03%     9.03%
------------------------------------------------------------------------------
      R2**           10/31/03       12.88%   8.62%    4.77%    2.01%     9.01%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average multi-cap
core fund+                          11.96%   6.70%    5.40%    0.22%     8.93%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock
Index#                               9.98%   6.97%    4.64%   -0.98%     9.32%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

  Share class                       6-mo     1-yr    3-yr     5-yr     Life*
------------------------------------------------------------------------------
       A                             6.65%   2.77%    2.89%    0.91%     8.37%
------------------------------------------------------------------------------
       B                             8.78%   4.29%    3.30%    1.06%     8.36%
------------------------------------------------------------------------------
       C                            11.76%   7.32%    4.23%    1.43%     8.34%
------------------------------------------------------------------------------
I, R1 and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                            13.16%   9.04%   15.57%   10.99%   121.50%
------------------------------------------------------------------------------
       B                            12.78%   8.29%   13.24%    7.41%   108.66%
------------------------------------------------------------------------------
       C                            12.76%   8.32%   13.22%    7.37%   108.25%
------------------------------------------------------------------------------
       I                            13.33%   9.42%   16.75%   12.96%   127.64%
------------------------------------------------------------------------------
      R1**                          13.00%   8.81%   15.10%   10.55%   120.61%
------------------------------------------------------------------------------
      R2**                          12.88%   8.62%   14.99%   10.44%   120.40%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
 * For the period from the commencement of the fund's investment operations, January 2, 1996, through February 28, 2005. Index information is from January 1, 1996.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares". In addition, on April 1, 2005, the fund launched the following new R share classes: R1, R2, R4, and R5. All references herein to Class R1 and Class R2 shares are as of February 28, 2005 and do not reflect the renaming of Class R1 and Class R2 shares.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

S&P 500 Stock Index - is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS" revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may be susceptible to market risk, which is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Companies may be less likely to pay dividends in difficult economic environments.

Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the fund's value may not rise as much as the value of funds that emphasize smaller cap companies.

This is the risk that the prices of growth company securities held by the fund will fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

Over the counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in purchasing or selling these securities at a fair price.

The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as an Individual Retirement Account (IRA)). Frequent trading also increases transaction costs, which could detract from the fund's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
Share Class
-------------------------------------------------------------------------------
                                                                   Expenses
                      Annualized    Beginning       Ending        Paid During
                       Expense     Account Value Account Value      Period**
                        Ratio       9/01/04        2/28/05      9/01/04-2/28/05
-------------------------------------------------------------------------------
        Actual            1.44%        $1,000          $1,132           $7.61
A     -------------------------------------------------------------------------
        Hypothetical*     1.44%        $1,000          $1,018           $7.21
-------------------------------------------------------------------------------
        Actual            2.07%        $1,000          $1,128          $10.92
 B    -------------------------------------------------------------------------
        Hypothetical*     2.07%        $1,000          $1,015          $10.34
-------------------------------------------------------------------------------
        Actual            2.08%        $1,000          $1,128          $10.97
 C    -------------------------------------------------------------------------
        Hypothetical*     2.08%        $1,000          $1,014          $10.39
-------------------------------------------------------------------------------
        Actual            1.34%        $1,000          $1,133           $7.09
 I    -------------------------------------------------------------------------
        Hypothetical*     1.34%        $1,000          $1,018           $6.70
-------------------------------------------------------------------------------
        Actual            1.59%        $1,000          $1,130           $8.40
R1    -------------------------------------------------------------------------
        Hypothetical*     1.59%        $1,000          $1,017           $7.95
-------------------------------------------------------------------------------
        Actual            1.83%        $1,000          $1,129           $9.66
R2    -------------------------------------------------------------------------
        Hypothetical*     1.83%        $1,000          $1,016           $9.15
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
-------------------------------------------------------------------------------------------------


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.3%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Aerospace - 3.0%
-------------------------------------------------------------------------------------------------
ITT Industry, Inc.                                                       11,490        $1,010,546
-------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                                   41,870           424,981
-------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                    70,930         4,200,475
-------------------------------------------------------------------------------------------------
                                                                                       $5,636,002
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.6%
-------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                22,960        $1,089,452
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.3%
-------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                                10,280          $576,194
-------------------------------------------------------------------------------------------------

Automotive - 0.8%
-------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                    12,790          $791,445
-------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                            9,780           723,231
-------------------------------------------------------------------------------------------------
                                                                                       $1,514,676
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 12.0%
-------------------------------------------------------------------------------------------------
Bank of America Corp.                                                    89,304        $4,166,032
-------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                              75,680         2,629,880
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                  80,590         2,945,565
-------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                          97,540         2,810,127
-------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                       34,100         1,795,024
-------------------------------------------------------------------------------------------------
SLM Corp.                                                                69,190         3,376,472
-------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                     30,800         2,231,152
-------------------------------------------------------------------------------------------------
U.S. Bancorp                                                             50,810         1,511,598
-------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                  34,880         1,463,565
-------------------------------------------------------------------------------------------------
                                                                                      $22,929,415
-------------------------------------------------------------------------------------------------
Biotechnology - 1.2%
-------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                   34,900        $1,205,795
-------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                         47,850         1,152,228
-------------------------------------------------------------------------------------------------
                                                                                       $2,358,023
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.7%
-------------------------------------------------------------------------------------------------
ADVO, Inc.                                                                8,740          $320,496
-------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                              17,550           247,806
-------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                      14,500           471,975
-------------------------------------------------------------------------------------------------

Broadcast & Cable TV - continued
-------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                       30,660          $912,135
-------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*                                         71,810           943,583
-------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                     7,520           458,720
-------------------------------------------------------------------------------------------------
Radio One, Inc., "D"^*                                                   33,660           460,132
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                        25,020           873,198
-------------------------------------------------------------------------------------------------
Walt Disney Co.                                                          81,790         2,285,213
-------------------------------------------------------------------------------------------------
                                                                                       $6,973,258
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.3%
-------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                90,210          $958,932
-------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                  4,110           288,481
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                12,610         1,371,968
-------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                         16,150         1,302,336
-------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                   13,850           397,218
-------------------------------------------------------------------------------------------------
                                                                                       $4,318,935
-------------------------------------------------------------------------------------------------
Business Services - 1.6%
-------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                     36,940          $943,817
-------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                            24,490           929,151
-------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                      5,560           396,650
-------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"*                                            11,740           360,888
-------------------------------------------------------------------------------------------------
SIRVA, Inc.^*                                                            52,310           459,805
-------------------------------------------------------------------------------------------------
                                                                                       $3,090,311
-------------------------------------------------------------------------------------------------
Chemicals - 2.0%
-------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                            27,640        $1,473,212
-------------------------------------------------------------------------------------------------
Monsanto Co.                                                             38,780         2,279,488
-------------------------------------------------------------------------------------------------
                                                                                       $3,752,700
-------------------------------------------------------------------------------------------------
Computer Software - 2.7%
-------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                             36,920        $1,032,283
-------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                     155             4,199
-------------------------------------------------------------------------------------------------
FileNet Corp.*                                                            7,540           176,587
-------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                6,380           451,194
-------------------------------------------------------------------------------------------------
Oracle Corp.*                                                           144,990         1,871,821
-------------------------------------------------------------------------------------------------
Symantec Corp.*                                                          72,900         1,604,529
-------------------------------------------------------------------------------------------------
                                                                                       $5,140,613
-------------------------------------------------------------------------------------------------

Computer Software - Systems - 2.8%
-------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                    27,760        $1,245,314
-------------------------------------------------------------------------------------------------
Dell, Inc.*                                                             101,150         4,055,104
-------------------------------------------------------------------------------------------------
                                                                                       $5,300,418
-------------------------------------------------------------------------------------------------
Construction - 0.4%
-------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                                   10,160          $848,665
-------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.8%
-------------------------------------------------------------------------------------------------
Career Education Corp.*                                                  15,370          $524,886
-------------------------------------------------------------------------------------------------
Gillette Co.                                                             38,170         1,918,043
-------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                     56,080         2,977,287
-------------------------------------------------------------------------------------------------
                                                                                       $5,420,216
-------------------------------------------------------------------------------------------------
Containers - 0.6%
-------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                           64,370        $1,070,473
-------------------------------------------------------------------------------------------------

Electrical Equipment - 4.0%
-------------------------------------------------------------------------------------------------
American Standard Cos., Inc.                                             10,720          $490,976
-------------------------------------------------------------------------------------------------
General Electric Co.                                                    117,720         4,143,744
-------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                  92,340         3,091,543
-------------------------------------------------------------------------------------------------
                                                                                       $7,726,263
-------------------------------------------------------------------------------------------------
Electronics - 2.7%
-------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                     43,110        $1,582,999
-------------------------------------------------------------------------------------------------
FormFactor, Inc.^*                                                       19,120           439,186
-------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                        29,640           598,135
-------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                         10,500           518,805
-------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                           10,830           396,270
-------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                        72,180           718,191
-------------------------------------------------------------------------------------------------
PowerDsine Ltd.^*                                                        33,500           332,320
-------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                              17,690           620,919
-------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                570            17,214
-------------------------------------------------------------------------------------------------
                                                                                       $5,224,039
-------------------------------------------------------------------------------------------------
Energy - Independent - 1.0%
-------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                       16,950          $793,091
-------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                       3,570           325,298
-------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                       10,500           710,220
-------------------------------------------------------------------------------------------------
                                                                                       $1,828,609
-------------------------------------------------------------------------------------------------

Energy - Integrated - 6.0%
-------------------------------------------------------------------------------------------------
ConocoPhillips                                                           20,000        $2,217,800
-------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                        83,312         5,274,483
-------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                          33,670         4,013,464
-------------------------------------------------------------------------------------------------
                                                                                      $11,505,747
-------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
-------------------------------------------------------------------------------------------------
CVS Corp.                                                                30,330        $1,511,344
-------------------------------------------------------------------------------------------------
Kroger Co.*                                                              34,670           623,713
-------------------------------------------------------------------------------------------------
                                                                                       $2,135,057
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.6%
-------------------------------------------------------------------------------------------------
General Mills, Inc.                                                      23,420        $1,226,505
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                            68,909         3,711,439
-------------------------------------------------------------------------------------------------
                                                                                       $4,937,944
-------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.2%
-------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.*                                                  3,920          $351,781
-------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.8%
-------------------------------------------------------------------------------------------------
Carnival Corp.                                                           15,070          $819,507
-------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                   24,530           735,655
-------------------------------------------------------------------------------------------------
                                                                                       $1,555,162
-------------------------------------------------------------------------------------------------
General Merchandise - 3.9%
-------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                            73,880        $3,536,636
-------------------------------------------------------------------------------------------------
Target Corp.                                                             76,480         3,886,714
-------------------------------------------------------------------------------------------------
                                                                                       $7,423,350
-------------------------------------------------------------------------------------------------
Insurance - 4.1%
-------------------------------------------------------------------------------------------------
Ace Ltd.                                                                 24,750        $1,100,385
-------------------------------------------------------------------------------------------------
American International Group, Inc.                                       37,050         2,474,940
-------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                           24,340           460,513
-------------------------------------------------------------------------------------------------
Genworth Financial, Inc.                                                 17,870           503,219
-------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                  11,510           828,145
-------------------------------------------------------------------------------------------------
MetLife, Inc.                                                            34,240         1,405,210
-------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                               19,160         1,092,120
-------------------------------------------------------------------------------------------------
                                                                                       $7,864,532
-------------------------------------------------------------------------------------------------

Internet - 1.9%
-------------------------------------------------------------------------------------------------
Ariba, Inc.^*                                                           216,180        $1,969,400
-------------------------------------------------------------------------------------------------
eBay, Inc.*                                                              10,130           433,969
-------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                           40,790         1,316,293
-------------------------------------------------------------------------------------------------
                                                                                       $3,719,662
-------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
-------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                    3,410          $219,911
-------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                              7,040           148,685
-------------------------------------------------------------------------------------------------
Mattel, Inc.                                                              8,740           182,841
-------------------------------------------------------------------------------------------------
                                                                                         $551,437
-------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
-------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                         6,440          $612,122
-------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                    6,030           389,538
-------------------------------------------------------------------------------------------------
                                                                                       $1,001,660
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.3%
-------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                            17,290          $561,233
-------------------------------------------------------------------------------------------------
HCA, Inc.                                                                44,790         2,114,536
-------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                 126,410         1,379,133
-------------------------------------------------------------------------------------------------
VistaCare, Inc., "A"^*                                                   23,050           403,836
-------------------------------------------------------------------------------------------------
                                                                                       $4,458,738
-------------------------------------------------------------------------------------------------
Medical Equipment - 2.6%
-------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                           19,890          $429,226
-------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                 48,730         1,591,522
-------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                       22,300           836,027
-------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                   23,620         2,028,958
-------------------------------------------------------------------------------------------------
                                                                                       $4,885,733
-------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
-------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                       16,000          $535,777
-------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                          38,980         1,364,300
-------------------------------------------------------------------------------------------------
                                                                                       $1,900,077
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                      26,960          $933,355
-------------------------------------------------------------------------------------------------

Oil Services - 1.1%
-------------------------------------------------------------------------------------------------
Halliburton Co.                                                          22,030          $968,659
-------------------------------------------------------------------------------------------------
Noble Corp.                                                               7,890           450,282
-------------------------------------------------------------------------------------------------
Pride International, Inc.*                                               27,380           674,096
-------------------------------------------------------------------------------------------------
                                                                                       $2,093,037
-------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.4%
-------------------------------------------------------------------------------------------------
EMC Corp.*                                                               90,590        $1,146,869
-------------------------------------------------------------------------------------------------
Flextronics International Ltd.*                                          61,610           822,494
-------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                        18,760         1,503,239
-------------------------------------------------------------------------------------------------
Solectron Corp.*                                                        212,110         1,049,945
-------------------------------------------------------------------------------------------------
                                                                                       $4,522,547
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.7%
-------------------------------------------------------------------------------------------------
Abbott Laboratories                                                      44,750        $2,058,053
-------------------------------------------------------------------------------------------------
Allergan, Inc.                                                           15,680         1,178,822
-------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                          42,390         2,373,840
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                        49,500         3,247,200
-------------------------------------------------------------------------------------------------
Wyeth                                                                    98,330         4,013,831
-------------------------------------------------------------------------------------------------
                                                                                      $12,871,746
-------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
-------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                   10,980          $321,055
-------------------------------------------------------------------------------------------------

Printing & Publishing - 0.1%
-------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                               3,660          $143,801
-------------------------------------------------------------------------------------------------

Real Estate - 0.7%
-------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                  15,850          $947,830
-------------------------------------------------------------------------------------------------
HomeBanc Corp.                                                           49,760           481,179
-------------------------------------------------------------------------------------------------
                                                                                       $1,429,009
-------------------------------------------------------------------------------------------------
Restaurants - 0.6%
-------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                 20,320          $912,571
-------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.*                                    11,380           332,979
-------------------------------------------------------------------------------------------------
                                                                                       $1,245,550
-------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.6%
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                    88,720        $3,003,172
-------------------------------------------------------------------------------------------------

Specialty Stores - 1.6%
-------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                82,930        $1,296,196
-------------------------------------------------------------------------------------------------
Gap, Inc.                                                                15,000           319,950
-------------------------------------------------------------------------------------------------
Regis Corp.                                                              11,070           436,158
-------------------------------------------------------------------------------------------------
Restoration Hardware, Inc.^*                                             73,550           390,551
-------------------------------------------------------------------------------------------------
West Marine, Inc.^*                                                      22,070           533,653
-------------------------------------------------------------------------------------------------
                                                                                       $2,976,508
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.7%
-------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                  49,550        $1,302,670
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.9%
-------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                    170,500        $2,970,110
-------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                  9,270           612,840
-------------------------------------------------------------------------------------------------
                                                                                       $3,582,950
-------------------------------------------------------------------------------------------------
Telephone Services - 2.4%
-------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                         24,550          $825,862
-------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                        6,910           427,038
-------------------------------------------------------------------------------------------------
Sprint Corp.                                                            116,340         2,754,931
-------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc.*                                                35,470           540,918
-------------------------------------------------------------------------------------------------
                                                                                       $4,548,749
-------------------------------------------------------------------------------------------------
Tobacco - 1.6%
-------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                       47,210        $3,099,337
-------------------------------------------------------------------------------------------------

Trucking - 1.5%
-------------------------------------------------------------------------------------------------
CNF, Inc.                                                                30,780        $1,411,879
-------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                          9,450           732,281
-------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.^                                                38,250           818,550
-------------------------------------------------------------------------------------------------
                                                                                       $2,962,710
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.9%
-------------------------------------------------------------------------------------------------
Cinergy Corp.                                                            16,850          $681,583
-------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                         16,800           864,696
-------------------------------------------------------------------------------------------------
Exelon Corp.                                                             15,050           682,645
-------------------------------------------------------------------------------------------------
PG&E Corp.                                                               30,950         1,088,821
-------------------------------------------------------------------------------------------------
PPL Corp.                                                                18,650         1,017,182
-------------------------------------------------------------------------------------------------
TXU Corp.                                                                15,150         1,155,188
-------------------------------------------------------------------------------------------------
                                                                                       $5,490,115
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $164,564,535)                                         $187,615,453
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 4.9%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                       9,315,869        $9,315,869
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.4%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 2/28/05, due 3/01/05, total to be received
$6,475,469 (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded account), at
Cost                                                                 $6,475,000        $6,475,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $180,355,404)                                    $203,406,322
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (6.6)%                                               (12,537,035)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $190,869,287
-------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS             STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS

Investments, at value, including $9,050,360 of securities on
loan (identified cost, $180,355,404)                              $203,406,322
-----------------------------------------------------------------------------------------------------
Cash                                                                       486
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                          2,847
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        477,289
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      244,396
-----------------------------------------------------------------------------------------------------
Other assets                                                               720
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $204,132,060
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                   $3,387,121
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     359,366
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                           9,315,869
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        10,251
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           20,232
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          10,202
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                       169
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                                13
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 159,550
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $13,262,773
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $190,869,287
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $169,254,070
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        23,050,918
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                               (1,223,826)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                       (211,875)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $190,869,287
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  11,227,306
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                       $96,260,714
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 5,542,366
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $17.37
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$17.37)                                                  $18.43
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $70,255,210
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 4,234,735
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $16.59
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $17,309,026
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,047,142
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $16.53
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $2,698,172
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   151,818
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $17.77
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $3,726,915
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   215,372
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $17.30
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                          $619,250
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    35,873
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $17.26
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS             STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 2/28/05

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                          $1,322,151
-----------------------------------------------------------------------------------------------------
  Interest                                                               60,240
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                 (9,790)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $1,372,601
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $563,116
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                  6,465
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           167,009
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                136,389
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                371,652
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 82,725
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                 8,222
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 1,518
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                     759
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      4,952
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          30,376
-----------------------------------------------------------------------------------------------------
  Printing                                                               44,866
-----------------------------------------------------------------------------------------------------
  Postage                                                                 7,921
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          24,448
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              2,759
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                          86,438
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $1,539,615
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (6,764)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                              (396)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $1,532,455
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(159,854)
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $9,659,199
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                            (146)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $9,659,053
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                       $10,893,682
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies               199
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $10,893,881
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $20,552,934
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $20,393,080
-----------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS             STATEMENTS OF CHANGES IN  NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                      2/28/05                   8/31/04
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                                 $(159,854)                $(250,658)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               9,659,053                17,255,617
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               10,893,881                (2,284,183)
----------------------------------------------------------------  -----------               -----------
Change in net assets from operations                              $20,393,080               $14,720,776
----------------------------------------------------------------  -----------               -----------
Change in net assets from fund share transactions                  $9,568,627                $1,733,217
----------------------------------------------------------------  -----------               -----------
Redemption fees                                                        $1,916                       $--
----------------------------------------------------------------  -----------               -----------
Total change in net assets                                        $29,963,623               $16,453,993
----------------------------------------------------------------  -----------               -----------

NET ASSETS

At beginning of period                                           $160,905,664              $144,451,671
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $211,875 and $52,021, respectively)                           $190,869,287              $160,905,664
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                   YEARS ENDED 8/31
                                           ENDED        -----------------------------------------------------------------------
CLASS A                                  2/28/05             2004            2003            2002            2001          2000
                                     (UNAUDITED)

Net asset value, beginning
of period                                 $15.35           $13.97          $12.51          $15.15          $18.82        $17.87
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                 $0.01            $0.03           $0.04           $0.00+++        $0.02         $0.02
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  2.01             1.35            1.42           (2.38)          (3.69)         2.26
---------------------------------------  -------           ------          ------          ------          ------        ------
Total from investment operations           $2.02            $1.38           $1.46          $(2.38)         $(3.67)        $2.28
---------------------------------------  -------           ------          ------          ------          ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                               $--              $--             $--          $(0.26)            $--        $(1.33)
---------------------------------------  -------           ------          ------          ------          ------        ------
Redemption fees added to
paid-in capital#                           $0.00+++           $--             $--             $--             $--           $--
---------------------------------------  -------           ------          ------          ------          ------        ------
Net asset value, end of period            $17.37           $15.35          $13.97          $12.51          $15.15        $18.82
---------------------------------------  -------           ------          ------          ------          ------        ------
Total return (%)(+)&                       13.16++           9.88^^         11.67          (16.00)         (19.50)        13.76
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEARS ENDED 8/31
                                           ENDED        -----------------------------------------------------------------------
CLASS A (CONTINUED)                      2/28/05             2004            2003            2002            2001          2000
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                  1.44+            1.38            1.47            1.37            1.32          1.28
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                       0.15+            0.22            0.29            0.03            0.12          0.13
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            55              116             121             100              78            74
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $96,258          $67,415         $53,704         $50,366         $63,319       $73,910
-------------------------------------------------------------------------------------------------------------------------------

(S) Prior to January 1, 2000, the distributor voluntarily waived all or a portion of its distribution fee. Effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                      $0.01^           $0.03^            $--             $--             $--         $0.01
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                  1.44+^           1.38^             --              --              --          1.32
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                       0.15+^           0.22^             --              --              --          0.09
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                   YEARS ENDED 8/31
                                           ENDED        -----------------------------------------------------------------------
CLASS B                                  2/28/05             2004            2003            2002           2001           2000
                                     (UNAUDITED)

Net asset value, beginning
of period                                 $14.71           $13.48          $12.14          $14.81         $18.52         $17.72
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                  $(0.04)          $(0.06)         $(0.04)         $(0.09)        $(0.09)        $(0.09)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  1.92             1.29            1.38           (2.32)         (3.62)          2.22
---------------------------------------  -------           ------          ------          ------         ------         ------
Total from investment operations           $1.88            $1.23           $1.34          $(2.41)        $(3.71)         $2.13
---------------------------------------  -------           ------          ------          ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                               $--              $--             $--          $(0.26)           $--         $(1.33)
---------------------------------------  -------           ------          ------          ------         ------         ------
Redemption fees added to
paid-in capital#                           $0.00+++           $--             $--             $--            $--            $--
---------------------------------------  -------           ------          ------          ------         ------         ------
Net asset value, end of period            $16.59           $14.71          $13.48          $12.14         $14.81         $18.52
---------------------------------------  -------           ------          ------          ------         ------         ------
Total return (%)&                          12.78++           9.12^^         11.04          (16.57)        (20.03)         12.98
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEARS ENDED 8/31
                                           ENDED        -----------------------------------------------------------------------
CLASS B (CONTINUED)                      2/28/05             2004            2003            2002           2001           2000
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                  2.08+            2.02            2.12            2.02           1.97           1.96
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                        (0.49)+          (0.43)          (0.36)          (0.62)         (0.53)         (0.55)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            55              116             121             100             78             74
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $70,258          $73,395         $75,007         $73,146        $91,455       $111,380
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                       $(0.04)^         $(0.06)^           $--             $--            $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                  2.08+^           2.02^             --              --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                        (0.49)+^         (0.43)^            --              --             --             --
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                   YEARS ENDED 8/31
                                            ENDED        ----------------------------------------------------------------------
CLASS C                                   2/28/05             2004            2003            2002           2001          2000
                                      (UNAUDITED)

Net asset value, beginning
of period                                  $14.66           $13.43          $12.10          $14.76         $18.46        $17.67
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                   $(0.04)          $(0.06)         $(0.04)         $(0.09)        $(0.09)       $(0.09)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.91             1.29            1.37           (2.31)         (3.61)         2.21
---------------------------------------  --------           ------          ------          ------         ------        ------
Total from investment operations            $1.87            $1.23           $1.33          $(2.40)        $(3.70)        $2.12
---------------------------------------  --------           ------          ------          ------         ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                                $--              $--             $--          $(0.26)           $--        $(1.33)
---------------------------------------  --------           ------          ------          ------         ------        ------
Redemption fees added to
paid-in capital#                            $0.00+++           $--             $--             $--            $--           $--
---------------------------------------  --------           ------          ------          ------         ------        ------
Net asset value, end of period             $16.53           $14.66          $13.43          $12.10         $14.76        $18.46
---------------------------------------  --------           ------          ------          ------         ------        ------
Total return (%)&                           12.76++           9.16^^         10.99          (16.56)        (20.04)        12.96
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                   YEARS ENDED 8/31
                                            ENDED        ----------------------------------------------------------------------
CLASS C (CONTINUED)                       2/28/05             2004            2003            2002           2001          2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   2.08+            2.02            2.12            2.02           1.97          1.96
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.49)+          (0.43)          (0.35)          (0.62)         (0.52)        (0.55)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             55              116             121             100             78            74
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $17,309          $15,990         $15,325         $17,521        $22,081       $20,432
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                        $(0.04)^         $(0.06)^           $--             $--            $--           $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   2.08+^           2.02^             --              --             --            --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.49)+^         (0.43)^            --              --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                   YEARS ENDED 8/31
                                            ENDED        ----------------------------------------------------------------------
CLASS I                                   2/28/05             2004            2003            2002           2001          2000
                                      (UNAUDITED)

Net asset value, beginning
of period                                  $15.68           $14.22          $12.69          $15.31         $18.95        $17.93
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                  $0.03            $0.09           $0.08           $0.06          $0.08         $0.08
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.06             1.37            1.45           (2.42)         (3.72)         2.27
---------------------------------------  --------           ------          ------          ------         ------        ------
Total from investment operations            $2.09            $1.46           $1.53          $(2.36)        $(3.64)        $2.35
---------------------------------------  --------           ------          ------          ------         ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                                $--              $--             $--          $(0.26)           $--        $(1.33)
---------------------------------------  --------           ------          ------          ------         ------        ------
Redemption fees added to
paid-in capital#                            $0.00+++           $--             $--             $--            $--           $--
---------------------------------------  --------           ------          ------          ------         ------        ------
Net asset value, end of period             $17.77           $15.68          $14.22          $12.69         $15.31        $18.95
---------------------------------------  --------           ------          ------          ------         ------        ------
Total return (%)&                                                 ^
                                            13.33++          10.27^          12.06          (15.70)        (19.21)        14.12
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                   YEARS ENDED 8/31
                                            ENDED        ----------------------------------------------------------------------
CLASS I (CONTINUED)                       2/28/05             2004            2003            2002           2001          2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   1.13+            1.03            1.12            1.02           0.97          0.97
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.54+            0.56            0.65            0.38           0.47          0.45
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             55              116             121             100             78            74
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $2,698             $460            $398            $428           $486          $554
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                       $0.03^           $0.09^            $--             $--            $--           $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   1.13+^           1.03^             --              --             --            --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.54+^           0.56^             --              --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED           YEAR ENDED            PERIOD ENDED
CLASS R1                                                         2/28/05              8/31/04                 8/31/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $15.31               $13.96                  $11.98^^^
---------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                  $0.00+++             $0.02                  $(0.00)+++
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                  1.99                 1.33                    1.98###
--------------------------------------------------------------  --------               ------                  ------
Total from investment operations                                   $1.99                $1.35                   $1.98
--------------------------------------------------------------  --------               ------                  ------
Redemption fees added to paid-in capital#                          $0.00+++               $--                     $--
--------------------------------------------------------------  --------               ------                  ------
Net asset value, end of period                                    $17.30               $15.31                  $13.96
--------------------------------------------------------------  --------               ------                  ------
Total return (%)&                                                  13.00++               9.67^^                 16.53++^^^
---------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED           YEAR ENDED            PERIOD ENDED
CLASS R1 (CONTINUED)                                             2/28/05              8/31/04                 8/31/03*
                                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.58+                1.49                    1.74+
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        0.02+                0.13                   (0.04)+
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    55                  116                     121
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $3,727               $3,030                     $17
---------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.00+++^            $0.02^                    $--
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.58+^               1.49^                     --
---------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.02+^               0.13^                     --
---------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through August 31, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
^^^ The net asset value and total return previously reported as $12.02 and 16.14%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      SIX MONTHS
                                                                           ENDED            PERIOD ENDED
CLASS R2                                                                 2/28/05                 8/31/04*
                                                                     (UNAUDITED)

Net asset value, beginning of period                                      $15.29                  $14.57
--------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                         $(0.02)                  $0.03
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                          1.99                    0.69###
----------------------------------------------------------------------  --------                  ------
Total from investment operations                                           $1.97                   $0.72
----------------------------------------------------------------------  --------                  ------
Redemption fees added to paid-in capital#                                  $0.00+++                  $--
----------------------------------------------------------------------  --------                  ------
Net asset value, end of period                                            $17.26                  $15.29
----------------------------------------------------------------------  --------                  ------
Total return (%)&                                                          12.88++                  4.94++^^^
--------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.83+                   1.80+
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               (0.24)+                  0.27+
--------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            55                     116
--------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $619                    $616
--------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to
    Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                              $(0.02)^                 $0.03^
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  1.83+^                  1.80+^
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               (0.24)+^                 0.27+^
--------------------------------------------------------------------------------------------------------
  *   For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.
  +   Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/ loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
^   The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
^^  The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2005, the fund's custodian fees were reduced by $1,965 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2005, the fund's miscellaneous expenses were reduced by $4,799 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, and capital losses.

The fund paid no distributions for the years ended August 31, 2004 and August 31, 2003.

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                    $(10,383,451)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         11,657,609
          ----------------------------------------------------------
          Other temporary differences                       (52,021)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2011.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average net assets             0.65%
          ----------------------------------------------------------
          Average net assets in excess of $500 million         0.55%
          ----------------------------------------------------------

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees" compensation is $2,541 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $991 for retired Independent Trustees for the six months ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $52,378, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                         EFFECTIVE DATE
                                                  -------------------------
                                                     4/01/04        3/01/05

First $2 billion                                    0.01120%       0.01626%
---------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%       0.01206%
---------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%       0.00056%
---------------------------------------------------------------------------
In excess of $7 billion                             0.00000%       0.00000%
---------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the fund paid MFS $4,952 equivalent to 0.00572% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $10,849 for the six months ended February 28, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, and Class R2 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                              CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Distribution Fee                                0.10%          0.75%          0.75%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Service Fee                                     0.25%          0.25%          0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                         0.35%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended February 28, 2005 amounted to:

                                              CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Service Fee Retained by MFD                    $1,723           $342           $218             $0            $14
-----------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended February 28, 2005 were as follows:

                                              CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Effective Annual Percentage Rates               0.35%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2005 were as follows:

                                                                 CLASS A         CLASS B         CLASS C

Contingent Deferred Sales Charges Imposed                           $718         $45,175            $561
----------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the fund paid MFSC a fee of $79,412 for shareholder services which equated to 0.0917% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $60,948, and other costs paid by the fund directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $107,085,004 and $94,516,988, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $180,854,832
          ----------------------------------------------------------
          Gross unrealized appreciation                 $26,230,009
          ----------------------------------------------------------
          Gross unrealized depreciation                  (3,678,519)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $22,551,490
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Six months ended 2/28/05               Year ended 8/31/04
                                          SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES

Shares sold                                1,753,364        $29,838,071        1,920,069        $28,691,770
-----------------------------------------------------------------------------------------------------------
Shares reacquired                           (602,668)        (9,969,495)      (1,372,319)       (21,034,291)
-----------------------------------------------------------------------------------------------------------
Net change                                 1,150,696        $19,868,576          547,750         $7,657,479
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  339,673         $5,467,261        1,298,612        $18,903,690
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,093,612)       (17,511,961)      (1,875,435)       (27,742,705)
-----------------------------------------------------------------------------------------------------------
Net change                                  (753,939)      $(12,044,700)        (576,823)       $(8,839,015)
-----------------------------------------------------------------------------------------------------------

                                           Six months ended 2/28/05              Year ended 8/31/04*
                                          SHARES            AMOUNT            SHARES            AMOUNT

CLASS C SHARES

Shares sold                                  130,355         $2,094,679          241,139         $3,496,748
-----------------------------------------------------------------------------------------------------------
Shares reacquired                           (173,961)        (2,743,745)        (291,465)        (4,264,486)
-----------------------------------------------------------------------------------------------------------
Net change                                   (43,606)         $(649,066)         (50,326)         $(767,738)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                  129,456         $2,280,445            7,449           $113,720
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (6,974)          (117,393)          (6,092)           (93,354)
-----------------------------------------------------------------------------------------------------------
Net change                                   122,482         $2,163,052            1,357            $20,366
-----------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                                   28,196           $477,256          431,299         $6,712,888
-----------------------------------------------------------------------------------------------------------
Shares reacquired                            (10,761)          (177,181)        (234,601)        (3,650,907)
-----------------------------------------------------------------------------------------------------------
Net change                                    17,435           $300,075          196,698         $3,061,981
-----------------------------------------------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                    2,237            $36,430           79,265         $1,178,842
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (6,642)          (105,740)         (38,987)          (578,698)
-----------------------------------------------------------------------------------------------------------
Net change                                    (4,405)          $(69,310)          40,278           $600,144
-----------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2005 was $587, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended February 28, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             RGI-SEM-04/05 29M

MFS(R) CORE GROWTH FUND                                                 2/28/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              SEMIANNUAL REPORT

                              LETTER FROM THE CEO                             1
                              -------------------------------------------------
                              PORTFOLIO COMPOSITION                           4
                              -------------------------------------------------
                              MANAGEMENT REVIEW                               5
                              -------------------------------------------------
                              PERFORMANCE SUMMARY                             7
                              -------------------------------------------------
                              EXPENSE TABLE                                  11
                              -------------------------------------------------
                              PORTFOLIO OF INVESTMENTS                       13
                              -------------------------------------------------
                              FINANCIAL STATEMENTS                           19
                              -------------------------------------------------
                              NOTES TO FINANCIAL STATEMENTS                  34
                              -------------------------------------------------
                              PROXY VOTING POLICIES AND INFORMATION          46
                              -------------------------------------------------
                              QUARTERLY PORTFOLIO DISCLOSURE                 46
                              -------------------------------------------------
                              CONTACT INFORMATION                    BACK COVER
                              -------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                              94.7%
              Cash & Other Net Assets              5.3%

              TOP TEN HOLDINGS

              Johnson & Johnson                    3.7%
              -----------------------------------------
              Cisco Systems, Inc.                  2.5%
              -----------------------------------------
              Wyeth                                2.1%
              -----------------------------------------
              Dell, Inc.                           2.0%
              -----------------------------------------
              WellPoint, Inc.                      2.0%
              -----------------------------------------
              Microsoft Corp.                      2.0%
              -----------------------------------------
              Genzyme Corp.                        1.9%
              -----------------------------------------
              PepsiCo, Inc.                        1.8%
              -----------------------------------------
              CVS Corp.                            1.8%
              -----------------------------------------
              Electronic Arts, Inc.                1.8%
              -----------------------------------------

              SECTOR WEIGHTINGS

              Health Care                         24.4%
              -----------------------------------------
              Technology                          21.1%
              -----------------------------------------
              Retailing                            9.9%
              -----------------------------------------
              Leisure                              9.4%
              -----------------------------------------
              Financial Services                   6.9%
              -----------------------------------------
              Consumer Staples                     6.2%
              -----------------------------------------
              Industrial Goods & Services          4.6%
              -----------------------------------------
              Basic Materials                      2.8%
              -----------------------------------------
              Energy                               2.7%
              -----------------------------------------
              Special Products & Services          1.9%
              -----------------------------------------
              Transportation                       1.8%
              -----------------------------------------
              Autos & Housing                      1.6%
              -----------------------------------------
              Utilities & Communications           1.4%
              -----------------------------------------

Percentages are based on net assets as of 2/28/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, Class A shares of the MFS Core Growth Fund provided a total return of 9.59%, not including sales charges. In comparison, the fund's benchmark, the Russell 1000 Growth Index, returned 7.67%. The fund's investment objective is capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of well-known and established companies which MFS believes have above-average growth potential. The fund may also invest in emerging growth companies.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a significant decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty, impacted markets. But, oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

CONTRIBUTORS TO PERFORMANCE

The technology, health care, and basic materials sectors were among the fund's most significant contributors to relative performance over the period. Stock selection was the major driver of positive results in all three sectors.

In technology, our position in communications company Marvell Technology, which is not in the index, contributed to the fund's relative returns as the stock significantly outperformed the broad index over the period. In health care, our decisions to underweight Pfizer* and avoid Merck also boosted relative results.

In the basic materials sector, our position in strong-performing agribusiness company Monsanto, which is not in the benchmark, proved positive.

Other factors that aided results included our avoidance of Fannie Mae, our underweighting of Wal-Mart, and our overweighting of oilfield services company Halliburton, video game publisher Electronic Arts, Latin American wireless telecommunications provider America Movil and drug store retailer CVS Corp.

DETRACTORS TO PERFORMANCE

Stock selection in the special products and services sector detracted from relative performance. Our overweighted positions in technology consulting firm Accenture Ltd. and post-secondary education provider Career Education Corp., which is not in the index, held back results for the period.

Stock selection in the industrial goods and services and autos and housing sectors also dampened relative performance, although no individual stocks within those sectors were among the fund's top detractors.

Although technology and health care were our top contributing sectors during the period, some of our positioning hurt performance. Our decision to underweight strong-performing technology stocks Intel* and Apple Computer detracted from results. In health care, our decision to overweight biopharmaceutical firm ImClone and to underweight UnitedHealth Group* proved disappointing. Other detractors during the period included consumer staples companies Colgate-Palmolive* and Avon Products and financial services company Citigroup*.

The fund's cash position held back relative performance. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when growth equity markets - as measured by the Russell 1000 Growth Index - rose measurably, holding any cash hurt performance relative to our benchmark, which does not have a cash position.

    Respectfully,

/s/ Margaret W. Adams                      /s/ Stephen Pesek

    Margaret W. Adams                          Stephen Pesek
    Portfolio Manager                          Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                   Class
 Share class   inception date   6-mo     1-yr      3-yr      5-yr      Life*
------------------------------------------------------------------------------
      A            1/2/96       9.59%     4.68%    -0.19%     -7.98%    11.70%
------------------------------------------------------------------------------
      B           12/31/99      9.16%     4.00%    -0.82%     -8.57%    11.30%
------------------------------------------------------------------------------
      C           12/31/99      9.16%     4.00%    -0.82%     -8.56%    11.31%
------------------------------------------------------------------------------
      I            1/2/97       9.75%     5.05%     0.16%     -7.66%    11.94%
------------------------------------------------------------------------------
     R1**         12/31/02      9.46%     4.48%    -0.27%     -8.02%    11.67%
------------------------------------------------------------------------------
     R2**         10/31/03      9.34%     4.29%    -0.35%     -8.07%    11.64%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average large cap
growth fund+                    8.80%     1.73%     0.73%     -8.98%     5.77%
------------------------------------------------------------------------------
Russell 1000 Growth Index#      7.67%     1.13%     1.06%     -9.71%     6.49%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

 Share class                    6-mo     1-yr      3-yr      5-yr      Life*
------------------------------------------------------------------------------
      A                         3.28%    -1.34%    -2.14%     -9.06%    10.98%
------------------------------------------------------------------------------
      B                         5.16%     0.00%    -1.82%     -8.93%    11.30%
------------------------------------------------------------------------------
      C                         8.16%     3.00%    -0.82%     -8.56%    11.31%
------------------------------------------------------------------------------
I, RI and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
      A                         9.59%     4.68%    -0.56%    -34.01%   175.42%
------------------------------------------------------------------------------
      B                         9.16%     4.00%    -2.44%    -36.11%   166.57%
------------------------------------------------------------------------------
      C                         9.16%     4.00%    -2.44%    -36.08%   166.67%
------------------------------------------------------------------------------
      I                         9.75%     5.05%     0.49%    -32.86%   180.87%
------------------------------------------------------------------------------
     R1**                       9.46%     4.48%    -0.80%    -34.18%   174.73%
------------------------------------------------------------------------------
     R2**                       9.34%     4.29%    -1.05%    -34.34%   174.05%
------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, January 2, 1996, through February 28, 2005. Index information is from January 1, 1996.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares". In addition, on April 1, 2005, the fund launched the following new R Classes: R1, R2, R4, and R5. All references herein to Class R1 and Class R2 shares are as of February 28, 2005 and do not reflect the renaming of Class R1 and Class R2 shares.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

INDEX DEFINITION

Russell 1000 Growth Index - is constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in small-, mid-sized, or emerging companies, which are susceptible to greater risk than is customarily associated with investing in more established companies.

The portfolio may be susceptible to market risk, which is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities held by the portfolio react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Companies may be less likely to pay dividends in difficult economic environments.

The prices of growth company securities held by the portfolio may fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

Over-the-Counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a portfolio with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as an Individual Retirement Account (IRA). Frequent trading also increases transaction costs, which could detract from the fund's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
Share Class
-------------------------------------------------------------------------------
                                                                   Expenses
                      Annualized    Beginning       Ending        Paid During
                       Expense     Account Value Account Value      Period**
                        Ratio       9/01/04        2/28/05      9/01/04-2/28/05
-------------------------------------------------------------------------------
        Actual            1.21%        $1,000          $1,096           $6.29
  A     ---------------------------------------------------------------------
        Hypothetical*     1.21%        $1,000          $1,019           $6.06
-----------------------------------------------------------------------------
        Actual            1.86%        $1,000          $1,092           $9.65
  B     ---------------------------------------------------------------------
        Hypothetical*     1.86%        $1,000          $1,016           $9.30
-----------------------------------------------------------------------------
        Actual            1.86%        $1,000          $1,092           $9.65
  C     ---------------------------------------------------------------------
        Hypothetical*     1.86%        $1,000          $1,016           $9.30
-----------------------------------------------------------------------------
        Actual            0.86%        $1,000          $1,098           $4.47
  I     ---------------------------------------------------------------------
        Hypothetical*     0.86%        $1,000          $1,021           $4.31
-----------------------------------------------------------------------------
        Actual            1.36%        $1,000          $1,095           $7.06
 R1     ---------------------------------------------------------------------
        Hypothetical*     1.36%        $1,000          $1,018           $6.80
-----------------------------------------------------------------------------
        Actual            1.62%        $1,000          $1,093           $8.41
 R2     ---------------------------------------------------------------------
        Hypothetical*     1.62%        $1,000          $1,017           $8.10
-----------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) -2/28/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 94.7%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Aerospace - 0.5%
----------------------------------------------------------------------------------------------
Boeing Co.                                                             30,100       $1,654,597
----------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                 30,300        1,602,870
----------------------------------------------------------------------------------------------
                                                                                    $3,257,467
----------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.9%
----------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                        45,500       $3,956,225
----------------------------------------------------------------------------------------------
Reebok International Ltd.                                              40,000        1,766,400
----------------------------------------------------------------------------------------------
                                                                                    $5,722,625
----------------------------------------------------------------------------------------------
Automotive - 1.6%
----------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                 169,200      $10,470,096
----------------------------------------------------------------------------------------------

Banks & Credit Companies - 2.9%
----------------------------------------------------------------------------------------------
American Express Co.                                                  123,100       $6,665,865
----------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                           117,900        4,097,025
----------------------------------------------------------------------------------------------
SLM Corp.                                                             160,000        7,808,000
----------------------------------------------------------------------------------------------
                                                                                   $18,570,890
----------------------------------------------------------------------------------------------
Biotechnology - 5.1%
----------------------------------------------------------------------------------------------
Amgen, Inc.*                                                          154,600       $9,524,906
----------------------------------------------------------------------------------------------
Celgene Corp.QQ*                                                      118,000        3,230,250
----------------------------------------------------------------------------------------------
Genentech, Inc.*                                                       28,200        1,331,040
----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                        214,500       12,031,305
----------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                 92,500        3,195,875
----------------------------------------------------------------------------------------------
ImClone Systems, Inc.QQ*                                               79,100        3,500,966
----------------------------------------------------------------------------------------------
                                                                                   $32,814,342
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.9%
----------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                   175,500       $5,712,525
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                              100,000        6,445,000
----------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                     56,600          975,218
----------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                   96,800        2,554,552
----------------------------------------------------------------------------------------------
Walt Disney Co.                                                       341,700        9,547,098
----------------------------------------------------------------------------------------------
                                                                                   $25,234,393
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.9%
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              85,200       $9,269,760
----------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                       37,100        2,991,744
----------------------------------------------------------------------------------------------
                                                                                   $12,261,504
----------------------------------------------------------------------------------------------

Business Services - 1.3%
----------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                  263,800       $6,740,090
----------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                          50,200        1,904,588
----------------------------------------------------------------------------------------------
                                                                                    $8,644,678
----------------------------------------------------------------------------------------------
Chemicals - 2.5%
----------------------------------------------------------------------------------------------
3M Co.                                                                 70,100       $5,884,194
----------------------------------------------------------------------------------------------
Dow Chemical Co.                                                       37,300        2,057,095
----------------------------------------------------------------------------------------------
Monsanto Co.                                                          135,600        7,970,568
----------------------------------------------------------------------------------------------
                                                                                   $15,911,857
----------------------------------------------------------------------------------------------
Computer Software - 7.3%
----------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                          255,300       $7,493,055
----------------------------------------------------------------------------------------------
Business Objects S.A., ADRQQ*                                          50,100        1,400,796
----------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                28,200          624,066
----------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                    49            1,327
----------------------------------------------------------------------------------------------
Mercury Interactive Corp.QQ*                                           94,600        4,340,248
----------------------------------------------------------------------------------------------
Microsoft Corp.                                                       500,000       12,590,000
----------------------------------------------------------------------------------------------
Oracle Corp.*                                                         856,600       11,058,706
----------------------------------------------------------------------------------------------
Symantec Corp.*                                                       438,700        9,655,787
----------------------------------------------------------------------------------------------
                                                                                   $47,163,985
----------------------------------------------------------------------------------------------
Computer Software - Systems - 2.5%
----------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                  43,400       $1,946,924
----------------------------------------------------------------------------------------------
Dell, Inc.*                                                           323,600       12,973,124
----------------------------------------------------------------------------------------------
International Business Machines Corp.                                  13,900        1,286,862
----------------------------------------------------------------------------------------------
                                                                                   $16,206,910
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.6%
----------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"QQ*                                             42,100       $3,100,244
----------------------------------------------------------------------------------------------
Avon Products, Inc.                                                   117,400        5,021,198
----------------------------------------------------------------------------------------------
Career Education Corp.*                                                22,000          751,300
----------------------------------------------------------------------------------------------
Gillette Co.                                                           75,400        3,788,850
----------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                  212,100       11,260,389
----------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                 175,800        5,541,936
----------------------------------------------------------------------------------------------
                                                                                   $29,463,917
----------------------------------------------------------------------------------------------

Electrical Equipment - 3.1%
----------------------------------------------------------------------------------------------
Danaher Corp.                                                          57,200       $3,098,524
----------------------------------------------------------------------------------------------
General Electric Co.                                                   56,400        1,985,280
----------------------------------------------------------------------------------------------
Tyco International Ltd.                                               337,600       11,302,848
----------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                    52,000        3,264,560
----------------------------------------------------------------------------------------------
                                                                                   $19,651,212
----------------------------------------------------------------------------------------------
Electronics - 5.0%
----------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                  275,800      $10,127,376
----------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                       70,900        3,503,169
----------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                         98,542        3,605,652
----------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                              97,200        1,723,356
----------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADRQQ                    320,800        2,925,696
----------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                               174,700        4,624,309
----------------------------------------------------------------------------------------------
Xilinx, Inc.                                                          190,100        5,741,020
----------------------------------------------------------------------------------------------
                                                                                   $32,250,578
----------------------------------------------------------------------------------------------
Energy - Independent - 0.5%
----------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                    32,900       $2,997,848
----------------------------------------------------------------------------------------------

Food & Drug Stores - 1.8%
----------------------------------------------------------------------------------------------
CVS Corp.                                                             232,300      $11,575,509
----------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.2%
----------------------------------------------------------------------------------------------
Groupe Danone                                                          10,600       $1,057,005
----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                         215,700       11,617,602
----------------------------------------------------------------------------------------------
SYSCO Corp.                                                            46,700        1,607,414
----------------------------------------------------------------------------------------------
                                                                                   $14,282,021
----------------------------------------------------------------------------------------------
Gaming & Lodging - 1.6%
----------------------------------------------------------------------------------------------
Carnival Corp.                                                        186,200      $10,125,556
----------------------------------------------------------------------------------------------

General Merchandise - 3.1%
----------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                  42,400       $1,886,376
----------------------------------------------------------------------------------------------
Kohl's Corp.*                                                          81,200        3,887,044
----------------------------------------------------------------------------------------------
Target Corp.                                                          168,400        8,558,088
----------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.QQ                                               105,900        5,465,499
----------------------------------------------------------------------------------------------
                                                                                   $19,797,007
----------------------------------------------------------------------------------------------
Health Maintenance Organizations - 2.0%
----------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                      104,400      $12,743,064
----------------------------------------------------------------------------------------------

Insurance - 2.1%
----------------------------------------------------------------------------------------------
AFLAC, Inc.                                                            66,900       $2,564,277
----------------------------------------------------------------------------------------------
American International Group, Inc.                                    165,200       11,035,360
----------------------------------------------------------------------------------------------
                                                                                   $13,599,637
----------------------------------------------------------------------------------------------
Internet - 1.3%
----------------------------------------------------------------------------------------------
eBay, Inc.*                                                            90,800       $3,889,872
----------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                      8,400        1,579,116
----------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                         85,400        2,755,858
----------------------------------------------------------------------------------------------
                                                                                    $8,224,846
----------------------------------------------------------------------------------------------
Leisure & Toys - 2.0%
----------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                177,900      $11,472,771
----------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                      14,500        1,610,109
----------------------------------------------------------------------------------------------
                                                                                   $13,082,880
----------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
----------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                      35,200       $3,345,760
----------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                              35,500        3,186,125
----------------------------------------------------------------------------------------------
                                                                                    $6,531,885
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
----------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                     91,500       $3,502,620
----------------------------------------------------------------------------------------------
HCA, Inc.                                                              25,600        1,208,576
----------------------------------------------------------------------------------------------
                                                                                    $4,711,196
----------------------------------------------------------------------------------------------
Medical Equipment - 6.8%
----------------------------------------------------------------------------------------------
Beckman Coulter, Inc.QQ                                                49,800       $3,508,410
----------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                              111,900        3,654,654
----------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                        23,900        1,589,350
----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                170,100       10,316,565
----------------------------------------------------------------------------------------------
Guidant Corp.                                                          54,500        3,999,755
----------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.*                                                10,100          658,823
----------------------------------------------------------------------------------------------
Medtronic, Inc.                                                       218,900       11,409,068
----------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                44,200        1,728,220
----------------------------------------------------------------------------------------------
Waters Corp.*                                                          35,700        1,743,945
----------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                 62,700        5,385,930
----------------------------------------------------------------------------------------------
                                                                                   $43,994,720
----------------------------------------------------------------------------------------------

Metals & Mining - 0.3%
----------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                        50,300       $1,760,500
----------------------------------------------------------------------------------------------

Oil Services - 2.2%
----------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                    74,800       $2,805,000
----------------------------------------------------------------------------------------------
Halliburton Co.                                                       253,100       11,128,807
----------------------------------------------------------------------------------------------
                                                                                   $13,933,807
----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.3%
----------------------------------------------------------------------------------------------
EMC Corp.*                                                            649,300       $8,220,138
----------------------------------------------------------------------------------------------

Pharmaceuticals - 9.8%
----------------------------------------------------------------------------------------------
Abbott Laboratories                                                   242,800      $11,166,372
----------------------------------------------------------------------------------------------
Allergan, Inc.                                                         17,100        1,285,578
----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                       133,400        7,470,400
----------------------------------------------------------------------------------------------
Johnson & Johnson                                                     359,600       23,589,760
----------------------------------------------------------------------------------------------
Roche Holdings AGQQ                                                    57,700        6,088,071
----------------------------------------------------------------------------------------------
Wyeth                                                                 322,900       13,180,778
----------------------------------------------------------------------------------------------
                                                                                   $62,780,959
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
----------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                 62,900       $5,777,365
----------------------------------------------------------------------------------------------

Railroad & Shipping - 0.5%
----------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                     56,900       $2,860,363
----------------------------------------------------------------------------------------------

Restaurants - 1.0%
----------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                               67,800       $3,044,898
----------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                     74,500        3,634,110
----------------------------------------------------------------------------------------------
                                                                                    $6,679,008
----------------------------------------------------------------------------------------------
Specialty Stores - 4.1%
----------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                           48,000       $2,577,600
----------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                     70,400        3,803,008
----------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                     173,500       10,198,330
----------------------------------------------------------------------------------------------
PETsMART, Inc.                                                         83,500        2,546,750
----------------------------------------------------------------------------------------------
Staples, Inc.                                                         127,900        4,031,408
----------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                        135,300        3,304,026
----------------------------------------------------------------------------------------------
                                                                                   $26,461,122
----------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.9%
----------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                        34,900       $2,048,630
----------------------------------------------------------------------------------------------
Vodafone Group PLC                                                  1,465,800        3,838,928
----------------------------------------------------------------------------------------------
                                                                                    $5,887,558
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.7%
----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  924,800      $16,110,016
----------------------------------------------------------------------------------------------
Corning, Inc.*                                                        361,100        4,141,817
----------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        104,900        3,787,939
----------------------------------------------------------------------------------------------
                                                                                   $24,039,772
----------------------------------------------------------------------------------------------
Telephone Services - 0.5%
----------------------------------------------------------------------------------------------
Sprint Corp.                                                          139,500       $3,303,360
----------------------------------------------------------------------------------------------

Trucking - 1.3%
----------------------------------------------------------------------------------------------
CNF, Inc.                                                              50,000       $2,293,500
----------------------------------------------------------------------------------------------
FedEx Corp.                                                            60,200        5,886,356
----------------------------------------------------------------------------------------------
                                                                                    $8,179,856
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $540,400,333)                                      $609,174,431
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 4.3%
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    27,442,402      $27,442,402
----------------------------------------------------------------------------------------------

Repurchase Agreement - 4.6%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 2/28/05, due 3/01/05, total to be received
$29,431,134 (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded account), at
Cost                                                              $29,429,000      $29,429,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $597,271,735)                                 $666,045,833
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.6)%                                            (23,129,637)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $642,916,196
----------------------------------------------------------------------------------------------
*Non-income producing security. QQAll or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                            STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS

Investments, at value, including $26,621,315 of securities
on loan (identified cost, $597,271,735)                         $666,045,833
--------------------------------------------------------------------------------------------------
Cash                                                                     555
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    9,404,092
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      782,457
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    525,320
--------------------------------------------------------------------------------------------------
Total assets                                                                          $676,758,257
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $4,554,058
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 1,477,406
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                        27,442,402
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      34,513
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        115,297
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        30,470
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     566
--------------------------------------------------------------------------------------------------
  Administrative service fee                                               2
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               187,347
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $33,842,061
--------------------------------------------------------------------------------------------------
Net assets                                                                            $642,916,196
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $694,409,240
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                      68,774,098
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (120,159,145)
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                     (107,997)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $642,916,196
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               40,326,622
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $412,034,038
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              25,560,159
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $16.12
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.12)                                               $17.10
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $135,637,600
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               8,688,026
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $15.61
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $86,662,264
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,550,601
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $15.61
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $4,256,104
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 258,843
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $16.44
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $4,232,760
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 263,167
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $16.08
--------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $93,430
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   5,826
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $16.04
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                            STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 2/28/05

NET INVESTMENT LOSS

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                        $4,342,116
--------------------------------------------------------------------------------------------------
  Interest                                                            202,440
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (7,625)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $4,536,931
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------
  Management fee                                                   $2,426,253
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               10,011
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         324,385
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              718,822
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              693,161
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              451,085
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                               9,970
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 276
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                   138
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   18,020
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       107,505
--------------------------------------------------------------------------------------------------
  Printing                                                             67,971
--------------------------------------------------------------------------------------------------
  Postage                                                              31,473
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        24,708
--------------------------------------------------------------------------------------------------
  Legal fees                                                           11,355
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        74,211
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $4,969,344
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (38,172)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (320,351)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $4,610,821
--------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(73,890
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                         $56,910,174
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (6,860)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                  $56,903,314
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                      $2,103,717
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies             (37)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                    $2,103,680
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                       $59,006,994
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $58,933,104
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                            STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         SIX MONTHS ENDED                YEAR ENDED
                                                                  2/28/05                   8/31/04
                                                              (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                              $(73,890)              $(5,201,107)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                          56,903,314                69,898,609
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            2,103,680               (47,792,510)
----------------------------------------------------------   ------------             -------------
Change in net assets from operations                          $58,933,104               $16,904,992
----------------------------------------------------------   ------------             -------------
Change in net assets from fund share transactions            $(57,488,660)            $(144,281,991)
----------------------------------------------------------   ------------             -------------
Redemption fees                                                    $1,884                    $1,504
----------------------------------------------------------   ------------             -------------
Total change in net assets                                     $1,446,328             $(127,375,495)
----------------------------------------------------------   ------------             -------------

NET ASSETS

At beginning of period                                       $641,469,868              $768,845,363
---------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $107,997 and $34,107, respectively)                  $642,916,196              $641,469,868
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                   SIX MONTHS                                  YEARS ENDED 8/31
                                     ENDED       -----------------------------------------------------------------------------
CLASS A                              2/28/05          2004             2003             2002             2001            2000
                                   (UNAUDITED)

Net asset value, beginning of
period                              $14.71           $14.41           $13.22           $16.89           $27.51          $19.46
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                          $0.02           $(0.07)          $(0.07)          $(0.12)          $(0.11)         $(0.16)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                1.39             0.37             1.26            (3.55)           (9.73)           9.75
---------------------------------   ------           ------           ------           ------           ------          ------
Total from investment operations     $1.41            $0.30            $1.19           $(3.67)          $(9.84)          $9.59
---------------------------------   ------           ------           ------           ------           ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                $--              $--              $--              $--           $(0.53)         $(1.54)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                          --               --               --               --            (0.25)             --
---------------------------------   ------           ------           ------           ------           ------          ------
Total distributions declared
to shareholders                        $--              $--              $--              $--           $(0.78)         $(1.54)
---------------------------------   ------           ------           ------           ------           ------          ------
Redemption fees added to
paid-in capital#                     $0.00+++         $0.00+++           $--              $--              $--             $--
---------------------------------   ------           ------           ------           ------           ------          ------
Net asset value, end of period      $16.12           $14.71           $14.41           $13.22           $16.89          $27.51
---------------------------------   ------           ------           ------           ------           ------          ------
Total return (%)(+)&                  9.59++           2.08QQ           9.00           (21.73)          (36.57)          51.38
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                  YEARS ENDED 8/31
                                     ENDED       -----------------------------------------------------------------------------
CLASS A (CONTINUED)                  2/28/05           2004             2003             2002             2001            2000
                                   (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            1.21+            1.36             1.42             1.47             1.52            1.25
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          0.21+           (0.47)           (0.52)           (0.76)           (0.56)          (0.69)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      94              261              312              257              283             303
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $412,034         $404,511         $496,271         $417,986         $111,062         $10,833
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. The investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees from January 1, 2000 through July 30, 2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of the average daily net assets. Prior to January 1,
    2000, the investment adviser and distributor voluntarily waived their fees. In consideration, the fund paid the investment adviser a fee not greater than 1.50% of average daily net assets. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)         $0.01           $(0.08)             $--           $(0.11)          $(0.12)         $(0.39)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            1.31+            1.41               --             1.43             1.57            2.20
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          0.11+           (0.52)              --            (0.72)           (0.61)          (1.64)
------------------------------------------------------------------------------------------------------------------------------
  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 QQ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                             SIX MONTHS                             YEARS ENDED 8/31                                 PERIOD
                                  ENDED       ------------------------------------------------------------            ENDED
CLASS B                         2/28/05             2004             2003             2002            2001         8/31/00*
                            (UNAUDITED)

Net asset value, beginning
of period                        $14.30           $14.09           $13.01           $16.72          $27.41           $23.56QQQ
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)         $(0.03)          $(0.16)          $(0.15)          $(0.22)         $(0.23)          $(0.28)
---------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                 1.34             0.37             1.23            (3.49)          (9.70)            4.13
------------------------------   ------           ------           ------           ------          ------           ------
Total from investment
operations                        $1.31            $0.21            $1.08           $(3.71)         $(9.93)           $3.85
------------------------------   ------           ------           ------           ------          ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain
  on investments and
  foreign currency
  transactions                      $--              $--              $--              $--          $(0.52)             $--
---------------------------------------------------------------------------------------------------------------------------
  In excess of net
  realized gain on
  investments and foreign
  currency transactions              --               --               --               --           (0.24)              --
------------------------------   ------           ------           ------           ------          ------           ------
Total distributions
declared to shareholders            $--              $--              $--              $--          $(0.76)             $--
------------------------------   ------           ------           ------           ------          ------           ------
Redemption fees added to
paid-in capital#                  $0.00+++         $0.00+++           $--              $--             $--              $--
------------------------------   ------           ------           ------           ------          ------           ------
Net asset value, end of period   $15.61           $14.30           $14.09           $13.01          $16.72           $27.41
------------------------------   ------           ------           ------           ------          ------           ------
Total return (%)&                  9.16++           1.49QQ           8.22           (22.13)         (37.01)           16.30++QQQ
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                             SIX MONTHS                             YEARS ENDED 8/31                                 PERIOD
                                  ENDED       ------------------------------------------------------------            ENDED
CLASS B (CONTINUED)             2/28/05             2004             2003             2002            2001         8/31/00*
                            (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                         1.86+            2.00             2.07             2.12            2.17             2.15+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss               (0.45)+          (1.11)           (1.18)           (1.41)          (1.20)           (1.51)+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                   94              261              312              257             283              303
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)           $135,638         $138,226         $155,602         $114,619         $68,839           $8,795
---------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. The investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees from January 1, 2000 through July 30, 2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of the average daily net assets. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss              $(0.04)          $(0.17)             $--           $(0.21)         $(0.24)          $(0.40)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                         1.96+            2.05               --             2.08            2.22             2.85+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss               (0.55)+          (1.16)              --            (1.37)          (1.25)           (2.21)+
---------------------------------------------------------------------------------------------------------------------------
  *  For the period from the inception of Class B shares, December 31, 1999, through August 31, 2000.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 QQ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
QQQ The net asset value and total return previously reported as $23.88 and 14.74%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                               SIX MONTHS                            YEARS ENDED 8/31                                PERIOD
                                    ENDED       ----------------------------------------------------------            ENDED
CLASS C                           2/28/05            2004             2003            2002            2001         8/31/00*
                              (UNAUDITED)

Net asset value, beginning of
period                             $14.30          $14.10           $13.02          $16.73          $27.43           $23.56QQQ
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)           $(0.03)         $(0.16)          $(0.15)         $(0.22)         $(0.23)          $(0.27)
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency               1.34            0.36             1.23           (3.49)          (9.70)            4.14
--------------------------------   ------          ------           ------          ------          ------           ------
Total from investment
operations                          $1.31           $0.20            $1.08          $(3.71)         $(9.93)           $3.87
--------------------------------   ------          ------           ------          ------          ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions               $--             $--              $--             $--          $(0.53)             $--
---------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                         --              --               --              --           (0.24)              --
--------------------------------   ------          ------           ------          ------          ------           ------
Total distributions declared
to shareholders                       $--             $--              $--             $--          $(0.77)             $--
--------------------------------   ------          ------           ------          ------          ------           ------
Redemption fees added to
paid-in capital#                    $0.00+++        $0.00+++           $--             $--             $--              $--
--------------------------------   ------          ------           ------          ------          ------           ------
Net asset value, end
of period                          $15.61          $14.30           $14.10          $13.02          $16.73           $27.43
--------------------------------   ------          ------           ------          ------          ------           ------
Total return (%)&                    9.16++          1.42QQ           8.29          (22.18)         (36.99)           16.38++QQQ
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                               SIX MONTHS                            YEARS ENDED 8/31                                PERIOD
                                    ENDED       ----------------------------------------------------------            ENDED
CLASS C (CONTINUED)               2/28/05            2004             2003            2002            2001         8/31/00*
                              (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                           1.86+           2.00             2.07            2.12            2.17             2.15+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (0.45)+         (1.12)           (1.18)          (1.41)          (1.20)           (1.50)+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                     94             261              312             257             283              303
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $86,662         $91,225         $110,786         $82,441         $45,879           $4,750
---------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. The investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees from January 1, 2000 through July 30, 2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of the average daily net assets. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                $(0.04)         $(0.17)             $--          $(0.21)         $(0.24)          $(0.39)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                           1.96+           2.05               --            2.08            2.22             2.85+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (0.55)+         (1.17)              --           (1.37)          (1.25)           (2.22)+
---------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class C shares, December 31, 1999, through August 31, 2000.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 QQ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
QQQ The net asset value and total return previously reported as $23.88 and 14.82%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                   YEARS ENDED 8/31
                                        ENDED       -------------------------------------------------------------------------
CLASS I                               2/28/05            2004            2003            2002            2001            2000
                                   (UNAUDITED)

Net asset value, beginning
of period                              $14.98          $14.63          $13.37          $17.01          $27.63          $19.47
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)       $0.04          $(0.02)         $(0.02)         $(0.06)         $(0.03)         $(0.09)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       1.42            0.37            1.28           (3.58)          (9.80)           9.79
-------------------------------------  ------          ------          ------          ------          ------          ------
Total from investment operations        $1.46           $0.35           $1.26          $(3.64)         $(9.83)          $9.70
-------------------------------------  ------          ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                   $--             $--             $--             $--          $(0.54)         $(1.54)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --              --              --              --           (0.25)             --
-------------------------------------  ------          ------          ------          ------          ------          ------
Total distributions declared
to shareholders                           $--             $--             $--             $--          $(0.79)         $(1.54)
-------------------------------------  ------          ------          ------          ------          ------          ------
Redemption fees added to
paid-in capital#                        $0.00+++        $0.00+++          $--             $--             $--             $--
-------------------------------------  ------          ------          ------          ------          ------          ------
Net asset value, end of period         $16.44          $14.98          $14.63          $13.37          $17.01          $27.63
-------------------------------------  ------          ------          ------          ------          ------          ------
Total return (%)&                        9.75++          2.39QQ          9.42          (21.40)         (36.39)          51.77
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                   YEARS ENDED 8/31
                                        ENDED       -------------------------------------------------------------------------
CLASS I (CONTINUED)                   2/28/05            2004            2003            2002            2001            2000
                                   (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               0.86+           1.01            1.07            1.12            1.15            0.94
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             0.55+          (0.11)          (0.16)          (0.39)          (0.14)          (0.37)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         94             261             312             257             283             303
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $4,256          $4,136          $4,317          $4,403          $7,381         $11,483
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. The investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees from January 1, 2000 through July 30, 2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of the average daily net assets. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)            $0.04          $(0.02)            $--          $(0.06)         $(0.04)         $(0.39)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               0.96+           1.06              --            1.08            1.20            1.84
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             0.46+          (0.16)             --           (0.35)          (0.19)          (1.27)
-----------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 QQ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED             YEAR ENDED           PERIOD ENDED
                                                  CLASS R12/28/05                8/31/04               8/31/03*
                                                      (UNAUDITED)

Net asset value, beginning of period                       $14.69                 $14.41                 $12.35
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                           $0.00+++              $(0.09)                $(0.08)
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           1.39                   0.37                   2.14###
--------------------------------------------------------   ------                 ------                 ------
Total from investment operations                            $1.39                  $0.28                  $2.06
--------------------------------------------------------   ------                 ------                 ------
Redemption fees added to paid-in capital#                   $0.00+++               $0.00+++                 $--
--------------------------------------------------------   ------                 ------                 ------
Net asset value, end of period                             $16.08                 $14.69                 $14.41
--------------------------------------------------------   ------                 ------                 ------
Total return (%)&                                            9.46++                 1.94QQ                16.68++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.36+                  1.51                   1.65+
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 0.04+                 (0.60)                 (0.82)+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             94                    261                    312
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $4,233                 $3,266                 $1,869
---------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to
    Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                        $(0.00)+++             $(0.10)                   $--
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.46+                  1.56                     --
---------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.06)+                (0.65)                    --
---------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through August 31, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of the sales of fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 QQ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     SIX MONTHS              PERIOD
                                                                          ENDED               ENDED
CLASS R2                                                                2/28/05            8/31/04*
                                                                    (UNAUDITED)

Net asset value, beginning of period                                     $14.67              $14.63(+)
---------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                 $(0.01)             $(0.06)
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.38                0.10###
-----------------------------------------------------------------------  ------              ------
Total from investment operations                                          $1.37               $0.04
-----------------------------------------------------------------------  ------              ------
Redemption fees added to paid-in capital#                                 $0.00+++            $0.00+++
-----------------------------------------------------------------------  ------              ------
Net asset value, end of period                                           $16.04              $14.67
-----------------------------------------------------------------------  ------              ------
Total return (%)&                                                          9.34++              0.27++QQ(+)
---------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                 1.62+               1.90+
---------------------------------------------------------------------------------------------------
Net investment loss                                                       (0.19)+             (0.48)+
---------------------------------------------------------------------------------------------------
Portfolio turnover                                                           94                 261
---------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $93                $105
---------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief
    Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                      $(0.01)             $(0.07)
---------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                 1.72+               1.95+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                       (0.29)+             (0.53)+
-----------------------------------------------------------------------------------------------------

  * For the period from inception of Class R2 shares, October 31, 2003, through August 31, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of the sales of fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 QQ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
(+) The net asset value and total return previously reported as $14.64 and 0.20%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Core Growth Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2005, the fund's custodian fees were reduced by $14,578 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2005, the fund's miscellaneous expenses were reduced by $23,594 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and wash sales.

The fund paid no distributions for the years ended August 31, 2004 and August 31, 2003.

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                    $(142,703,648)
          ----------------------------------------------------------
          Unrealized appreciation                         32,311,607
          ----------------------------------------------------------
          Other temporary differences                        (34,107)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE

          March 31, 2010                                $(13,415,606)
          ----------------------------------------------------------
          March 31, 2011                                (129,288,042)
          ----------------------------------------------------------
          Total                                        $(142,703,648)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.65% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

Management fees incurred for the six months ended February 28, 2005 were an effective rate of 0.65% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $1,879 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $364 for retired Independent Trustees for the six months ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $589,873, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                  BEGINNING OF
                                 PERIOD THROUGH
EFFECTIVE DATE                      2/28/05                       3/01/05

First $2 billion                    0.01120%                      0.01626%
-------------------------------------------------------------------------------
Next $2.5 billion                   0.00832%                      0.01206%
-------------------------------------------------------------------------------
Next $2.5 billion                   0.00032%                      0.00056%
-------------------------------------------------------------------------------
In excess of $7 billion             0.00000%                      0.00000%
-------------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the fund paid MFS $18,020, equivalent to 0.0056% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $21,716 for the six months ended February 28, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, and Class R2 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Distribution Fee               0.10%      0.75%      0.75%     0.25%     0.25%
--------------------------------------------------------------------------------
Service Fee                    0.25%      0.25%      0.25%     0.25%     0.25%
--------------------------------------------------------------------------------
Total Distribution Plan        0.35%      1.00%      1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended February 28, 2005 amounted to:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Service Fee Retained by
MFD                           $9,220       $447       $558        $8       $13
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended February 28, 2005 were as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Effective Annual
Percentage Rates               0.35%      1.00%      1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2005 were as follows:

                             CLASS A    CLASS B    CLASS C

Contingent Deferred Sales
Charges Imposed               $5,289   $162,544     $4,223
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the fund paid MFSC a fee of $295,563 for shareholder services which equated to 0.0912% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC, and other costs paid by the fund directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $592,063,146 and $668,444,871, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

         Aggregate cost                                  $631,630,546
         ------------------------------------------------------------
         Gross unrealized appreciation                   $73,021,667
         ------------------------------------------------------------
         Gross unrealized depreciation                    (38,606,380)
         ------------------------------------------------------------
         Net unrealized appreciation (depreciation)      $33,415,287
         ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended 2/28/05              Year ended 8/31/04
                                         SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                               3,233,716       $50,395,100       10,626,969      $158,101,180
--------------------------------------------------------------------------------------------------------
Shares reacquired                        (5,163,664)      (80,667,593)     (17,569,674)     (262,111,271)
--------------------------------------------------------------------------------------------------------
Net change                               (1,929,948)     $(30,272,493)      (6,942,705)    $(104,010,091)
--------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                 371,984        $5,703,817        2,054,497       $29,865,095
--------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,352,042)      (20,595,795)      (3,426,834)      (49,782,232)
--------------------------------------------------------------------------------------------------------
Net change                                 (980,058)     $(14,891,978)      (1,372,337)     $(19,917,137)
--------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                 415,896        $6,309,375        1,747,376       $25,401,296
--------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,245,656)      (18,976,026)      (3,226,826)      (46,906,587)
--------------------------------------------------------------------------------------------------------
Net change                                 (829,760)     $(12,666,651)      (1,479,450)     $(21,505,291)
--------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                  23,932          $384,451           39,694          $605,358
--------------------------------------------------------------------------------------------------------
Shares reacquired                           (41,152)         (653,786)         (58,806)         (894,652)
--------------------------------------------------------------------------------------------------------
Net change                                  (17,220)        $(269,335)         (19,112)        $(289,294)
--------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                                  88,356        $1,388,443          320,957        $4,749,392
--------------------------------------------------------------------------------------------------------
Shares reacquired                           (47,466)         (755,040)        (228,340)       (3,418,826)
--------------------------------------------------------------------------------------------------------
Net change                                   40,890          $633,403           92,617        $1,330,566
--------------------------------------------------------------------------------------------------------

CLASS R2 SHARES
                                         Six months ended 2/28/05             Period ended 8/31/04*

Shares sold                                   1,284           $20,486           13,975          $213,149
--------------------------------------------------------------------------------------------------------
Shares reacquired                            (2,629)          (42,092)          (6,804)         (103,893)
--------------------------------------------------------------------------------------------------------
Net change                                   (1,345)         $(21,606)           7,171          $109,256
--------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2005 was $2,027, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended February 28, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             CGF-SEM-04/05 60M

MFS(R) NEW DISCOVERY FUND                                               2/28/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                23
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       46
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               59
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      59
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                99.5%
              Cash & Other Net Assets                0.5%

              TOP TEN HOLDINGS

              Silicon Laboratories, Inc.             2.9%
              -------------------------------------------
              DSP Group, Inc.                        1.7%
              -------------------------------------------
              Ariba, Inc.                            1.6%
              -------------------------------------------
              Gen-Probe, Inc.                        1.5%
              -------------------------------------------
              Medicis Pharmaceutical Corp.           1.4%
              -------------------------------------------
              Aspect Medical Systems, Inc.           1.4%
              -------------------------------------------
              MicroStrategy, Inc.                    1.4%
              -------------------------------------------
              Cytyc Corp.                            1.4%
              -------------------------------------------
              Cognex Corp.                           1.3%
              -------------------------------------------
              MSC Industrial Direct Co., Inc.        1.3%
              -------------------------------------------
              SECTOR WEIGHTINGS

              Health Care                           22.2%
              -------------------------------------------
              Technology                            22.1%
              -------------------------------------------
              Special Products & Services           12.4%
              -------------------------------------------
              Financial Services                     8.5%
              -------------------------------------------
              Leisure                                8.4%
              -------------------------------------------
              Industrial Goods & Services            7.0%
              -------------------------------------------
              Retailing                              6.2%
              -------------------------------------------
              Energy                                 4.4%
              -------------------------------------------
              Autos & Housing                        2.4%
              -------------------------------------------
              Basic Materials                        2.0%
              -------------------------------------------
              Transportation                         1.8%
              -------------------------------------------
              Utilities & Communications             1.3%
              -------------------------------------------
              Consumer Staples                       0.8%
              -------------------------------------------

Percentages are based on net assets as of 2/28/05.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------
MANAGEMENT REVIEW
------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, Class A shares of the MFS New Discovery Fund provided a total return of 15.59%, not including sales charges. In comparison, the fund's benchmark, the Russell 2000 Growth Index, returned 17.56%. The fund's investment objective is capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a significant decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty impacted markets. But, oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

DETRACTORS FROM PERFORMANCE

Stock selection in the special products and services sector held back relative performance. Moving and relocation services company SIRVA Inc. and market research firm Harris Interactive were among the fund's top detractors for the period. Our underweighted position in the energy sector and our decision not to hold strong-performing Cheniere Energy, which is in the index, also dampened relative investment results.

Stock selection in the basic materials sector hurt relative returns, although no individual stocks within the sector were among the fund's top detractors. Stocks in other sectors that held back performance included technology companies Ariba and Zarlink Semiconductor*.

Although the health care sector was the portfolio's top contributor to relative performance overall, several of our health care holdings hurt results during the period. These holdings included Medicis Pharmaceutical, Omnicell, which provides inventory management systems for hospitals, and medical testing company Cytyc Corp.

The fund's cash position also detracted from relative returns. As with all mutual funds, this portfolio holds cash to buy new holdings and provide liquidity. In a period when equity markets rose, holding any cash hurt performance against our benchmark, the Russell 2000 Growth Index, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

In the health care sector, strong stock selection provided the greatest contribution to the portfolio's overall relative performance. Our positions in diagnostic testing firm Gen-Probe, which is not in the index, drug company CV Therapeutics, automated diagnostic equipment maker Ventana Medical Systems, and Aspect Medical Systems were among the fund's top contributors.

Stock selection within the utilities and communications sector and our underweighted position in the financial services sector also boosted relative results, although no individual stocks within either sector were among the fund's top contributors for the period.

Stocks in other sectors that helped relative performance included technology companies MicroStrategy Inc., Digital River*, and Business Objects, which is not in the index, and several leisure companies, including WMS Industries, which makes lottery terminals and slot machines, and video game makers THQ and Activision.

    Respectfully,

/s/ Camille H. Lee                    /s/ Thomas H. Wetherald

    Camille H. Lee                        Thomas H. Wetherald
    Portfolio Manager                     Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                     Class
 Share class    inception date    6-mo     1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
      A             1/02/97       15.59%   -2.80%    0.06%    -6.12%    10.65%
------------------------------------------------------------------------------
      B            11/03/97       15.20%   -3.46%   -0.59%    -6.73%    10.01%
------------------------------------------------------------------------------
      C            11/03/97       15.27%   -3.45%   -0.61%    -6.73%    10.03%
------------------------------------------------------------------------------
      I             1/02/97       15.81%   -2.43%    0.42%    -5.78%    11.04%
------------------------------------------------------------------------------
      R1**         12/31/02       15.48%   -2.99%   -0.04%    -6.18%    10.61%
------------------------------------------------------------------------------
      R2**         10/31/03       15.44%   -3.24%   -0.11%    -6.22%    10.58%
------------------------------------------------------------------------------
     529A           7/31/02       15.44%   -3.05%   -0.13%    -6.23%    10.57%
------------------------------------------------------------------------------
     529B           7/31/02       15.13%   -3.66%   -0.67%    -6.53%    10.35%
------------------------------------------------------------------------------
     529C           7/31/02       15.12%   -3.66%   -0.71%    -6.55%    10.33%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks            6-mo     1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
Average  small-cap
growth fund+                      18.20%    4.32%    6.76%    -5.52%     6.97%
------------------------------------------------------------------------------
Russell 2000 Growth Index#        17.56%    5.30%    8.32%    -7.95%     3.46%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
      A                            8.95%   -8.39%   -1.89%    -7.22%     9.85%
------------------------------------------------------------------------------
      B                           11.20%   -7.32%   -1.59%    -7.04%    10.01%
------------------------------------------------------------------------------
      C                           14.27%   -4.42%   -0.61%    -6.73%    10.03%
------------------------------------------------------------------------------
     529A                          8.80%   -8.63%   -2.08%    -7.33%     9.77%
------------------------------------------------------------------------------
     529B                         11.13%   -7.52%   -1.66%    -6.84%    10.35%
------------------------------------------------------------------------------
     529C                         14.12%   -4.62%   -0.71%    -6.55%    10.33%
------------------------------------------------------------------------------
I, RI and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
      A                           15.59%   -2.80%    0.19%   -27.07%   128.26%
------------------------------------------------------------------------------
      B                           15.20%   -3.46%   -1.76%   -29.40%   117.73%
------------------------------------------------------------------------------
      C                           15.27%   -3.45%   -1.82%   -29.43%   117.98%
------------------------------------------------------------------------------
      I                           15.81%   -2.43%    1.26%   -25.77%   134.86%
------------------------------------------------------------------------------
      R1**                        15.48%   -2.99%   -0.13%   -27.31%   127.53%
------------------------------------------------------------------------------
      R2**                        15.44%   -3.24%   -0.32%   -27.45%   127.10%
------------------------------------------------------------------------------
     529A                         15.44%   -3.05%   -0.38%   -27.49%   126.95%
------------------------------------------------------------------------------
     529B                         15.13%   -3.66%   -2.00%   -28.67%   123.26%
------------------------------------------------------------------------------
     529C                         15.12%   -3.66%   -2.11%   -28.75%   123.03%
------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, January 2, 1997, through February 28, 2005. Index information is from January 2, 1997.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares". In addition, on April 1, 2005, the fund launched the following new R Classes:
   R1, R2, R4, and R5. All references herein to Class R1 and Class R2 shares are as of February 28, 2005 and do not reflect the renaming of Class R1 and Class R2 shares.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

INDEX DEFINITION

Russell 2000 Growth Index - is constructed to provide a comprehensive barometer for growth securities in the small-cap segment of the U.S. equity universe. Companies in this index have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS" revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may be susceptible to market risk, which is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities held in the portfolio react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Companies may be less likely to pay dividends in difficult economic environments.

Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often have limited product lines, markets and financial resources, are dependent on management by one or a few key individuals, have shares which suffer steeper than average price declines after disappointing earnings reports, and are more difficult to sell at satisfactory prices.

Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small cap companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the fund may experience difficulty in purchasing or selling these securities at a fair price.

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The portfolio will suffer a loss if it establishes a short position and the value of the underlying security or index rises rather than falls. Because the fund must cover its short position subject to prevailing market rates, the potential loss is unlimited.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as an Individual Retirement Account (IRA)). Frequent trading also increases transaction costs, which could detract from the portolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------
Share Class
-------------
                                                                   Expenses
                      Annualized    Beginning       Ending        Paid During
                       Expense     Account Value Account Value      Period**
                        Ratio       9/01/04        2/28/05      9/01/04-2/28/05
-------------------------------------------------------------------------------
        Actual            1.48%        $1,000          $1,156           $7.91
A     -------------------------------------------------------------------------
        Hypothetical*     1.48%        $1,000          $1,017          $ 7.40
-------------------------------------------------------------------------------
        Actual            2.13%        $1,000          $1,152          $11.37
 B    -------------------------------------------------------------------------
        Hypothetical*     2.13%        $1,000          $1,014          $10.64
-------------------------------------------------------------------------------
        Actual            2.13%        $1,000          $1,153          $11.37
 C    -------------------------------------------------------------------------
        Hypothetical*     2.13%        $1,000          $1,014          $10.64
-------------------------------------------------------------------------------
        Actual            1.13%        $1,000          $1,158          $ 6.05
 I    -------------------------------------------------------------------------
        Hypothetical*     1.13%        $1,000          $1,019          $ 5.66
-------------------------------------------------------------------------------
        Actual            1.64%        $1,000          $1,155          $ 8.76
 R1   -------------------------------------------------------------------------
        Hypothetical*     1.64%        $1,000          $1,017          $ 8.20
-------------------------------------------------------------------------------
        Actual            1.90%        $1,000          $1,154          $10.15
 R2   -------------------------------------------------------------------------
        Hypothetical*     1.90%        $1,000          $1,015          $ 9.49
-------------------------------------------------------------------------------
        Actual            1.76%        $1,000          $1,154          $ 9.40
529A  -------------------------------------------------------------------------
        Hypothetical*     1.76%        $1,000          $1,016          $ 8.80
-------------------------------------------------------------------------------
        Actual            2.38%        $1,000          $1,151          $12.69
529B  -------------------------------------------------------------------------
        Hypothetical*     2.38%        $1,000          $1,013          $11.88
-------------------------------------------------------------------------------
        Actual            2.38%        $1,000          $1,151          $12.69
529C  -------------------------------------------------------------------------
        Hypothetical*     2.38%        $1,000          $1,013          $11.88
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.5%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-------------------------------------------------------------------------------------------------
Esterline Technologies Corp.^*                                        48,830           $1,605,530
-------------------------------------------------------------------------------------------------
Hexcel Corp.^*                                                       121,120            2,014,226
-------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                               461,310            4,682,296
-------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc.*                                          55,580            1,699,636
-------------------------------------------------------------------------------------------------
                                                                                      $10,001,688
-------------------------------------------------------------------------------------------------
Airlines - 0.3%
-------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                            775,800           $3,467,141
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.2%
-------------------------------------------------------------------------------------------------
Carter's, Inc.^*                                                      75,630           $3,010,074
-------------------------------------------------------------------------------------------------
Reebok International Ltd.                                            106,020            4,681,843
-------------------------------------------------------------------------------------------------
Timberland Co., "A"*                                                  82,700            5,759,228
-------------------------------------------------------------------------------------------------
                                                                                      $13,451,145
-------------------------------------------------------------------------------------------------
Automotive - 0.6%
-------------------------------------------------------------------------------------------------
CLARCOR, Inc.                                                        116,350           $6,430,664
-------------------------------------------------------------------------------------------------

Banks & Credit Companies - 7.2%
-------------------------------------------------------------------------------------------------
Advance America, Cash Advance Centers, Inc.^                          69,080           $1,404,396
-------------------------------------------------------------------------------------------------
Alabama National BanCorp.^                                            13,989              872,214
-------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"*                                     169,040            4,783,832
-------------------------------------------------------------------------------------------------
Cathay General Bancorp, Inc.                                         112,940            4,070,358
-------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.^*                                  211,068            3,491,065
-------------------------------------------------------------------------------------------------
East West Bancorp, Inc.^                                             109,890            3,951,644
-------------------------------------------------------------------------------------------------
First BanCorp Puerto Rico                                             12,200              574,132
-------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                                 54,110            1,713,123
-------------------------------------------------------------------------------------------------
Hanmi Financial Corp.^                                               328,300            5,807,627
-------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.^                                     116,560            3,956,046
-------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                  103,920            5,208,470
-------------------------------------------------------------------------------------------------
MetroCorp Bancshares, Inc.                                            71,885            1,703,674
-------------------------------------------------------------------------------------------------
Nara Bancorp, Inc.^                                                   80,610            1,573,507
-------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                         589,500            8,429,850
-------------------------------------------------------------------------------------------------
Partners Trust Financial Group, Inc.                                 368,397            4,103,943
-------------------------------------------------------------------------------------------------
Preferred Bank                                                           910               35,900
-------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                    97,600            1,739,232
-------------------------------------------------------------------------------------------------
QC Holdings, Inc.^*                                                  113,150            1,990,309
-------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.^                                             418,840            7,978,902
-------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.^                                           394,300            5,752,837
-------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.^                                                 123,780            5,123,254
-------------------------------------------------------------------------------------------------
W Holding Co., Inc.^                                                 230,322            2,655,613
-------------------------------------------------------------------------------------------------
Wintrust Financial Corp.^                                             54,410            2,919,641
-------------------------------------------------------------------------------------------------
                                                                                      $79,839,569
-------------------------------------------------------------------------------------------------
Biotechnology - 5.9%
-------------------------------------------------------------------------------------------------
Affymetrix, Inc.^*                                                   133,620           $5,709,583
-------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.^*                                              118,970            2,609,012
-------------------------------------------------------------------------------------------------
Cypress Bioscience, Inc.^*                                           297,720            3,554,777
-------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.*                                      652,260            7,187,905
-------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                    334,250           17,016,667
-------------------------------------------------------------------------------------------------
Incyte Corp.^*                                                       164,060            1,432,244
-------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.^*                                     270,590            3,517,670
-------------------------------------------------------------------------------------------------
MannKind Corp.^*                                                     232,800            3,145,128
-------------------------------------------------------------------------------------------------
Neurochem, Inc.^*                                                    277,600            4,164,000
-------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                       122,730            4,912,882
-------------------------------------------------------------------------------------------------
Vasogen, Inc.^*                                                    1,075,750            4,668,755
-------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc.^*                                      412,640            7,159,304
-------------------------------------------------------------------------------------------------
                                                                                      $65,077,927
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.1%
-------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                          144,600           $5,302,482
-------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.^*                             1,531,860            6,832,096
-------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                205,522           12,536,842
-------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                526,470            7,233,698
-------------------------------------------------------------------------------------------------
Saga Communications, Inc., "A"^*                                     139,880            2,242,276
-------------------------------------------------------------------------------------------------
                                                                                      $34,147,394
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
-------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc.^*                                         338,830           $4,015,135
-------------------------------------------------------------------------------------------------

Business Services - 9.1%
-------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.^*                                        152,040           $5,997,978
-------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.*                                             413,920            6,370,229
-------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.^*                             111,630            7,689,074
-------------------------------------------------------------------------------------------------
Concur Technologies, Inc.*                                           321,700            2,718,365
-------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                        109,900            6,874,245
-------------------------------------------------------------------------------------------------
CoStar Group, Inc.^*                                                 206,960            7,622,337
-------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                  73,890            5,271,313
-------------------------------------------------------------------------------------------------
Harris Interactive, Inc.^*                                         1,691,770            8,458,850
-------------------------------------------------------------------------------------------------
Labor Ready, Inc.^*                                                  162,570            3,053,065
-------------------------------------------------------------------------------------------------
SIRVA, Inc.^*                                                        981,120            8,624,045
-------------------------------------------------------------------------------------------------
Stamps.com, Inc.^                                                    178,100            3,253,709
-------------------------------------------------------------------------------------------------
UAP Holding Corp.^*                                                  215,800            3,362,164
-------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.^*                                      646,900            8,707,274
-------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.^*                                378,980           13,503,057
-------------------------------------------------------------------------------------------------
WESCO International, Inc.*                                            89,200            3,204,956
-------------------------------------------------------------------------------------------------
Wright Express Corp.*                                                333,120            5,959,517
-------------------------------------------------------------------------------------------------
                                                                                     $100,670,178
-------------------------------------------------------------------------------------------------
Computer Software - 6.2%
-------------------------------------------------------------------------------------------------
Altiris, Inc.^*                                                       91,100           $2,662,853
-------------------------------------------------------------------------------------------------
ANSYS, Inc.*                                                          87,770            3,156,209
-------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                         444,780           12,436,049
-------------------------------------------------------------------------------------------------
FileNet Corp.^*                                                      261,060            6,114,025
-------------------------------------------------------------------------------------------------
Kronos, Inc.^*                                                        30,990            1,730,482
-------------------------------------------------------------------------------------------------
Macromedia, Inc.^*                                                   268,180            9,088,620
-------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                           220,860           15,619,219
-------------------------------------------------------------------------------------------------
NAVTEQ Corp.^*                                                       134,900            5,895,130
-------------------------------------------------------------------------------------------------
Open Solutions, Inc.*                                                211,980            4,324,392
-------------------------------------------------------------------------------------------------
Opsware, Inc.^*                                                      705,100            3,913,305
-------------------------------------------------------------------------------------------------
Retalix Ltd.^*                                                       162,833            3,766,327
-------------------------------------------------------------------------------------------------
                                                                                      $68,706,611
-------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.0%
-------------------------------------------------------------------------------------------------
National Instruments Corp.^                                          396,430          $11,322,041
-------------------------------------------------------------------------------------------------

Construction - 1.3%
-------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                               145,420          $12,146,933
-------------------------------------------------------------------------------------------------
Simpson Manufacturing, Inc.^                                          60,980            2,105,639
-------------------------------------------------------------------------------------------------
                                                                                      $14,252,572
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.2%
-------------------------------------------------------------------------------------------------
Ace Cash Express, Inc.^*                                             101,900           $2,578,070
-------------------------------------------------------------------------------------------------
Career Education Corp.*                                              138,510            4,730,116
-------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.^*                                          264,437            4,572,116
-------------------------------------------------------------------------------------------------
First Marblehead Corp.^*                                              46,060            3,203,473
-------------------------------------------------------------------------------------------------
PlanetOut, Inc.^*                                                    229,870            2,264,219
-------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                             115,090           12,173,069
-------------------------------------------------------------------------------------------------
Yankee Candle Co., Inc.^                                             197,200            6,105,312
-------------------------------------------------------------------------------------------------
                                                                                      $35,626,375
-------------------------------------------------------------------------------------------------
Electrical Equipment - 3.5%
-------------------------------------------------------------------------------------------------
A.O. Smith Corp.^                                                    143,900           $3,781,692
-------------------------------------------------------------------------------------------------
Blount International, Inc.*                                          161,200            2,761,356
-------------------------------------------------------------------------------------------------
CUNO, Inc.*                                                           62,460            3,510,252
-------------------------------------------------------------------------------------------------
Littelfuse, Inc.^*                                                   430,680           14,005,714
-------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                 438,640           14,190,004
-------------------------------------------------------------------------------------------------
                                                                                      $38,249,018
-------------------------------------------------------------------------------------------------
Electronics - 11.4%
-------------------------------------------------------------------------------------------------
American Superconductor Corp.^*                                      663,490           $7,086,073
-------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                  125,360            5,001,864
-------------------------------------------------------------------------------------------------
Applied Films Corp.^*                                                417,700            9,377,365
-------------------------------------------------------------------------------------------------
ATMI, Inc.^*                                                         224,120            6,100,546
-------------------------------------------------------------------------------------------------
Dolby Laboratories, Inc.*                                            119,180            2,750,674
-------------------------------------------------------------------------------------------------
DSP Group, Inc.*                                                     726,674           18,294,018
-------------------------------------------------------------------------------------------------
FormFactor, Inc.*                                                    108,600            2,494,542
-------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                   627,900           12,671,022
-------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc.^*                                      278,870            5,635,963
-------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.^*                                              130,790            3,040,867
-------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                 1,077,350           10,719,632
-------------------------------------------------------------------------------------------------
PowerDsine Ltd.*                                                     495,070            4,911,094
-------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                         916,650           32,174,415
-------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp.*                                        397,500            5,843,250
-------------------------------------------------------------------------------------------------
                                                                                     $126,101,325
-------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
-------------------------------------------------------------------------------------------------
Edge Petroleum Corp.^*                                                34,320             $589,274
-------------------------------------------------------------------------------------------------
Gasco Energy, Inc.^*                                                 467,100            1,751,625
-------------------------------------------------------------------------------------------------
Houston Exploration Co.*                                              52,020            3,011,958
-------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                    45,700            3,091,148
-------------------------------------------------------------------------------------------------
Stone Energy Corp.^*                                                  64,440            3,236,821
-------------------------------------------------------------------------------------------------
Unit Corp.*                                                           53,960            2,470,289
-------------------------------------------------------------------------------------------------
W&T Offshore, Inc.^                                                   79,500            1,582,050
-------------------------------------------------------------------------------------------------
                                                                                      $15,733,165
-------------------------------------------------------------------------------------------------
Engineering - Construction - 0.5%
-------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                         488,790           $6,007,229
-------------------------------------------------------------------------------------------------

Food & Drug Stores - 0.4%
-------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc.^*                                            666,290           $4,297,571
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 0.3%
-------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                      468,100           $3,385,456
-------------------------------------------------------------------------------------------------

Forest & Paper Products - 0.2%
-------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                        64,900           $2,520,067
-------------------------------------------------------------------------------------------------

Furniture & Appliances - 0.5%
-------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.^*                                   309,200           $5,921,180
-------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.1%
-------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                               398,590          $11,953,714
-------------------------------------------------------------------------------------------------

General Merchandise - 0.5%
-------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                               342,780           $5,343,940
-------------------------------------------------------------------------------------------------

Insurance - 0.4%
-------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                    118,300           $4,229,225
-------------------------------------------------------------------------------------------------

Internet - 1.6%
-------------------------------------------------------------------------------------------------
Ariba, Inc.^*                                                      1,895,580          $17,268,734
-------------------------------------------------------------------------------------------------
Ninetowns Digital World Trade Holdings Ltd., ADR*                     51,800              449,106
-------------------------------------------------------------------------------------------------
                                                                                      $17,717,840
-------------------------------------------------------------------------------------------------
Leisure & Toys - 3.1%
-------------------------------------------------------------------------------------------------
Activision, Inc.^*                                                   614,400          $13,430,784
-------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.^*                                175,000            6,417,250
-------------------------------------------------------------------------------------------------
THQ, Inc.^*                                                          517,830           14,157,472
-------------------------------------------------------------------------------------------------
                                                                                      $34,005,506
-------------------------------------------------------------------------------------------------
Machinery & Tools - 2.1%
-------------------------------------------------------------------------------------------------
Actuant Corp., "A"*                                                   18,700           $1,010,735
-------------------------------------------------------------------------------------------------
Bucyrus International, Inc.                                           71,970            3,125,657
-------------------------------------------------------------------------------------------------
Cognex Corp.                                                         525,840           14,565,768
-------------------------------------------------------------------------------------------------
RTI International Metals, Inc.*                                      162,000            4,390,200
-------------------------------------------------------------------------------------------------
                                                                                      $23,092,360
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
-------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions^*                                     35,200             $471,680
-------------------------------------------------------------------------------------------------
Cerner Corp.^*                                                        33,900            1,766,190
-------------------------------------------------------------------------------------------------
Omnicell, Inc.^*                                                     619,166            4,024,579
-------------------------------------------------------------------------------------------------
TriZetto Group, Inc.^*                                               438,600            3,899,154
-------------------------------------------------------------------------------------------------
                                                                                      $10,161,603
-------------------------------------------------------------------------------------------------
Medical Equipment - 12.4%
-------------------------------------------------------------------------------------------------
Align Technology, Inc.^*                                             611,160           $4,626,481
-------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                       726,690           15,681,970
-------------------------------------------------------------------------------------------------
Conceptus, Inc.^*                                                    997,100            7,837,206
-------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                   169,300            6,347,057
-------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                         669,805           15,271,554
-------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc.^*                                               225,770            5,443,315
-------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                               93,480            5,669,562
-------------------------------------------------------------------------------------------------
FoxHollow Technologies, Inc.^*                                       219,060            6,035,103
-------------------------------------------------------------------------------------------------
Hogy Medical Co. Ltd.^                                               126,000            6,127,220
-------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.^*                                           220,655           12,235,320
-------------------------------------------------------------------------------------------------
Inamed Corp.^*                                                        97,100            6,620,278
-------------------------------------------------------------------------------------------------
Mentor Corp.^                                                         98,640            3,414,917
-------------------------------------------------------------------------------------------------
Millipore Corp.*                                                     196,570            8,896,758
-------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.^*                                        215,470            2,370,170
-------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.^*                                     79,900            2,854,028
-------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                     869,330           10,214,628
-------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.^*                                      210,050           14,121,662
-------------------------------------------------------------------------------------------------
VNUS Medical Technologies, Inc.^*                                    220,650            2,647,800
-------------------------------------------------------------------------------------------------
                                                                                     $136,415,029
-------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%
-------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                   257,050           $8,672,867
-------------------------------------------------------------------------------------------------
Inmet Mining Corp.*                                                  282,500            4,368,002
-------------------------------------------------------------------------------------------------
                                                                                      $13,040,869
-------------------------------------------------------------------------------------------------
Oil Services - 3.0%
-------------------------------------------------------------------------------------------------
Atwood Oceanics, Inc.*                                                44,280           $3,044,250
-------------------------------------------------------------------------------------------------
Cal Dive International, Inc.^*                                       128,290            6,514,566
-------------------------------------------------------------------------------------------------
Grey Wolf, Inc.^*                                                    649,870            4,217,656
-------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc.*                                         72,340            3,277,725
-------------------------------------------------------------------------------------------------
Maverick Tube Corp.^*                                                101,130            3,596,183
-------------------------------------------------------------------------------------------------
Oil States International, Inc.*                                      145,900            3,069,736
-------------------------------------------------------------------------------------------------
Superior Energy Services, Inc.^*                                     184,620            3,541,012
-------------------------------------------------------------------------------------------------
TETRA Technologies, Inc.^*                                           101,600            3,181,096
-------------------------------------------------------------------------------------------------
Trican Well Service Ltd.*                                             42,800            2,794,918
-------------------------------------------------------------------------------------------------
                                                                                      $33,237,142
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.0%
-------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc.*                                      595,752           $3,532,809
-------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.^*                                328,600            7,403,358
-------------------------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.^*                                      348,110            2,770,956
-------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                   461,680           15,946,427
-------------------------------------------------------------------------------------------------
PRA International^*                                                  136,070            3,337,797
-------------------------------------------------------------------------------------------------
                                                                                      $32,991,347
-------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
-------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"*                                      216,390           $3,007,821
-------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.2%
-------------------------------------------------------------------------------------------------
Tidewater, Inc.^                                                      55,720           $2,299,564
-------------------------------------------------------------------------------------------------

Real Estate - 0.5%
-------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc.*                                         91,270           $3,293,022
-------------------------------------------------------------------------------------------------
Saxon Capital, Inc.^                                                 130,530            2,344,319
-------------------------------------------------------------------------------------------------
                                                                                       $5,637,341
-------------------------------------------------------------------------------------------------
Restaurants - 0.8%
-------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                    111,360           $6,103,642
-------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.^*                               102,350            2,994,761
-------------------------------------------------------------------------------------------------
                                                                                       $9,098,403
-------------------------------------------------------------------------------------------------
Special Products & Services - 0.6%
-------------------------------------------------------------------------------------------------
Headwaters, Inc.^*                                                   215,890           $6,943,022
-------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.6%
-------------------------------------------------------------------------------------------------
Airgas, Inc.^                                                        137,660           $3,455,266
-------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                47,080            2,378,952
-------------------------------------------------------------------------------------------------
Georgia Gulf Corp.^                                                   12,470              658,541
-------------------------------------------------------------------------------------------------
                                                                                       $6,492,759
-------------------------------------------------------------------------------------------------
Specialty Stores - 4.1%
-------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.^*                                     229,960           $5,868,349
-------------------------------------------------------------------------------------------------
Audible, Inc.^*                                                      369,030            5,409,980
-------------------------------------------------------------------------------------------------
Celebrate Express, Inc.*                                              85,320            1,621,080
-------------------------------------------------------------------------------------------------
Coldwater Creek, Inc.^*                                               53,960            1,495,232
-------------------------------------------------------------------------------------------------
Finish Line, Inc., "A"^                                               67,780            1,386,779
-------------------------------------------------------------------------------------------------
GameStop Corp.^*                                                     164,600            3,194,886
-------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                           328,300            2,837,817
-------------------------------------------------------------------------------------------------
Regis Corp.                                                          194,230            7,652,662
-------------------------------------------------------------------------------------------------
Restoration Hardware, Inc.^*                                         258,100            1,370,511
-------------------------------------------------------------------------------------------------
Tuesday Morning Corp.^*                                              299,950            9,403,433
-------------------------------------------------------------------------------------------------
West Marine, Inc.^*                                                  185,520            4,485,874
-------------------------------------------------------------------------------------------------
                                                                                      $44,726,603
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.9%
-------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.^*                                     1,886,600           $4,339,180
-------------------------------------------------------------------------------------------------
AudioCodes Ltd.^*                                                    587,020            7,461,024
-------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc.*                                             217,140            4,043,147
-------------------------------------------------------------------------------------------------
Harmonic, Inc.^*                                                     211,600            2,317,020
-------------------------------------------------------------------------------------------------
ViaSat, Inc.^*                                                       147,800            2,938,264
-------------------------------------------------------------------------------------------------
                                                                                      $21,098,635
-------------------------------------------------------------------------------------------------

Telephone Services - 1.3%
-------------------------------------------------------------------------------------------------
Arbinet-thexchange, Inc.*                                             28,080             $685,152
-------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                   162,390           10,035,702
-------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc.^*                                           212,580            3,241,845
-------------------------------------------------------------------------------------------------
                                                                                      $13,962,699
-------------------------------------------------------------------------------------------------
Trucking - 1.3%
-------------------------------------------------------------------------------------------------
CNF, Inc.                                                            134,200           $6,155,754
-------------------------------------------------------------------------------------------------
Landstar Systems, Inc.^*                                             158,320            5,553,866
-------------------------------------------------------------------------------------------------
UTI Worldwide, Inc.                                                   36,055            2,673,839
-------------------------------------------------------------------------------------------------
                                                                                      $14,383,459
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,035,205,237)                                     $1,099,062,332
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 23.7%
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost
and Net Asset Value                                              261,897,377         $261,897,377
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.7%
-------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT              $ VALUE
-------------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 02/28/05, due 03/01/05,
total to be received $8,384,608 (secured by various
U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                  $8,384,000           $8,384,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,305,486,614)                                $1,369,343,709
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (23.9)%                                             (264,321,350)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,105,022,359
-------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

ADR = American Depository Receipts.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS

Investments, at value, including $254,980,734 of
securities on loan (identified cost, $1,305,486,614)          $1,369,343,709
-----------------------------------------------------------------------------------------------------
Cash                                                                     154
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    7,924,430
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    1,643,808
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     80,428
-----------------------------------------------------------------------------------------------------
Other assets                                                             274
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,378,992,803
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $3,758,950
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 7,525,826
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       261,897,377
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      73,455
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        366,895
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        44,674
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     363
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     45
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                              21
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               302,838
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $273,970,444
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,105,022,359
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,373,009,872
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                        63,857,095
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                   (324,104,855)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                   (7,739,753)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,105,022,359
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  71,170,327
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $681,284,568
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              43,561,305
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $15.64
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$15.64)                                                  $16.59
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $228,627,799
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              15,157,241
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.08
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $65,662,322
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               4,347,652
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.10
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $112,297,776
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               7,002,658
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $16.04
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $14,006,822
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 898,248
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $15.59
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                      $1,014,251
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  65,231
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $15.55
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                      $1,671,180
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 107,471
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $15.55
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$15.55)                                                  $16.50
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $159,304
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  10,630
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.99
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $298,337
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  19,891
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.00
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 2/28/05

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                         $1,686,043
-----------------------------------------------------------------------------------------------------
  Income on securities loaned                                          200,501
-----------------------------------------------------------------------------------------------------
  Interest                                                              77,015
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (7,928)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $1,955,631
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $5,430,091
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                18,608
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        1,337,255
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             1,353,948
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             1,205,083
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               346,517
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                               26,320
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                1,650
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              1,407
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                757
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              1,343
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       1,005
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         189
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         336
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    825
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    32,390
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        134,367
-----------------------------------------------------------------------------------------------------
  Printing                                                              20,216
-----------------------------------------------------------------------------------------------------
  Postage                                                               61,236
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         26,092
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            21,797
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        336,156
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $10,357,588
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (75,829)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (600,081)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $9,681,678
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(7,726,047)
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $95,672,290
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                            786
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $95,673,076
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                      $94,034,267
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                 $94,034,267
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                         $189,707,343
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $181,981,296
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                                    2/28/05                     8/31/04
                                                                (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                             $(7,726,047)               $(20,299,003)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                            95,673,076                 210,953,469
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                        94,034,267                (288,980,394)
-----------------------------------------------------------  --------------                ------------
Change in net assets from operations                           $181,981,296                $(98,325,928)
-----------------------------------------------------------  --------------                ------------
Change in net assets from fund share transactions             $(311,938,149)              $(120,252,572)
-----------------------------------------------------------  --------------                ------------
Redemption fees                                                      $4,440                      $1,904
-----------------------------------------------------------  --------------                ------------
Total change in net assets                                    $(129,952,413)              $(218,576,596)
-----------------------------------------------------------  --------------                ------------

NET ASSETS

At beginning of period                                       $1,234,974,772              $1,453,551,368
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $7,739,753 and $13,706, respectively)                $1,105,022,359              $1,234,974,772
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                  SIX MONTHS                                     YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS A                              2/28/05              2004              2003            2002             2001          2000
                                 (UNAUDITED)

Net asset value, beginning of
period                                $13.53            $14.57            $11.99          $16.17           $25.00        $14.59
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment loss(S)              $(0.09)           $(0.18)           $(0.13)         $(0.18)          $(0.20)       $(0.26)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  2.20             (0.86)             2.71           (4.00)           (5.02)        11.28
----------------------------------    ------            ------            ------          ------           ------        ------
Total from investment
operations                             $2.11            $(1.04)            $2.58          $(4.18)          $(5.22)       $11.02
----------------------------------    ------            ------            ------          ------           ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                  $--               $--               $--             $--           $(3.23)       $(0.61)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions           --                --                --           (0.00)+++        (0.30)           --
----------------------------------    ------            ------            ------          ------           ------        ------
  From paid-in capital                    --                --                --              --            (0.08)           --
----------------------------------    ------            ------            ------          ------           ------        ------
Total distributions declared to
shareholders                             $--               $--               $--          $(0.00)+++       $(3.61)       $(0.61)
----------------------------------    ------            ------            ------          ------           ------        ------
Redemption fees added to paid-
in capital#                            $0.00+++          $0.00+++            $--             $--              $--           $--
----------------------------------    ------            ------            ------          ------           ------        ------
Net asset value, end of period        $15.64            $13.53            $14.57          $11.99           $16.17        $25.00
----------------------------------    ------            ------            ------          ------           ------        ------
Total return (%)(+)&                   15.59++           (7.14)^^          21.52          (25.85)          (22.37)        76.63
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                     YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS A (CONTINUED)                  2/28/05              2004              2003            2002             2001          2000
                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              1.48+             1.51              1.58            1.58             1.52          1.53
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    (1.14)+           (1.20)            (1.11)          (1.21)           (1.06)        (1.17)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        59               122               104             102               49           103
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $681,285          $824,708        $1,004,473        $822,193       $1,050,554      $904,142
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Prior to 2001, subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.25% of average daily net assets, effective November 1, 1997 through
    December 31, 1999, and 0.30% through August 31, 2000. To the extent actual expenses were over/under these limitations and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                   $(0.09)              $--               $--             $--              $--        $(0.26)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.58+               --                --              --               --          1.51
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    (1.24)+              --                --              --               --         (1.15)
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                     YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS B                              2/28/05              2004              2003            2002             2001          2000
                                 (UNAUDITED)

Net asset value, beginning of
period                                $13.09            $14.19            $11.75          $15.95           $24.71        $14.46
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment loss(S)              $(0.13)           $(0.27)           $(0.21)         $(0.28)          $(0.32)       $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  2.12             (0.83)             2.65           (3.92)           (4.97)        11.17
----------------------------------    ------            ------            ------          ------           ------        ------
Total from investment
operations                             $1.99            $(1.10)            $2.44          $(4.20)          $(5.29)       $10.78
----------------------------------    ------            ------            ------          ------           ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                  $--               $--               $--             $--           $(3.10)       $(0.53)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions           --                --                --           (0.00)+++        (0.29)           --
----------------------------------    ------            ------            ------          ------           ------        ------
  From paid-in capital                    --                --                --              --            (0.08)           --
----------------------------------    ------            ------            ------          ------           ------        ------
Total distributions declared to
shareholders                             $--               $--               $--          $(0.00)+++       $(3.47)       $(0.53)
----------------------------------    ------            ------            ------          ------           ------        ------
Redemption fees added to paid-
in capital#                            $0.00+++          $0.00+++            $--             $--              $--           $--
----------------------------------    ------            ------            ------          ------           ------        ------
Net asset value, end of period        $15.08            $13.09            $14.19          $11.75           $15.95        $24.71
----------------------------------    ------            ------            ------          ------           ------        ------
Total return (%)&                                             )^
                                       15.20++           (7.75^            20.77          (26.33)          (22.92)        75.50
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                     YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS B (CONTINUED)                  2/28/05              2004              2003            2002             2001          2000
                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              2.13+             2.15              2.23            2.23             2.17          2.18
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    (1.79)+           (1.84)            (1.76)          (1.86)           (1.70)        (1.81)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        59               122               104             102               49           103
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $228,628          $231,653          $271,580        $232,792         $352,886      $483,805
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Prior to 2001, subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.25% of average daily net assets, effective November 1, 1997 through
    December 31, 1999, and 0.30% through August 31, 2000. To the extent actual expenses were over/under these limitations and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                   $(0.14)              $--               $--             $--              $--        $(0.39)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              2.23+               --                --              --               --          2.16
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    (1.89)+              --                --              --               --         (1.79)
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                     YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS C                              2/28/05              2004              2003            2002             2001          2000
                                 (UNAUDITED)

Net asset value, beginning of
period                                $13.10            $14.21            $11.77          $15.97           $24.73        $14.47
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment loss(S)              $(0.13)           $(0.27)           $(0.21)         $(0.28)          $(0.32)       $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  2.13             (0.84)             2.65           (3.92)           (4.97)        11.18
---------------------------------     ------            ------            ------          ------           ------        ------
Total from investment
operations                             $2.00            $(1.11)            $2.44          $(4.20)          $(5.29)       $10.79
---------------------------------     ------            ------            ------          ------           ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                  $--               $--               $--             $--           $(3.10)       $(0.53)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions           --                --                --           (0.00)+++        (0.29)           --
---------------------------------     ------            ------            ------          ------           ------        ------
  From paid-in capital                    --                --                --              --            (0.08)           --
---------------------------------     ------            ------            ------          ------           ------        ------
Total distributions declared to
shareholders                             $--               $--               $--          $(0.00)+++       $(3.47)       $(0.53)
---------------------------------     ------            ------            ------          ------           ------        ------
Redemption fees added to paid-
in capital#                            $0.00+++          $0.00+++            $--             $--              $--           $--
---------------------------------     ------            ------            ------          ------           ------        ------
Net asset value, end of period        $15.10            $13.10            $14.21          $11.77           $15.97        $24.73
---------------------------------     ------            ------            ------          ------           ------        ------
Total return (%)&                      15.27++           (7.81)^^          20.73          (26.34)          (22.87)        75.57
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                     YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS C (CONTINUED)                  2/28/05              2004              2003            2002             2001          2000
                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              2.13+             2.15              2.23            2.23             2.17          2.18
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    (1.79)+           (1.84)            (1.76)          (1.86)           (1.70)        (1.79)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        59               122               104             102               49           103
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $65,662           $67,102           $84,391         $87,271         $136,530      $202,891
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Prior to 2001, subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.25% of average daily net assets, effective November 1, 1997 through
    December 31, 1999, and 0.30% through August 31, 2000. To the extent actual expenses were over/under these limitations and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                   $(0.14)              $--               $--             $--              $--        $(0.39)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              2.23+               --                --              --               --          2.16
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    (1.89)+              --                --              --               --         (1.77)
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                     YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS I                              2/28/05              2004              2003            2002             2001          2000
                                 (UNAUDITED)

Net asset value, beginning of
period                                $13.85            $14.86            $12.19          $16.37           $25.26        $14.71
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment loss(S)              $(0.06)           $(0.13)           $(0.09)         $(0.13)          $(0.13)       $(0.18)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  2.25             (0.88)             2.76           (4.05)           (5.09)        11.37
---------------------------------     ------            ------            ------          ------           ------        ------
Total from investment
operations                             $2.19            $(1.01)            $2.67          $(4.18)          $(5.22)       $11.19
---------------------------------     ------            ------            ------          ------           ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                  $--               $--               $--             $--           $(3.28)       $(0.64)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions           --                --                --           (0.00)+++        (0.31)           --
---------------------------------     ------            ------            ------          ------           ------        ------
  From paid-in capital                    --                --                --              --            (0.08)           --
---------------------------------     ------            ------            ------          ------           ------        ------
Total distributions declared to
shareholders                             $--               $--               $--          $(0.00)+++       $(3.67)       $(0.64)
---------------------------------     ------            ------            ------          ------           ------        ------
Redemption fees added to paid-
in capital#                            $0.00+++          $0.00+++            $--             $--              $--           $--
---------------------------------     ------            ------            ------          ------           ------        ------
Net asset value, end of period        $16.04            $13.85            $14.86          $12.19           $16.37        $25.26
---------------------------------     ------            ------            ------          ------           ------        ------
Total return (%)&                      15.81++           (6.80)^^          21.90          (25.58)          (22.09)        77.22
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                     YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS I (CONTINUED)                  2/28/05              2004              2003            2002             2001          2000
                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              1.13+             1.16              1.23            1.23             1.17          1.18
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    (0.79)+           (0.84)            (0.75)          (0.86)           (0.71)        (0.83)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        59               122               104             102               49           103
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $112,298          $103,031           $90,872         $47,641          $52,121       $35,311
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Prior to 2001, subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.25% of average daily net assets, effective November 1, 1997 through
    December 31, 1999, and 0.30% through August 31, 2000. To the extent actual expenses were over/under these limitations and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                   $(0.07)              $--               $--             $--              $--        $(0.18)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.23+               --                --              --               --          1.16
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    (0.89)+              --                --              --               --         (0.81)
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS R1                                                         2/28/05                8/31/04                8/31/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $13.50                 $14.57                 $11.38###
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                          $(0.10)                $(0.20)                $(0.11)
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                              2.19                  (0.87)                  3.30
--------------------------------------------------------------   -------                 ------                 ------
Total from investment operations                                   $2.09                 $(1.07)                 $3.19
--------------------------------------------------------------   -------                 ------                 ------
Redemption fees added to paid-in capital#                          $0.00+++               $0.00+++                 $--
--------------------------------------------------------------   -------                 ------                 ------
Net asset value, end of period                                    $15.59                 $13.50                 $14.57
--------------------------------------------------------------   -------                 ------                 ------
Total return (%)&                                                  15.48++                (7.34)^^               28.03++###
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED           PERIOD ENDED
CLASS R1 (CONTINUED)                                             2/28/05                8/31/04                8/31/03*
                                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.64+                  1.66                   1.78+
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                (1.31)+                (1.32)                 (1.26)+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    59                    122                    104
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $14,007                 $7,262                 $1,824
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share would have been:

Net investment loss                                               $(0.10)                $(0.20)                   $--
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.74+                  1.66                     --
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                (1.41)+                (1.32)                    --
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through August 31, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $11.43 and 27.47%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                          SIX MONTHS                 PERIOD
                                                                             ENDED                    ENDED
CLASS R2                                                                    2/28/05                 8/31/04*
                                                                          (UNAUDITED)

Net asset value, beginning of period                                      $13.47                $15.35###
------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                  $(0.12)               $(0.11)
------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments and
  foreign currency                                                          2.20                 (1.77)
-------------------------------------------------------------------   ----------                ------
Total from investment operations                                           $2.08                $(1.88)
-------------------------------------------------------------------   ----------                ------
Redemption fees added to paid-in capital#                                  $0.00+++              $0.00+++
-------------------------------------------------------------------   ----------                ------
Net asset value, end of period                                            $15.55                $13.47
-------------------------------------------------------------------   ----------                ------
Total return (%)&                                                          15.44++              (12.25)++^^###
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.90+                 1.73+
------------------------------------------------------------------------------------------------------
Net investment loss                                                        (1.57)+               (1.23)+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            59                   122
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $1,014                  $454
------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share would have been:

Net investment loss                                                       $(0.12)               $(0.11)
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  2.00+                 1.73+
------------------------------------------------------------------------------------------------------
Net investment loss                                                        (1.67)+               (1.23)+
------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $15.23 and (11.56)%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS
                                                      ENDED           YEAR ENDED           YEAR ENDED        PERIOD ENDED
CLASS 529A                                          2/28/05              8/31/04              8/31/03             8/31/02*
                                                (UNAUDITED)

Net asset value, beginning of period                 $13.47               $14.53               $11.99              $11.95###
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                             $(0.11)              $(0.21)              $(0.16)             $(0.01)
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     2.19                (0.85)                2.70                0.05
-------------------------------------------------   -------               ------               ------              ------
Total from investment operations                      $2.08               $(1.06)               $2.54               $0.04
-------------------------------------------------   -------               ------               ------              ------
Redemption fees added to paid-in capital#             $0.00+++             $0.00+++               $--                 $--
-------------------------------------------------   -------               ------               ------              ------
Net asset value, end of period                       $15.55               $13.47               $14.53              $11.99
-------------------------------------------------   -------               ------               ------              ------
Total return (%)(+)&                                  15.44++              (7.30)^^             21.18                0.33++###
-------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                 SIX MONTHS
                                                      ENDED           YEAR ENDED           YEAR ENDED        PERIOD ENDED
CLASS 529A (CONTINUED)                              2/28/05              8/31/04              8/31/03             8/31/02*
                                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                             1.76+                1.75                 1.84                1.83+
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (1.45)+              (1.43)               (1.35)              (1.20)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       59                  122                  104                 102
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                        $1,671                 $390                 $180                 $10
-------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share would have been:

Net investment loss                                  $(0.12)              $(0.21)                 $--                 $--
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             1.86+                1.75                   --                  --
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (1.55)+              (1.43)                  --                  --
-------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $11.85 and 1.18%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS
                                                      ENDED           YEAR ENDED           YEAR ENDED        PERIOD ENDED
CLASS 529B                                          2/28/05              8/31/04              8/31/03             8/31/02*
                                                (UNAUDITED)

Net asset value, beginning of period                 $13.02               $14.15               $11.75              $11.71###
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                             $(0.15)              $(0.30)              $(0.24)             $(0.02)
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     2.12                (0.83)                2.64                0.06
-------------------------------------------------   -------               ------               ------              ------
Total from investment operations                      $1.97               $(1.13)               $2.40               $0.04
-------------------------------------------------   -------               ------               ------              ------
Redemption fees added to paid-in capital#             $0.00+++             $0.00+++               $--                 $--
-------------------------------------------------   -------               ------               ------              ------
Net asset value, end of period                       $14.99               $13.02               $14.15              $11.75
-------------------------------------------------   -------               ------               ------              ------
Total return (%)&                                     15.13++              (7.99)^^             20.43                0.34++###
-------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                 SIX MONTHS
                                                      ENDED           YEAR ENDED           YEAR ENDED        PERIOD ENDED
CLASS 529B (CONTINUED)                              2/28/05              8/31/04              8/31/03             8/31/02*
                                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                             2.38+                2.40                 2.49                2.48+
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (2.04)+              (2.07)               (1.99)              (1.87)+
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       59                  122                  104                 102
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                          $159                 $135                  $84                  $6
-------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share would have been:

Net investment loss                                  $(0.16)              $(0.30)                 $--                 $--
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             2.48+                2.40                   --                  --
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (2.14)+              (2.07)                  --                  --
-------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $11.62 and 1.12%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                 SIX MONTHS
                                                      ENDED           YEAR ENDED           YEAR ENDED        PERIOD ENDED
CLASS 529C                                          2/28/05              8/31/04              8/31/03             8/31/02*
                                                (UNAUDITED)

Net asset value, beginning of period                 $13.03               $14.16               $11.77              $11.73###
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                             $(0.15)              $(0.31)              $(0.24)             $(0.02)
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     2.12                (0.82)                2.63                0.06
-------------------------------------------------   -------               ------               ------              ------
Total from investment operations                      $1.97               $(1.13)               $2.39               $0.04
-------------------------------------------------   -------               ------               ------              ------
Redemption fees added to paid-in capital#             $0.00+++             $0.00+++               $--                 $--
-------------------------------------------------   -------               ------               ------              ------
Net asset value, end of period                       $15.00               $13.03               $14.16              $11.77
-------------------------------------------------   -------               ------               ------              ------
Total return (%)&                                     15.12++              (7.98)^^             20.31                0.34++###
-------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                 SIX MONTHS
                                                      ENDED           YEAR ENDED           YEAR ENDED        PERIOD ENDED
CLASS 529C (CONTINUED)                              2/28/05              8/31/04              8/31/03             8/31/02*
                                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                             2.38+                2.40                 2.50                2.48+
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (2.05)+              (2.08)               (1.99)              (1.88)+
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       59                  122                  104                 102
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                          $298                 $240                 $147                  $5
-------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share would have been:

Net investment loss                                  $(0.16)              $(0.31)                 $--                 $--
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             2.48+                2.40                   --                  --
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (2.15)+              (2.08)                  --                  --
-------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The net asset value and total return previously reported as $11.64 and 1.12%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Due to systems limitations associated with the transition from applying a 5 business day redemption fee to a 30 calendar day redemption fee, the fund will not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2005, the fund's custodian fees were reduced by $19,951 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2005, the fund's miscellaneous expenses were reduced by $55,878 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, and capital losses.

The fund paid no distributions for the years ended August 31, 2004 and August 31, 2003.

As of February 28, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                         $--
          ----------------------------------------------------------
          Capital loss carryforward                    (417,302,416)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)        (32,652,687)
          ----------------------------------------------------------
          Other temporary differences                       (13,706)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          August 31, 2010                              $(63,294,814)
          ----------------------------------------------------------
          August 31, 2011                              (354,007,602)
          ----------------------------------------------------------
          Total                                       $(417,302,416)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund's average daily net assets. Effective September 1, 2004, MFS has agreed to a contractual reduction in its management fee to an annual rate of 0.80% on net assets up to $1.5 billion and further reduced to 0.75% on net assets in excess of $1.5 billion. This fee reduction arrangement may only be changed with approval by the Board of Trustees which oversees the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002 the Trustees terminated the Independent trustee unfunded defined benefit plan for active trustees. Included in Trustees" compensation is a pension expense of $591 for retired Independent Trustees for the six months ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $171,376, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                   4/01/04
                                                   THROUGH
EFFECTIVE DATE                                     2/28/05         3/01/05

First $2 billion                                   0.01120%        0.01626%
---------------------------------------------------------------------------
Next $2.5 billion                                  0.00832%        0.01206%
---------------------------------------------------------------------------
Next $2.5 billion                                  0.00032%        0.00056%
---------------------------------------------------------------------------
In excess of $7 billion                            0.00000%        0.00000%
---------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the fund paid MFS $32,390, equivalent to 0.0054% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $28,463 and $613 for the six months ended February 28, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Distribution Fee               0.10%      0.75%      0.75%     0.25%     0.25%
--------------------------------------------------------------------------------
Service Fee                    0.25%      0.25%      0.25%     0.25%     0.25%
--------------------------------------------------------------------------------
Total Distribution Plan        0.35%      1.00%      1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

                          CLASS 529A CLASS 529B CLASS 529C

Distribution Fee               0.25%      0.75%      0.75%
--------------------------------------------------------------------------------
Service Fee                    0.25%      0.25%      0.25%
--------------------------------------------------------------------------------
Total Distribution Plan        0.50%      1.00%      1.00%
--------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended February 28, 2005 amounted to:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Service Fee Retained by MFD  $15,331     $1,872       $881        $0       $12
--------------------------------------------------------------------------------

                                CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD            $90              $8            $30
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended February 28, 2005 were as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Effective Annual
Percentage Rates               0.35%      1.00%      1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

                                CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual
Percentage Rates                     0.35%           1.00%           1.00%
--------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2005 were as follows:

                             CLASS A    CLASS B  CLASS C CLASS 529B CLASS 529C

Contingent Deferred Sales
Charges Imposed              $40,520   $180,583   $4,149        $18         $0
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the fund paid MFSC a fee of $543,402 for shareholder services which equated to 0.0899% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $539,904, and other costs paid by the fund directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $709,811,132 and $997,908,880, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $1,307,962,129
------------------------------------------------------------------------------
Gross unrealized appreciation                                    $130,758,181
------------------------------------------------------------------------------
Gross unrealized depreciation                                     (69,376,601)
------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                        $61,381,580
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Six months ended 2/28/05                Year ended 8/31/04*
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                             6,777,573        $103,252,360        27,881,162        $427,444,261
------------------------------------------------------------------------------------------------------------
Shares reacquired                     (24,186,242)       (366,771,864)      (35,845,570)       (543,460,338)
------------------------------------------------------------------------------------------------------------
Net change                            (17,408,669)      $(263,519,504)       (7,964,408)      $(116,016,077)
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               971,785         $14,342,225         4,190,532         $62,289,343
------------------------------------------------------------------------------------------------------------
Shares reacquired                      (3,513,848)        (51,905,181)       (5,630,740)        (82,666,681)
------------------------------------------------------------------------------------------------------------
Net change                             (2,542,063)       $(37,562,956)       (1,440,208)       $(20,377,338)
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               352,411          $5,195,607         1,285,450         $19,079,978
------------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,125,249)        (16,612,493)       (2,103,564)        (31,044,196)
------------------------------------------------------------------------------------------------------------
Net change                               (772,838)       $(11,416,886)         (818,114)       $(11,964,218)
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                             1,050,221         $16,514,263         4,167,456         $65,121,180
------------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,488,549)        (23,384,794)       (2,840,698)        (44,371,479)
------------------------------------------------------------------------------------------------------------
Net change                               (438,328)        $(6,870,531)        1,326,758         $20,749,701
------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                               535,147          $8,282,618           678,187         $10,521,406
------------------------------------------------------------------------------------------------------------
Shares reacquired                        (174,894)         (2,639,711)         (265,383)         (4,086,141)
------------------------------------------------------------------------------------------------------------
Net change                                360,253          $5,642,907           412,804          $6,435,265
------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                49,559            $788,421            48,031            $704,104
------------------------------------------------------------------------------------------------------------
Shares reacquired                         (17,985)           (288,825)          (14,374)           (221,632)
------------------------------------------------------------------------------------------------------------
Net change                                 31,574            $499,596            33,657            $482,472
------------------------------------------------------------------------------------------------------------

CLASS 529A SHARES

Shares sold                                85,900          $1,375,928            17,857            $272,955
------------------------------------------------------------------------------------------------------------
Shares reacquired                          (7,384)           (113,515)           (1,267)            (18,993)
------------------------------------------------------------------------------------------------------------
Net change                                 78,516          $1,262,413            16,590            $253,962
------------------------------------------------------------------------------------------------------------

                                        Six months ended 2/28/05                 Year ended 8/31/04
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS 529B SHARES

Shares sold                                   566              $8,357             4,746             $70,399
------------------------------------------------------------------------------------------------------------
Shares reacquired                            (284)             (4,184)             (316)             (4,635)
------------------------------------------------------------------------------------------------------------
Net change                                    282              $4,173             4,430             $65,764
------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                 3,414             $51,377             9,841            $145,885
------------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,925)            (28,738)           (1,827)            (27,988)
------------------------------------------------------------------------------------------------------------
Net change                                  1,489             $22,639             8,014            $117,897
------------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund was the owner of record of approximately 3% of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2005 was $3,466, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended February 28, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            NDF-SEM-04/05 101M

MFS(R) RESEARCH INTERNATIONAL FUND                                      2/28/05


SEMIANNUAL REPORT
-------------------------------------------------------------------------------
                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       13
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            15
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                20
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       45
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               59
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      59
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]


Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                98.5%
              Cash & Other Net Assets                1.5%

              TOP TEN HOLDINGS

              Total S.A.                             2.8%
              -------------------------------------------
              Nestle S.A.                            2.3%
              -------------------------------------------
              Vodafone Group PLC                     2.2%
              -------------------------------------------
              Royal Bank of Scotland Group PLC       2.1%
              -------------------------------------------
              Suez S.A.                              2.0%
              -------------------------------------------
              Sandvik AB                             2.0%
              -------------------------------------------
              Samsung Electronics Co. Ltd.           2.0%
              -------------------------------------------
              Seiko Epson Corp.                      2.0%
              -------------------------------------------
              Telefonica S.A.                        1.9%
              -------------------------------------------
              Schneider Electric S.A.                1.8%
              -------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                    27.3%
              -------------------------------------------
              Utilities & Communications            11.2%
              -------------------------------------------
              Energy                                 9.1%
              -------------------------------------------
              Health Care                            7.7%
              -------------------------------------------
              Technology                             6.6%
              -------------------------------------------
              Autos & Housing                        6.4%
              -------------------------------------------
              Consumer Staples                       6.3%
              -------------------------------------------
              Industrial Goods & Services            6.3%
              -------------------------------------------
              Basic Materials                        6.1%
              -------------------------------------------
              Leisure                                5.2%
              -------------------------------------------
              Retailing                              2.8%
              -------------------------------------------
              Miscellaneous                          2.3%
              -------------------------------------------
              Transportation                         1.2%
              -------------------------------------------

              COUNTRY WEIGHTINGS

              Japan                                 20.6%
              -------------------------------------------
              Great Britain                         17.3%
              -------------------------------------------
              France                                13.9%
              -------------------------------------------
              Switzerland                            7.3%
              -------------------------------------------
              South Korea                            4.6%
              -------------------------------------------
              Sweden                                 3.3%
              -------------------------------------------
              Spain                                  3.2%
              -------------------------------------------
              Mexico                                 3.1%
              -------------------------------------------
              Germany                                2.9%
              -------------------------------------------
              Other                                 23.8%
              -------------------------------------------

Percentages are based on net assets as of 2/28/05.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------
MANAGEMENT REVIEW
------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, Class A shares of the MFS Research International Fund provided a total return of 19.57%, not including sales charges. In comparison, the fund's benchmark, the MSCI EAFE Index, returned 21.28%. The fund's investment objective is capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The fund focuses on foreign companies (including emerging market issuers) that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The fund does not generally emphasize any particular country and, under normal market conditions, will be invested in at least five countries.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a significant decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty impacted markets. But, oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

DETRACTORS TO PERFORMANCE

Stock selection in the Asian financial services sector held back relative performance during the period. Our overweighted positions in poor performing real estate financing concern Leopalace21* and consumer finance company Takefuji detracted from relative results.

Stock selection in the retailing and technology/business services sectors also dampened relative performance. Sekisui Chemical and technology companies Seiko Epson and Softbank, were among the fund's top detractors for the period. Funai Electric, which is not in the benchmarks, also hurt relative results.

Stocks in other sectors that held back relative returns included health care company AstraZeneca and video game console maker Nintendo.

During the reporting period, shifts in currency valuations were a significant detractor from performance relative to the benchmark. The base currency of the fund is the U.S. dollar and the performance of the fund and its benchmark are presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the fund and the benchmark to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance.

The fund's cash position held back relative performance. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when international equity markets, as represented by the MSCI EAFE Index rose measurably, holding any cash hurt performance relative to our benchmark which does not have a cash position.

CONTRIBUTORS TO PERFORMANCE

The energy, European financial services, and utilities and telecommunications sectors were among the fund's most significant contributors to relative performance over the period. Stock selection was the major driver of positive results in all three sectors.

In the energy sector our positions in MOL Magyar and Tenaris, both not held in the benchmark, contributed to the fund's relative returns as both stocks exhibited strong performance during the period. In the European financial services sector our holdings of OTP Bank and Anglo Irish Bank, both not held in the index, boosted relative results.

Telecommunications companies America Movil* and Bharti Tele-Ventures*, both not in the index, aided relative results for the period. Our holdings of power producer Suez (France) also helped the fund's returns.

Stocks in other sectors that positively contributed to investment results included Brazilian mining company Companhia Vale do Rio Doce, directories publisher Yell Group, and technology company Samsung Electronics.

    Respectfully,

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

The fund is managed by a team of analysts under the general supervision of David A. Antonelli.

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio management team through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES, PLEASE CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                     Class
 Share class    inception date    6-mo     1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
      A            1/02/97       19.57%   20.42%    14.52%     1.18%     9.12%
------------------------------------------------------------------------------
      B            1/02/98       19.11%   19.63%    13.80%     0.53%     8.54%
------------------------------------------------------------------------------
      C            1/02/98       19.17%   19.70%    13.81%     0.54%     8.53%
------------------------------------------------------------------------------
      I            1/02/97       19.76%   20.84%    14.93%     1.53%     9.48%
------------------------------------------------------------------------------
     R1**         12/31/02       19.44%   20.29%    14.40%     1.12%     9.08%
------------------------------------------------------------------------------
     R2**         10/31/03       19.31%   19.99%    14.30%     1.07%     9.04%
------------------------------------------------------------------------------
    529A           7/31/02       19.39%   20.15%    14.28%     1.06%     9.03%
------------------------------------------------------------------------------
    529B           7/31/02       19.01%   19.36%    13.64%     0.72%     8.81%
------------------------------------------------------------------------------
    529C           7/31/02       19.00%   19.35%    13.65%     0.72%     8.81%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks            6-mo     1-yr      3-yr      5-yr     Life*
------------------------------------------------------------------------------
Average international multi-
cap core fund+                   20.52%   17.40%    12.96%    -0.45%     5.93%
------------------------------------------------------------------------------
MSCI EAFE Index#                 21.28%   19.14%    15.02%     0.45%     5.41%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

 Share class
------------------------------------------------------------------------------
      A                          12.70%   13.49%    12.28%    -0.01%     8.33%
------------------------------------------------------------------------------
      B                          15.11%   15.63%    13.03%     0.15%     8.54%
------------------------------------------------------------------------------
      C                          18.17%   18.70%    13.81%     0.54%     8.53%
------------------------------------------------------------------------------
    529A                         12.52%   13.24%    12.05%    -0.13%     8.25%
------------------------------------------------------------------------------
    529B                         15.01%   15.36%    12.86%     0.35%     8.81%
------------------------------------------------------------------------------
    529C                         18.00%   18.35%    13.65%     0.72%     8.81%
------------------------------------------------------------------------------
I, RI and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
      A                          19.57%   20.42%    50.19%     6.06%   103.74%
------------------------------------------------------------------------------
      B                          19.11%   19.63%    47.39%     2.67%    95.07%
------------------------------------------------------------------------------
      C                          19.17%   19.70%    47.41%     2.72%    94.95%
------------------------------------------------------------------------------
      I                          19.76%   20.84%    51.80%     7.91%   109.29%
------------------------------------------------------------------------------
     R1**                        19.44%   20.29%    49.72%     5.72%   103.10%
------------------------------------------------------------------------------
     R2**                        19.31%   19.99%    49.34%     5.46%   102.59%
------------------------------------------------------------------------------
    529A                         19.39%   20.15%    49.25%     5.40%   102.47%
------------------------------------------------------------------------------
    529B                         19.01%   19.36%    46.75%     3.63%    99.07%
------------------------------------------------------------------------------
    529C                         19.00%   19.35%    46.80%     3.67%    99.14%
------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, January 2, 1997, through February 28, 2005. Index information is from January 2, 1997.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares," and Class R2 shares have been renamed "Class R3 shares." In addition, on April 1, 2005, the fund launched the following new R Classes:
   R1, R2, R4, and R5. All references herein to Class R1 and Class R2 shares are as of February 28, 2005, and do not reflect the renaming of Class R1 and Class R2 shares.
Periods less than one year are actual, not annualized.

INDEX DEFINITION

MSCI EAFE Index: MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

This is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Companies may be less likely to pay dividends in difficult financial environments.

Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in buying and selling these securities at a fair price.

The fund may invest from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax deferred or exempt vehicle (such as an Individual Retirement Account (IRA)). Frequent trading also increases transaction costs, which could detract from the fund's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
Share Class
-------------------------------------------------------------------------------
                                                                   Expenses
                      Annualized    Beginning       Ending        Paid During
                       Expense     Account Value Account Value      Period**
                        Ratio       9/01/04        2/28/05      9/01/04-2/28/05
-------------------------------------------------------------------------------
        Actual            1.56%        $1,000          $1,196           $8.49
  A   -------------------------------------------------------------------------
        Hypothetical*     1.56%        $1,000          $1,017           $7.80
-------------------------------------------------------------------------------
        Actual            2.21%        $1,000          $1,191          $12.01
  B   -------------------------------------------------------------------------
        Hypothetical*     2.21%        $1,000          $1,014          $11.04
-------------------------------------------------------------------------------
        Actual            2.21%        $1,000          $1,192          $12.01
  C   -------------------------------------------------------------------------
        Hypothetical*     2.21%        $1,000          $1,014          $11.04
-------------------------------------------------------------------------------
        Actual            1.21%        $1,000          $1,198           $6.59
  I   -------------------------------------------------------------------------
        Hypothetical*     1.21%        $1,000          $1,019           $6.06
-------------------------------------------------------------------------------
        Actual            1.71%        $1,000          $1,194           $9.30
  R1  -------------------------------------------------------------------------
        Hypothetical*     1.71%        $1,000          $1,016           $8.55
-------------------------------------------------------------------------------
        Actual            1.95%        $1,000          $1,193          $10.60
  R2  -------------------------------------------------------------------------
        Hypothetical*     1.95%        $1,000          $1,015           $9.74
-------------------------------------------------------------------------------
        Actual            1.80%        $1,000          $1,194           $9.79
 529A -------------------------------------------------------------------------
        Hypothetical*     1.80%        $1,000          $1,016           $9.00
-------------------------------------------------------------------------------
        Actual            2.46%        $1,000          $1,190          $13.36
 529B -------------------------------------------------------------------------
        Hypothetical*     2.46%        $1,000          $1,013          $12.28
-------------------------------------------------------------------------------
        Actual            2.46%        $1,000          $1,190          $13.36
 529C -------------------------------------------------------------------------
        Hypothetical*     2.46%        $1,000          $1,013          $12.28
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
-------------------------------------------------------------------------------------------------


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.5%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Airlines - 1.2%
-------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                          2,664,880          $11,909,660
-------------------------------------------------------------------------------------------------
TPG N.V.                                                             369,180           10,332,297
-------------------------------------------------------------------------------------------------
                                                                                      $22,241,957
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.1%
-------------------------------------------------------------------------------------------------
Diageo PLC                                                         1,346,290          $19,162,954
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.7%
-------------------------------------------------------------------------------------------------
Burberry Group PLC                                                 1,589,390          $12,067,751
-------------------------------------------------------------------------------------------------

Automotive - 3.0%
-------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin^                      218,340          $15,595,053
-------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A.^                                            196,560           12,888,121
-------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                   666,000           25,947,638
-------------------------------------------------------------------------------------------------
                                                                                      $54,430,812
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 22.3%
-------------------------------------------------------------------------------------------------
Aiful Corp.                                                          201,100          $23,062,059
-------------------------------------------------------------------------------------------------
Akbank                                                             1,555,700            9,729,966
-------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                           720,430           18,998,077
-------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                              1,348,660           23,358,387
-------------------------------------------------------------------------------------------------
BNP Paribas^                                                         393,770           28,594,859
-------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                735,321           21,836,529
-------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                       627,820           10,307,925
-------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                       397,220           21,686,682
-------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V.                              4,856,250            9,991,474
-------------------------------------------------------------------------------------------------
Hana Bank                                                            607,680           17,392,534
-------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                               876,780           15,624,489
-------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                  1,359,910           22,689,695
-------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                 2,152           19,652,592
-------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                   275,800           21,953,680
-------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                     1,057,540           10,075,579
-------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                   1,117,341           38,294,450
-------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                  2,341,000           13,736,974
-------------------------------------------------------------------------------------------------
Takefuji Corp.                                                       421,810           30,081,697
-------------------------------------------------------------------------------------------------
UBS AG^                                                              366,009           31,809,051
-------------------------------------------------------------------------------------------------
UFJ Holdings, Inc.                                                     2,336           12,924,980
-------------------------------------------------------------------------------------------------
                                                                                     $401,801,679
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.4%
-------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                             404,020          $26,039,089
-------------------------------------------------------------------------------------------------

Business Services - 2.3%
-------------------------------------------------------------------------------------------------
Manpower, Inc.                                                       357,910          $15,640,667
-------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                      604,100           26,196,075
-------------------------------------------------------------------------------------------------
                                                                                      $41,836,742
-------------------------------------------------------------------------------------------------
Chemicals - 0.9%
-------------------------------------------------------------------------------------------------
Syngenta AG                                                          137,934          $15,456,687
-------------------------------------------------------------------------------------------------

Construction - 3.4%
-------------------------------------------------------------------------------------------------
Italcementi S.p.A.                                                   414,460           $5,563,612
-------------------------------------------------------------------------------------------------
Italcementi S.p.A. - Ordinary^                                       251,730            4,456,626
-------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                          3,664,000           27,217,384
-------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                        2,499,730           19,464,843
-------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                               891,610            4,616,205
-------------------------------------------------------------------------------------------------
                                                                                      $61,318,670
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.1%
-------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                637,890          $20,108,904
-------------------------------------------------------------------------------------------------

Electrical Equipment - 1.8%
-------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                             412,329          $32,947,766
-------------------------------------------------------------------------------------------------

Electronics - 4.8%
-------------------------------------------------------------------------------------------------
CANON, Inc.                                                            1,000              $52,841
-------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd.^                                             110,000           14,678,601
-------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                          68,250           35,806,620
-------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                    892,300           35,191,461
-------------------------------------------------------------------------------------------------
                                                                                      $85,729,523
-------------------------------------------------------------------------------------------------
Energy - Independent - 2.6%
-------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                        46,601,500          $27,038,138
-------------------------------------------------------------------------------------------------
Thai Oil PLC                                                      10,757,850           18,974,520
-------------------------------------------------------------------------------------------------
                                                                                      $46,012,658
-------------------------------------------------------------------------------------------------

Energy - Integrated - 5.5%
-------------------------------------------------------------------------------------------------
LUKOIL, ADR                                                          104,460          $14,598,285
-------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt., GDR                                  83,950            7,320,440
-------------------------------------------------------------------------------------------------
Statoil A.S.A^                                                     1,435,660           26,096,386
-------------------------------------------------------------------------------------------------
Total S.A.^                                                          214,740           51,022,064
-------------------------------------------------------------------------------------------------
                                                                                      $99,037,175
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.9%
-------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.*                                     13,860,000          $10,485,123
-------------------------------------------------------------------------------------------------
Nestle S.A.                                                          152,098           42,249,444
-------------------------------------------------------------------------------------------------
                                                                                      $52,734,567
-------------------------------------------------------------------------------------------------
Insurance - 4.0%
-------------------------------------------------------------------------------------------------
Aviva PLC                                                          2,174,670          $27,087,388
-------------------------------------------------------------------------------------------------
AXA^                                                               1,036,690           27,901,247
-------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.^                                753,950           17,504,166
-------------------------------------------------------------------------------------------------
                                                                                      $72,492,801
-------------------------------------------------------------------------------------------------
Leisure & Toys - 1.4%
-------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                    222,800          $24,740,152
-------------------------------------------------------------------------------------------------

Machinery & Tools - 4.5%
-------------------------------------------------------------------------------------------------
Hyundai Mobis                                                        309,150          $20,866,471
-------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                  5,211,000           23,943,713
-------------------------------------------------------------------------------------------------
Sandvik AB^                                                          837,250           36,507,638
-------------------------------------------------------------------------------------------------
                                                                                      $81,317,822
-------------------------------------------------------------------------------------------------
Medical Equipment - 0.6%
-------------------------------------------------------------------------------------------------
Synthes, Inc.                                                         86,770          $10,500,590
-------------------------------------------------------------------------------------------------

Metals & Mining - 3.3%
-------------------------------------------------------------------------------------------------
Aber Diamond Corp.+                                                  526,160          $17,619,012
-------------------------------------------------------------------------------------------------
Anglo American PLC                                                   745,190           18,578,291
-------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR^                                     647,550           22,664,250
-------------------------------------------------------------------------------------------------
                                                                                      $58,861,553
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.0%
-------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                4,314,390          $17,387,242
-------------------------------------------------------------------------------------------------

Oil Services - 1.0%
-------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                    262,620          $17,267,265
-------------------------------------------------------------------------------------------------

Pharmaceuticals - 7.1%
-------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                      794,790          $31,318,793
-------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                       956,610           13,992,247
-------------------------------------------------------------------------------------------------
Roche Holdings AG^                                                   300,550           31,711,779
-------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                      288,552           23,095,417
-------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                            1,610,000           18,879,529
-------------------------------------------------------------------------------------------------
Yamanouchi Pharma Ltd.^                                              269,100            9,556,895
-------------------------------------------------------------------------------------------------
                                                                                     $128,554,660
-------------------------------------------------------------------------------------------------
Printing & Publishing - 2.4%
-------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                  1,772,530          $18,040,905
-------------------------------------------------------------------------------------------------
Yell Group PLC                                                     2,863,950           26,052,825
-------------------------------------------------------------------------------------------------
                                                                                      $44,093,730
-------------------------------------------------------------------------------------------------
Real Estate - 1.0%
-------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V.*                                          890,760           $3,304,458
-------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                          350,290           14,343,363
-------------------------------------------------------------------------------------------------
                                                                                      $17,647,821
-------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.9%
-------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                               1,550,000          $17,092,806
-------------------------------------------------------------------------------------------------
Kaneka Corp.                                                       1,463,000           16,665,582
-------------------------------------------------------------------------------------------------
                                                                                      $33,758,388
-------------------------------------------------------------------------------------------------
Specialty Stores - 2.1%
-------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                         1,353,520          $11,699,795
-------------------------------------------------------------------------------------------------
Kingfisher PLC                                                     4,815,700           26,983,405
-------------------------------------------------------------------------------------------------
                                                                                      $38,683,200
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.2%
-------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                15,121,000          $39,601,879
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.8%
-------------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                     154,110           $8,219,804
-------------------------------------------------------------------------------------------------
FastWeb S.p.A.*                                                      152,710              450,259
-------------------------------------------------------------------------------------------------
Nokia Oyj                                                          1,122,460           18,265,603
-------------------------------------------------------------------------------------------------
ZTE Corp.*                                                         1,593,800            5,854,863
-------------------------------------------------------------------------------------------------
                                                                                      $32,790,529
-------------------------------------------------------------------------------------------------

Telephone Services - 6.0%
-------------------------------------------------------------------------------------------------
Deutsche Telekom AG^                                               1,336,960          $28,027,843
-------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                              2,873,015            9,366,973
-------------------------------------------------------------------------------------------------
Royal KPN N.V.^                                                    1,799,560           17,432,051
-------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                 10,971,000           17,694,072
-------------------------------------------------------------------------------------------------
Telefonica S.A.                                                    1,908,350           35,150,994
-------------------------------------------------------------------------------------------------
                                                                                     $107,671,933
-------------------------------------------------------------------------------------------------
Tobacco - 1.2%
-------------------------------------------------------------------------------------------------
Swedish Match AB^                                                  1,897,190          $22,485,791
-------------------------------------------------------------------------------------------------

Utilities - Electric Power - 2.0%
-------------------------------------------------------------------------------------------------
Suez S.A.^                                                         1,348,460          $36,542,324
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,524,558,035)                                     $1,775,324,614
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.3%
-------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT              $ VALUE
-------------------------------------------------------------------------------------------------
General Electric Co., 2.6%, due 3/01/05,
at Amortized Cost                                                $41,838,000          $41,838,000
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 22.9%
-------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES              $ VALUE
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost
and Net Asset Value                                              413,090,155         $413,090,155
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,979,486,190)                                $2,230,252,769
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (23.7)%                                             (426,980,174)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,803,272,595
-------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
+ Restricted security.
ADR = American Depository Receipt.
GDR = Global Depository Receipt.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS

Investments, at value, including $394,978,939 of
securities on loan (identified cost, $1,979,486,190)          $2,230,252,769
-----------------------------------------------------------------------------------------------------
Cash                                                                   1,557
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   10,251,339
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    6,869,200
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  1,915,425
-----------------------------------------------------------------------------------------------------
Other assets                                                              17
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $2,249,290,307
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $28,611,885
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 2,293,537
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       413,090,155
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                     126,222
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        159,134
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        46,773
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   1,660
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     23
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                              26
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             1,688,297
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $446,017,712
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,803,272,595
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,467,705,746
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies (net of $1,323,656 deferred country tax)              249,479,502
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions                     90,348,431
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (4,261,084)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,803,272,595
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 110,842,819
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $840,238,153
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              51,773,160
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $16.23
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.23)                                                  $17.22
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $142,846,784
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               9,115,593
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.67
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $100,211,763
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               6,412,177
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.63
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $680,856,811
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              41,115,786
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $16.56
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $36,664,851
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,272,277
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $16.14
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                      $1,262,642
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  78,669
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $16.05
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                        $650,478
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  40,325
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $16.13
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.13)                                                  $17.11
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $151,932
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   9,769
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.55
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $389,181
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  25,063
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.53
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 2/28/05

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                         $7,362,017
-----------------------------------------------------------------------------------------------------
  Income on securities loaned                                          384,721
-----------------------------------------------------------------------------------------------------
  Interest                                                             335,551
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (797,852)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $7,284,437
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $6,468,763
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                18,704
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        1,018,836
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             1,215,174
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               642,401
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               429,855
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                               68,616
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                1,560
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                794
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                676
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              1,589
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                         567
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         169
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         397
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    780
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    43,270
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        767,437
-----------------------------------------------------------------------------------------------------
  Printing                                                             124,046
-----------------------------------------------------------------------------------------------------
  Postage                                                               15,992
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         28,788
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            20,962
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        113,550
-----------------------------------------------------------------------------------------------------
  Reimbursement of expenses to investment adviser                      404,637
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $11,387,563
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

  Fees paid indirectly                                                 (28,213)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (1,830)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $11,357,520
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(4,073,083)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                         $114,214,366
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (259,189)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                            $113,955,177
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments (net of $1,323,656 deferred country tax)            $158,908,456
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                              70,929
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and
foreign currency translation                                                             $158,979,385
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                         $272,934,562
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $268,861,479
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                                    2/28/05                     8/31/04
                                                                (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income (loss)                                    $(4,073,083)                 $8,679,536
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           113,955,177                 153,965,405
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            158,979,385                  40,974,661
------------------------------------------------------------  -------------                ------------
Change in net assets from operations                           $268,861,479                $203,619,602
------------------------------------------------------------  -------------                ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                       $(3,826,893)                  $(259,483)
-------------------------------------------------------------------------------------------------------
  Class B                                                           (10,565)                         --
-------------------------------------------------------------------------------------------------------
  Class C                                                           (77,331)                         --
-------------------------------------------------------------------------------------------------------
  Class I                                                        (4,400,339)                   (782,661)
-------------------------------------------------------------------------------------------------------
  Class R1                                                         (170,724)                    (13,715)
-------------------------------------------------------------------------------------------------------
  Class R2                                                           (4,202)                        (13)
-------------------------------------------------------------------------------------------------------
  Class 529A                                                         (2,107)                       (122)
-------------------------------------------------------------------------------------------------------
  Class 529B                                                           (115)                         --
-------------------------------------------------------------------------------------------------------
  Class 529C                                                           (151)                         --
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
-------------------------------------------------------------------------------------------------------
  Class A                                                       (30,675,820)                         --
-------------------------------------------------------------------------------------------------------
  Class B                                                        (5,867,774)                         --
-------------------------------------------------------------------------------------------------------
  Class C                                                        (3,969,467)                         --
-------------------------------------------------------------------------------------------------------
  Class I                                                       (23,687,787)                         --
-------------------------------------------------------------------------------------------------------
  Class R1                                                       (1,210,411)                         --
-------------------------------------------------------------------------------------------------------
  Class R2                                                          (24,101)                         --
-------------------------------------------------------------------------------------------------------
  Class 529A                                                        (18,925)                         --
-------------------------------------------------------------------------------------------------------
  Class 529B                                                         (6,169)                         --
-------------------------------------------------------------------------------------------------------
  Class 529C                                                        (14,528)                         --
------------------------------------------------------------  -------------                ------------
Total distributions declared to shareholders                   $(73,967,409)                $(1,055,994)
------------------------------------------------------------  -------------                ------------
Change in net assets from fund share transactions              $333,126,978                $313,361,923
------------------------------------------------------------  -------------                ------------
Redemption fees                                                      $3,032                     $19,901
------------------------------------------------------------  -------------                ------------
Total change in net assets                                     $528,024,080                $515,945,432
------------------------------------------------------------  -------------                ------------

Statements of Changes in Net Assets - continued

                                                           SIX MONTHS ENDED                  YEAR ENDED
                                                                    2/28/05                     8/31/04
                                                                (UNAUDITED)

NET ASSETS

At beginning of period                                       $1,275,248,515                $759,303,083
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $4,261,084 and
accumulated undistributed net investment income of
$8,304,426)                                                  $1,803,272,595              $1,275,248,515
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                 SIX MONTHS                                      YEARS ENDED 8/31
                                      ENDED        ----------------------------------------------------------------------------
CLASS A                             2/28/05              2004              2003            2002            2001            2000
                                (UNAUDITED)

Net asset value, beginning of year   $14.25            $11.53            $10.78          $12.25          $16.19          $12.47
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                          $(0.04)            $0.10             $0.04          $(0.00)+++      $(0.00)+++       $0.30
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 2.78              2.63              0.71           (1.47)          (3.44)           3.78
----------------------------------  -------            ------            ------          ------          ------          ------
Total from investment
operations                            $2.74             $2.73             $0.75          $(1.47)         $(3.44)          $4.08
----------------------------------  -------            ------            ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income         $(0.08)           $(0.01)              $--             $--          $(0.09)         $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions               (0.68)               --                --              --           (0.34)          (0.34)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                 --                --                --              --           (0.00)+++          --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                           --                --                --              --           (0.07)             --
----------------------------------  -------            ------            ------          ------          ------          ------
Total distributions declared
to shareholders                      $(0.76)           $(0.01)              $--             $--          $(0.50)         $(0.36)
----------------------------------  -------            ------            ------          ------          ------          ------
Redemption fees added to paid-
in capital#                           $0.00+++          $0.00+++            $--             $--             $--             $--
----------------------------------  -------            ------            ------          ------          ------          ------
Net asset value,
end of year                          $16.23            $14.25            $11.53          $10.78          $12.25          $16.19
----------------------------------  -------            ------            ------          ------          ------          ------
Total return (%)(+)&                  19.57++           23.65              6.96          (12.00)         (21.76)          33.00
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                 SIX MONTHS                                      YEARS ENDED 8/31
                                      ENDED        ----------------------------------------------------------------------------
CLASS A (CONTINUED)                 2/28/05              2004              2003            2002            2001            2000
                                (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                             1.56+             1.67              1.75            1.77            1.76            1.77
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          (0.58)+            0.75              0.36           (0.02)          (0.02)           1.91
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       55               102                96             153             131             123
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000
Omitted)                           $840,238          $593,574          $387,732        $313,418        $240,231        $109,310
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31,
    2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until December 31, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)         $(0.04)            $0.11             $0.03          $(0.01)         $(0.01)          $0.29
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                             1.51+             1.61              1.80            1.86            1.84            1.84
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          (0.53)+            0.81              0.31           (0.11)          (0.10)           1.84
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                      YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS B                              2/28/05              2004              2003            2002           2001            2000
                                 (UNAUDITED)

Net asset value, beginning of
year                                  $13.76            $11.19            $10.54          $12.04         $15.98          $12.37
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                           $(0.09)            $0.02            $(0.03)         $(0.08)        $(0.10)          $0.18
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  2.68              2.55              0.68           (1.42)         (3.39)           3.77
----------------------------------  --------            ------            ------          ------         ------          ------
Total from investment
operations                             $2.59             $2.57             $0.65          $(1.50)        $(3.49)          $3.95
----------------------------------  --------            ------            ------          ------         ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.00)+++           $--               $--             $--         $(0.04)            $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                (0.68)               --                --              --          (0.34)          (0.34)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --                --                --              --          (0.00)+++          --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions           --                --                --              --          (0.07)             --
----------------------------------  --------            ------            ------          ------         ------          ------
Total distributions declared to
shareholders                          $(0.68)              $--               $--             $--         $(0.45)         $(0.34)
----------------------------------  --------            ------            ------          ------         ------          ------
Redemption fees added to paid-
in capital#                            $0.00+++          $0.00+++            $--             $--            $--             $--
----------------------------------  --------            ------            ------          ------         ------          ------
Net asset value,
end of year                           $15.67            $13.76            $11.19          $10.54         $12.04          $15.98
----------------------------------  --------            ------            ------          ------         ------          ------
Total return (%)&                      19.11++           22.97              6.17          (12.46)        (22.27)          32.14
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                     YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS B (CONTINUED)                  2/28/05              2004              2003            2002           2001            2000
                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              2.21+             2.31              2.40            2.42           2.41            2.42
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           (1.23)+            0.12             (0.32)          (0.69)         (0.71)           1.19
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        55               102                96             153            131             123
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                       $142,847          $116,165           $88,177         $82,659        $82,135         $60,559
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31,
    2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until December 31, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)          $(0.09)            $0.02            $(0.04)         $(0.09)        $(0.11)          $0.17
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              2.16+             2.25              2.45            2.51           2.49            2.49
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           (1.18)+            0.18             (0.37)          (0.78)         (0.79)           1.12
-------------------------------------------------------------------------------------------------------------------------------
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect expense reductions from fees paid indirectly.
  &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                      YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS C                              2/28/05              2004              2003            2002           2001            2000
                                 (UNAUDITED)

Net asset value, beginning of
year                                  $13.73            $11.17            $10.52          $12.02         $15.97          $12.36
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                           $(0.09)            $0.02            $(0.03)         $(0.08)        $(0.09)          $0.19
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  2.68              2.54              0.68           (1.42)         (3.40)           3.76
----------------------------------  --------            ------            ------          ------         ------          ------
Total from investment
operations                             $2.59             $2.56             $0.65          $(1.50)        $(3.49)          $3.95
----------------------------------  --------            ------            ------          ------         ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.01)              $--               $--             $--         $(0.05)            $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                (0.68)               --                --              --          (0.34)          (0.34)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --                --                --              --          (0.00)+++          --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions           --                --                --              --          (0.07)             --
----------------------------------  --------            ------            ------          ------         ------          ------
Total distributions declared to
shareholders                          $(0.69)              $--               $--             $--         $(0.46)         $(0.34)
----------------------------------  --------            ------            ------          ------         ------          ------
Redemption fees added to paid-
in capital#                            $0.00+++          $0.00+++            $--             $--            $--             $--
----------------------------------  --------            ------            ------          ------         ------          ------
Net asset value,
end of year                           $15.63            $13.73            $11.17          $10.52         $12.02          $15.97
----------------------------------  --------            ------            ------          ------         ------          ------
Total return (%)&                      19.17++           22.92              6.18          (12.48)        (22.27)          32.17
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                      YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS C (CONTINUED)                  2/28/05              2004              2003            2002           2001            2000
                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              2.21+             2.31              2.40            2.42           2.41            2.42
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           (1.23)+            0.15             (0.32)          (0.09)         (0.10)           1.28
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        55               102                96             153            131             123
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                       $100,212           $75,580           $46,022         $43,046        $47,375         $31,126
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31,
    2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until December 31, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)          $(0.09)            $0.03            $(0.04)         $(0.09)        $(0.10)          $0.18
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              2.16+             2.25              2.45            2.51           2.49            2.49
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           (1.18)+            0.21             (0.37)          (0.79)         (0.78)           1.21
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                      YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS I                              2/28/05              2004              2003            2002           2001            2000
                                 (UNAUDITED)

Net asset value, beginning of
year                                  $14.54            $11.75            $10.95          $12.39         $16.33          $12.55
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income
  (loss)(S)                           $(0.02)            $0.16             $0.10           $0.04          $0.03           $0.26
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                  2.85              2.66              0.70           (1.48)         (3.46)           3.90
----------------------------------  --------            ------            ------          ------         ------          ------
Total from investment
operations                             $2.83             $2.82             $0.80          $(1.44)        $(3.43)          $4.16
----------------------------------  --------            ------            ------          ------         ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.13)           $(0.03)              $--             $--         $(0.10)         $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                (0.68)               --                --              --          (0.34)          (0.34)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --                --                --              --          (0.00)+++          --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions           --                --                --              --          (0.07)             --
----------------------------------  --------            ------            ------          ------         ------          ------
Total distributions declared to
shareholders                          $(0.81)           $(0.03)              $--             $--         $(0.51)         $(0.38)
----------------------------------  --------            ------            ------          ------         ------          ------
Redemption fees added to paid-
in capital#                            $0.00+++          $0.00+++            $--             $--            $--             $--
----------------------------------  --------            ------            ------          ------         ------          ------
Net asset value,
end of year                           $16.56            $14.54            $11.75          $10.95         $12.39          $16.33
----------------------------------  --------            ------            ------          ------         ------          ------
Total return (%)&                      19.76++           24.05              7.31          (11.62)        (21.49)          33.61
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                      YEARS ENDED 8/31
                                       ENDED        ---------------------------------------------------------------------------
CLASS I (CONTINUED)                  2/28/05              2004              2003            2002           2001            2000
                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              1.21+             1.32              1.40            1.42           1.41            1.42
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                  (0.23)+            1.18              0.95            0.38           0.25            1.66
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        55               102                96             153            131             123
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                       $680,857          $469,181          $232,328         $18,207        $10,150         $10,398
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until
    December 31, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)          $(0.01)            $0.17             $0.10           $0.03          $0.02           $0.25
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.16+             1.26              1.45            1.51           1.49            1.49
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           (0.18)+            1.24              0.90            0.29           0.17            1.59
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED          PERIOD ENDED
CLASS R1                                                         2/28/05                8/31/04               8/31/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                              $14.20                 $11.52                 $10.32^
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                 $(0.06)                 $0.09                 $(0.01)
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                              2.78                   2.61                   1.21
-------------------------------------------------------------   --------               --------                -------
Total from investment operations                                   $2.72                  $2.70                  $1.20
-------------------------------------------------------------   --------               --------                -------

LESS DISBTIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(0.10)                $(0.02)                   $--
----------------------------------------------------------------------------------------------------------------------
  From net realized and unrealized gain on investments
  and foreign currency transactions                                (0.68)                    --                     --
-------------------------------------------------------------   --------               --------                -------
Total distributions declared to shareholders                      $(0.78)                   $--                    $--
-------------------------------------------------------------   --------               --------                -------
Redemption fees added to paid-in capital#                          $0.00+++               $0.00+++                 $--
-------------------------------------------------------------   --------               --------                -------
Net asset value, end of period                                    $16.14                 $14.20                 $11.52
-------------------------------------------------------------   --------               --------                -------
  Total return (%)&                                                19.44++                23.50                  11.63++^
----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                              SIX MONTHS
                                                                   ENDED             YEAR ENDED          PERIOD ENDED
CLASS R1 (CONTINUED)                                             2/28/05                8/31/04               8/31/03*
                                                             (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.71+                  1.81                   1.90+
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       (0.74)+                 0.69                  (0.09)+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    55                    102                     96
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                          $36,665                $19,596                 $4,810
----------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31,
    2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until December 31, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                      $(0.05)                 $0.10                 $(0.01)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.66+                  1.75                   1.95+
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       (0.69)+                 0.75                  (0.14)+
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, December 31, 2002, through August 31, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The net asset value and total return previously reported as $10.38 and 10.98%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        SIX MONTHS              PERIOD
                                                                           ENDED                 ENDED
CLASS R2                                                                  2/28/05               8/31/04*
                                                                        (UNAUDITED)

Net asset value, beginning of period                                       $14.16                $12.71^
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                   $(0.07)                $0.02
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                   2.76                  1.46
---------------------------------------------------------------------------------                ------
Total from investment operations                                            $2.69                 $1.48
---------------------------------------------------------------------------------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                               $(0.12)               $(0.03)
-------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                              (0.68)                   --
------------------------------------------------------------------------  -------                ------
Total distributions declared to shareholders                               $(0.80)               $(0.03)
------------------------------------------------------------------------  -------                ------
Redemption fees added to paid-in capital#                                   $0.00+++              $0.00+++
------------------------------------------------------------------------  -------                ------
Net asset value, end of period                                             $16.05                $14.16
------------------------------------------------------------------------  -------                ------
Total return (%)&                                                           19.31++               11.69++^
-------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                         SIX MONTHS             PERIOD
                                                                            ENDED                ENDED
CLASS R2 (CONTINUED)                                                       2/28/05              8/31/04*
                                                                         (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                   1.95+                 2.07+
-------------------------------------------------------------------------------------------------------
Net investment income                                                       (1.03)+                0.18+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                             55                   102
-------------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                                    $1,263                  $431
-------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40%
    annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.65% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until December 31, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under) this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                               $(0.07)                $0.02
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   1.90+                 2.01+
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                (0.98)+                0.24+
-------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  ^ The net asset value and total return previously reported as $12.56 and 13.03%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS
                                                       ENDED           YEAR ENDED          YEAR ENDED         PERIOD ENDED
CLASS 529A                                           2/28/05              8/31/04              8/31/03             8/31/02*
                                                 (UNAUDITED)

Net asset value, beginning of period                  $14.18               $11.50               $10.78               $10.66
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                     $(0.06)               $0.08                $0.03               $(0.00)+++
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency                      2.77                 2.61                 0.69                 0.12
--------------------------------------------------  --------           ----------           ----------           ----------
Total from investment operations                       $2.71                $2.69                $0.72                $0.12
--------------------------------------------------  --------           ----------           ----------           ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $(0.08)              $(0.01)                 $--                  $--
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        (0.68)                  --                   --                   --
--------------------------------------------------  --------           ----------           ----------           ----------
Total distributions declared to shareholders          $(0.76)                 $--                  $--                  $--
--------------------------------------------------  --------           ----------           ----------           ----------
Redemption fees added to paid-in capital#              $0.00+++             $0.00+++               $--                  $--
--------------------------------------------------  --------           ----------           ----------           ----------
Net asset value, end of period                        $16.13               $14.18               $11.50               $10.78
--------------------------------------------------  --------           ----------           ----------           ----------
Total return (%)(+)&                                   19.39++              23.39                 6.68                 1.13++
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                  SIX MONTHS
                                                       ENDED           YEAR ENDED          YEAR ENDED         PERIOD ENDED
CLASS 529A (CONTINUED)                               2/28/05              8/31/04              8/31/03             8/31/02*
                                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                              1.80+                1.91                 2.00                 2.02+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (0.86)+               0.62                 0.30                (0.20)+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        55                  102                   96                  153
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                                           $650                 $332                 $112                  $11
---------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.65% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until December 31, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under)
    this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                          $(0.06)               $0.09                $0.03               $(0.00)+++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              1.75+                1.85                 2.05                 2.11+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (0.81)+               0.68                 0.25                (0.29)+
---------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS
                                                       ENDED           YEAR ENDED          YEAR ENDED         PERIOD ENDED
CLASS 529B                                           2/28/05              8/31/04              8/31/03             8/31/02*
                                                 (UNAUDITED)

Net asset value, beginning of period                  $13.68               $11.17               $10.54               $10.42
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                              $(0.11)              $(0.00)+++           $(0.05)              $(0.00)+++
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency                      2.67                 2.51                 0.68                 0.12
--------------------------------------------------  --------           ----------           ----------           ----------
Total from investment operations                       $2.56                $2.51                $0.63                $0.12
--------------------------------------------------  --------           ----------           ----------           ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $(0.01)                 $--                  $--                  $--
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        (0.68)                  --                   --                   --
--------------------------------------------------  --------           ----------           ----------           ----------
Total distributions declared to shareholders          $(0.69)                 $--                  $--                  $--
--------------------------------------------------  --------           ----------           ----------           ----------
Redemption fees added to paid-in capital#              $0.00+++             $0.00+++               $--                  $--
--------------------------------------------------  --------           ----------           ----------           ----------
Net asset value, end of period                        $15.55               $13.68               $11.17               $10.54
--------------------------------------------------  --------           ----------           ----------           ----------
Total return (%)&                                      19.01++              22.47                 5.98                 1.15++
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                  SIX MONTHS
                                                       ENDED           YEAR ENDED          YEAR ENDED         PERIOD ENDED
CLASS 529B (CONTINUED)                               2/28/05              8/31/04              8/31/03             8/31/02*
                                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                              2.46+                2.56                 2.65                 2.67+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                    (1.48)+              (0.03)               (0.43)               (0.45)+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        55                  102                   96                  153
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                                           $152                 $110                  $41                   $5
---------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.65% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until December 31, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under)
    this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                          $(0.10)               $0.00+++            $(0.05)              $(0.00)+++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              2.41+                2.50                 2.70                 2.76+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (1.43)+               0.03                (0.48)               (0.54)+
---------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                  SIX MONTHS
                                                       ENDED           YEAR ENDED          YEAR ENDED         PERIOD ENDED
CLASS 529C                                           2/28/05              8/31/04              8/31/03             8/31/02*
                                                 (UNAUDITED)

Net asset value, beginning of period                  $13.66               $11.14               $10.52               $10.40
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                              $(0.11)              $(0.00)+++           $(0.04)              $(0.00)+++
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency                      2.67                 2.52                 0.66                 0.12
--------------------------------------------------  --------           ----------           ----------           ----------
Total from investment operations                       $2.56                $2.52                $0.62                $0.12
--------------------------------------------------  --------           ----------           ----------           ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $(0.01)                 $--                  $--                  $--
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        (0.68)                  --                   --                   --
--------------------------------------------------  --------           ----------           ----------           ----------
Total distributions declared to shareholders          $(0.69)                 $--                  $--                  $--
--------------------------------------------------  --------           ----------           ----------           ----------
Redemption fees added to paid-in capital#              $0.00+++             $0.00+++               $--                  $--
--------------------------------------------------  --------           ----------           ----------           ----------
Net asset value, end of period                        $15.53               $13.66               $11.14               $10.52
--------------------------------------------------  --------           ----------           ----------           ----------
Total return (%)&                                      19.00++              22.62                 5.89                 1.15++
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                  SIX MONTHS
                                                       ENDED           YEAR ENDED          YEAR ENDED         PERIOD ENDED
CLASS 529C (CONTINUED)                               2/28/05              8/31/04              8/31/03             8/31/02*
                                                 (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                              2.46+                2.55                 2.65                 2.67+
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                    (1.48)+              (0.02)               (0.36)               (0.45)+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        55                  102                   96                  153
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                                           $389                 $280                  $81                   $5
---------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.65% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until December 31, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over (under)
    this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                          $(0.10)               $0.01               $(0.04)              $(0.00)+++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              2.41+                2.49                 2.70                 2.76+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (1.43)+               0.04                (0.41)               (0.54)+
---------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2005, the fund's custodian fees were reduced by $20,968 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2005, the fund's miscellaneous expenses were reduced by $7,245 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, wash sales and capital losses.

The tax character of distributions declared for the years ended August 31, 2004 and August 31, 2003 was as follows:

                                                8/31/04           8/31/03

          Distributions declared from:
          ---------------------------------------------------------------
          Ordinary income                    $1,055,994               $--
          ---------------------------------------------------------------

As of August 31, 2004, the components of, distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $8,490,880
          ----------------------------------------------------------
          Undistributed long-term capital gain           43,157,446
          ----------------------------------------------------------
          Unrealized appreciation                        89,210,907
         ----------------------------------------------------------
          Other temporary differences                      (186,454)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.0 billion of average net assets             0.90%
          ----------------------------------------------------------
          Next $1.0 billion of average net assets              0.80%
          ----------------------------------------------------------
          Average net assets in excess of $2.0 billion         0.70%
          ----------------------------------------------------------

Management fees incurred for the six months ended February 28, 2005, were an effective rate of 0.87% of average daily net assets on an annualized basis.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that other expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's other expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C, Class I, and Class R1 and not greater than 0.65% of average daily net assets for Class 529A, Class 529B, Class 529C, and Class R2. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The fund will not be required to reimburse MFS the $175,232 for expenses borne under this agreement. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until December 31, 2005.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees" compensation is $2,127 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $294 for retired Independent Trustees for the six months ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $8,010, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                 BEGINNING OF
                                PERIOD THROUGH
EFFECTIVE DATE                     2/28/05                       3/01/05

First $2 billion                   0.01120%                      0.01626%
-------------------------------------------------------------------------
Next $2.5 billion                  0.00832%                      0.01206%
-------------------------------------------------------------------------
Next $2.5 billion                  0.00032%                      0.00056%
-------------------------------------------------------------------------
In excess of $7 billion            0.00000%                      0.00000%
-------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the fund paid MFS $43,270, equivalent to 0.0058% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $59,928 and $764 for the six months ended February 28, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Distribution Fee               0.10%      0.75%      0.75%     0.25%     0.25%
--------------------------------------------------------------------------------
Service Fee                    0.25%      0.25%      0.25%     0.25%     0.25%
--------------------------------------------------------------------------------
Total Distribution Plan        0.35%      1.00%      1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

                          CLASS 529A CLASS 529B CLASS 529C

Distribution Fee               0.10%      0.75%      0.75%
--------------------------------------------------------------------------------
Service Fee                    0.25%      0.25%      0.25%
--------------------------------------------------------------------------------
Total Distribution Plan        0.35%      1.00%      1.00%
--------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended February 28, 2005 amounted to:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Service Fee Retained by MFD  $18,163       $517       $433       $--       $15
--------------------------------------------------------------------------------

                          CLASS 529A CLASS 529B CLASS 529C

Service Fee Retained by
MFD                              $99         $8        $35
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended February 28, 2005 were as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Effective Annual
Percentage Rates               0.35%      1.00%      1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

                          CLASS 529A CLASS 529B CLASS 529C

Effective Annual
Percentage Rates               0.35%      1.00%      1.00%
--------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2005 were as follows:

                            CLASS A   CLASS B   CLASS C  CLASS 529B  CLASS 529C

Contingent Deferred Sales
Charges Imposed              $3,012   $83,622    $5,558        $--          $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the fund paid MFSC a fee of $649,578 for shareholder services which equated to 0.0870% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $239,576, and other costs paid by the fund directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,076,288,916 and $813,403,590, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $1,980,775,399
          ----------------------------------------------------------
          Gross unrealized appreciation                $255,422,694
          ----------------------------------------------------------
          Gross unrealized depreciation                  (5,945,324)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)   $249,477,370
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended 2/28/05                Year ended 8/31/04
                                        SHARES            AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                             14,935,055       $230,895,932        25,499,429        $340,976,897
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            1,587,891         24,278,859            14,847             197,567
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (6,394,436)       (97,853,166)      (17,498,280)       (239,404,354)
--------------------------------------------------------------------------------------------------------------
Net change                              10,128,510       $157,321,625         8,015,996        $101,770,110
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              1,381,541        $20,453,434         2,527,350         $33,384,413
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              340,606          5,034,159                --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (1,051,634)       (15,616,033)       (1,959,753)        (25,909,743)
--------------------------------------------------------------------------------------------------------------
Net change                                 670,513         $9,871,560           567,597          $7,474,670
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              1,278,152        $18,963,199         2,467,171         $32,082,699
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              208,298          3,070,313                --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                         (578,791)        (8,528,965)       (1,081,531)        (14,358,259)
--------------------------------------------------------------------------------------------------------------
Net change                                 907,659        $13,504,547         1,385,640         $17,724,440
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              9,605,150       $151,019,519        14,828,774        $204,201,804
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            1,781,511         27,773,751            57,562             771,329
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (2,534,558)       (41,005,482)       (2,402,041)        (32,740,066)
--------------------------------------------------------------------------------------------------------------
Net change                               8,852,103       $137,787,788        12,484,295        $172,233,067
--------------------------------------------------------------------------------------------------------------

                                         Six months ended 2/28/05                Year ended 8/31/04
                                        SHARES            AMOUNT             SHARES             AMOUNT

CLASS R1 SHARES

Shares sold                              1,072,266        $16,274,342         1,482,311         $20,401,641
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               86,917          1,321,144             1,036              13,608
--------------------------------------------------------------------------------------------------------------
Shares reacquired                         (267,384)        (4,053,563)         (520,404)         (7,092,308)
--------------------------------------------------------------------------------------------------------------
Net change                                 891,799        $13,541,923           962,943         $13,322,941
--------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                 55,376           $852,924            53,628            $745,402
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                1,871             28,303                --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                           (9,013)          (134,454)          (23,193)           (321,470)
--------------------------------------------------------------------------------------------------------------
Net change                                  48,234           $746,773            30,435            $423,932
--------------------------------------------------------------------------------------------------------------

                                         Six months ended 2/28/05                Year ended 8/31/04
                                        SHARES            AMOUNT             SHARES             AMOUNT

CLASS 529A SHARES

Shares sold                                 17,454           $269,615            14,375            $195,143
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                1,384             21,032                 9                 122
--------------------------------------------------------------------------------------------------------------
Shares reacquired                           (1,921)           (29,798)             (767)            (10,500)
--------------------------------------------------------------------------------------------------------------
Net change                                  16,917           $260,849            13,617            $184,765
--------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                  2,040            $29,111             5,351             $69,686
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  428              6,284                --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                             (735)           (10,980)             (988)            (13,139)
--------------------------------------------------------------------------------------------------------------
Net change                                   1,733            $24,415             4,363             $56,547
--------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                  4,057            $60,478            14,470            $187,605
--------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                1,002             14,680                --                  --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                             (515)            (7,660)           (1,192)            (16,154)
--------------------------------------------------------------------------------------------------------------
Net change                                   4,544            $67,498            13,278            $171,451
--------------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS International Diversification Fund were the owners of record of approximately 3.6%, 1.5%, 12.2%, 8.3% and 4.1%, respectively, of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2005 was $5,409, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended February 28, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             RIF-SEM-04/05 94M

MFS(R) TECHNOLOGY FUND                                                  2/28/05


SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                17
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       34
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               46
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      46
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     99.7%
              Cash & Other Net Assets                     0.3%

              TOP TEN HOLDINGS

              Dell, Inc.                                  6.0%
              ------------------------------------------------
              Cisco Systems, Inc.                         5.9%
              ------------------------------------------------
              Oracle Corp.                                5.8%
              ------------------------------------------------
              Intel Corp.                                 3.7%
              ------------------------------------------------
              Texas Instruments, Inc.                     3.7%
              ------------------------------------------------
              QUALCOMM, Inc.                              3.6%
              ------------------------------------------------
              Microsoft Corp.                             3.4%
              ------------------------------------------------
              Apple Computer, Inc.                        3.3%
              ------------------------------------------------
              Accenture Ltd.                              2.7%
              ------------------------------------------------
              Amdocs Ltd.                                 2.7%
              ------------------------------------------------

              TOP FIVE EQUITY INDUSTRIES

              Electronics                                27.0%
              ------------------------------------------------
              Computer Software                          23.1%
              ------------------------------------------------
              Network & Telecommunications               14.8%
              ------------------------------------------------
              Computer Systems                           11.0%
              ------------------------------------------------
              Business Services                           9.0%
              ------------------------------------------------

Percentages are based on net assets as of 2/28/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, Class A shares of the MFS Technology Fund provided a total return of 11.95%, not including sales charges. In comparison, the fund's benchmark, the Goldman Sachs Technology Industry Composite Index, returned 11.13%. The fund's investment objective is capital appreciation. The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of companies that MFS believes have above average growth potential and will benefit from technological advances and improvements.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty impacted markets. But, oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the computer software and computer systems industries was the primary contributor to performance relative to the fund's benchmark, the Goldman Sachs Technology Industry Composite Index.

Among computer software holdings, Amdocs, MicroStrategy, and Microsoft were among the fund's top contributors. In the computer systems industry, our overweighted position in Apple Computer, which had a dramatic run-up in price over the period, yielded the largest individual contribution to relative performance.

Stocks in other industries that had a positive impact on relative performance included broadband communications equipment manufacturer Marvell Technology, Internet professional services firm Digitas*, and Internet traffic management solutions provider F5 Networks*.

DETRACTORS FROM PERFORMANCE

Stock selection in the personal computers and peripherals, and the leisure and toys industries was the primary detractor from relative performance.

In the personal computers and peripherals industry, computer printer manufacturer Lexmark International and data storage provider EMC held back relative results for the period. No holdings within the leisure and toys industry were among the fund's top detractors.

Among our electronics holdings, Integrated Circuit Systems, Advanced Micro Devices*, and Seiko Epson hurt relative results. Stocks in other industries that were among the top detractors included online auctioneer eBay, Hewlett-Packard*, business services firm Accenture, and digital data services company Adtran International Group.*

    Respectfully,

/s/ Telis Bertsekas

    Telis Bertsekas
    Portfolio Manager

* Security was not held in the portfolio at period-end.

Note to Shareholders: Telis Bertsekas took over as the portfolio manager of the fund on March 5, 2005. He replaced Daniel Scherman.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES, CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                     Class
 Share class    inception date    6-mo      1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
      A             1/02/97       11.95%    -7.51%   -2.04%   -18.02%    2.42%
------------------------------------------------------------------------------
      B             4/14/00       11.47%    -8.23%   -2.64%   -18.55%    2.01%
------------------------------------------------------------------------------
      C             4/14/00       11.63%    -8.14%   -2.68%   -18.57%    2.00%
------------------------------------------------------------------------------
      I             1/02/97       11.97%    -7.38%   -1.72%   -17.68%    2.68%
------------------------------------------------------------------------------
     R1**          12/31/02       11.73%    -7.75%   -2.23%   -18.11%    2.35%
------------------------------------------------------------------------------
     R2**          10/31/03       11.62%    -7.97%   -2.23%   -18.11%    2.35%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Goldman Sachs Technology
Industry Composite Index#         11.13%    -5.35%    0.82%   -18.69%    5.55%
------------------------------------------------------------------------------
Average science and
technology fund+                  14.01%    -5.87%    0.80%   -21.18%    5.09%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class                       6-mo      1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
      A                            5.51%   -12.83%   -3.96%   -18.98%    1.68%
------------------------------------------------------------------------------
      B                            7.47%   -11.90%   -3.63%   -18.87%    2.01%
------------------------------------------------------------------------------
      C                           10.63%    -9.06%   -2.68%   -18.57%    2.00%
------------------------------------------------------------------------------
I, R1 and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative without
sales charge
--------------------

------------------------------------------------------------------------------
      A                           11.95%    -7.51%   -6.00%   -62.96%   21.58%
------------------------------------------------------------------------------
      B                           11.47%    -8.23%   -7.73%   -64.16%   17.66%
------------------------------------------------------------------------------
      C                           11.63%    -8.14%   -7.84%   -64.19%   17.55%
------------------------------------------------------------------------------
      I                           11.97%    -7.38%   -5.08%   -62.21%   24.10%
------------------------------------------------------------------------------
     R1**                         11.73%    -7.75%   -6.54%   -63.18%   20.88%
------------------------------------------------------------------------------
     R2**                         11.62%    -7.97%   -6.55%   -63.18%   20.87%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
 * For the period from the commencement of the fund's investment operations, January 2, 1997, through February 28, 2005. Index information is from January 2, 1997.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares". In addition, on April 1, 2005, the fund launched the following new R share classes: R1, R2, R4, and R5. All references herein to Class R1 and Class R2 shares are as of February 28, 2005 and do not reflect the renaming of Class R1 and Class R2 shares.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Bloomberg L.P.

INDEX DEFINITION

Goldman Sachs Technology Industry Composite Index - is a modified capitalization-weighted index of selected technology stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS" revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

Market risk is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Technology Companies Risks:

    Company Risk: Companies in the technology industry face special risks. For example, their products may fall out of favor or become obsolete in relatively short periods of time. Also, many of their products may not become commercially successful. Therefore, investments in the stocks of technology companies can be volatile.

    Concentration Risk: The fund's investment performance will be closely tied to the performance of companies in a limited number of industries. Companies in a single industry often are faced with the same obstacles, issues and regulatory burdens, and their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the fund than on a fund with a more broadly diversified portfolio.

The fund may participate in the initial public offering ("IPO") market, and a significant portion of the fund's returns may be attributable to its investment in IPO's which may have a magnified investment performance impact during the periods when the fund has a small asset base. Like any past performance, there is no assurance that, as the fund's assets grow, it will continue to experience substantially similar performance by investment in IPOs.

Investments in emerging growth and growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. In addition, emerging growth companies often:

  o have limited product lines, markets and and financial resources

  o are dependent on management by one or a few key individuals

  o have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small cap companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in buying and selling these securities at prevailing market prices.

The fund will suffer a loss if it establishes a short position and the value of the underlying security or index rises rather than falls. Because the fund must cover its short position subject to prevailing market rates, the potential loss is unlimited.

Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

The portfolio can invest in fixed income securities, which will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods.

Because the fund may invest a relatively large percentage of its assets in a single issuer as compared to other funds managed by MFS, the fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as an Individual Retirement Account (IRA)). Frequent trading also increases transaction costs, which could detract from the fund's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    9/01/04-
                            Ratio       9/01/04         2/28/05        2/28/05
--------------------------------------------------------------------------------
        Actual              1.50%       $1,000          $1,120           $7.88
  A     ------------------------------------------------------------------------
        Hypothetical*       1.50%       $1,000          $1,017           $7.50
--------------------------------------------------------------------------------
        Actual              2.15%       $1,000          $1,115          $11.27
  B    -------------------------------------------------------------------------
        Hypothetical*       2.15%       $1,000          $1,014          $10.74
--------------------------------------------------------------------------------
        Actual              2.15%       $1,000          $1,116          $11.28
  C     ------------------------------------------------------------------------
        Hypothetical*       2.15%       $1,000          $1,014          $10.74
--------------------------------------------------------------------------------
        Actual              1.14%       $1,000          $1,120           $5.99
  I     ------------------------------------------------------------------------
        Hypothetical        1.14%       $1,000          $1,019           $5.71
--------------------------------------------------------------------------------
        Actual              1.65%       $1,000          $1,117           $8.66
  R1    ------------------------------------------------------------------------
        Hypothetical        1.65%       $1,000          $1,017           $8.25
--------------------------------------------------------------------------------
        Actual              1.90%       $1,000          $1,116           $9.97
  R2    ------------------------------------------------------------------------
        Hypothetical        1.90%       $1,000          $1,015           $9.49
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.7%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Business Services - 9.0%
----------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                  151,970       $3,882,833
----------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                           71,150        2,806,867
----------------------------------------------------------------------------------------------
CACI International, Inc., "A"*                                         15,470          834,761
----------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                     27,630        1,312,149
----------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                          14,740          559,236
----------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                    20,500        1,462,470
----------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"*                                          44,400        1,364,856
----------------------------------------------------------------------------------------------
Perot Systems Corp., "A"*^                                             50,650          671,619
----------------------------------------------------------------------------------------------
                                                                                   $12,894,791
----------------------------------------------------------------------------------------------
Computer Software - 23.2%
----------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                          129,280       $3,794,368
----------------------------------------------------------------------------------------------
Business Objects S.A., ADR*^                                           63,090        1,763,996
----------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                  73,150        1,645,875
----------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                    13              352
----------------------------------------------------------------------------------------------
FileNet Corp.*                                                         33,910          794,172
----------------------------------------------------------------------------------------------
Intuit, Inc.*                                                           9,160          392,048
----------------------------------------------------------------------------------------------
Kronos, Inc.*                                                          17,840          996,186
----------------------------------------------------------------------------------------------
Macrovision Corp.*                                                     54,980        1,333,265
----------------------------------------------------------------------------------------------
McAfee, Inc.*                                                         103,780        2,400,431
----------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                             14,240          653,331
----------------------------------------------------------------------------------------------
Microsoft Corp.                                                       193,270        4,866,539
----------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"*^                                             35,310        2,497,123
----------------------------------------------------------------------------------------------
Oracle Corp.*                                                         637,878        8,235,005
----------------------------------------------------------------------------------------------
Symantec Corp.*                                                        92,680        2,039,887
----------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                65,800        1,593,676
----------------------------------------------------------------------------------------------
                                                                                   $33,006,254
----------------------------------------------------------------------------------------------
Computer Software - Systems - 11.0%
----------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                 104,160       $4,672,618
----------------------------------------------------------------------------------------------
Black Box Corp.                                                        21,080          821,066
----------------------------------------------------------------------------------------------
CDW Corp.                                                              14,420          828,717
----------------------------------------------------------------------------------------------
Dell, Inc.*                                                           214,253        8,589,403
----------------------------------------------------------------------------------------------
Tech Data Corp.*                                                       18,750          768,562
----------------------------------------------------------------------------------------------
                                                                                   $15,680,366
----------------------------------------------------------------------------------------------

Electronics - 27.0%
----------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                    53,360       $2,129,064
----------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                   70,130        2,575,174
----------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                              160,890        2,815,575
----------------------------------------------------------------------------------------------
Canon, Inc., ADR^                                                      42,020        2,216,135
----------------------------------------------------------------------------------------------
Cree, Inc.*^                                                           26,640          626,573
----------------------------------------------------------------------------------------------
FARO Technologies, Inc.*                                               18,650          493,292
----------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                      61,110        1,233,200
----------------------------------------------------------------------------------------------
Intel Corp.                                                           217,773        5,222,197
----------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                       32,750        1,618,177
----------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                         97,680        3,574,111
----------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                      24,230          537,421
----------------------------------------------------------------------------------------------
PowerDsine Ltd.*                                                       68,580          680,314
----------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                      10,335        2,676,765
----------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                      38,800        1,530,235
----------------------------------------------------------------------------------------------
SigmaTel, Inc.*                                                        24,570        1,024,323
----------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                            40,870        1,434,537
----------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                               197,180        5,219,355
----------------------------------------------------------------------------------------------
Volterra Semiconductor Corp.*                                          92,000        1,352,400
----------------------------------------------------------------------------------------------
Xilinx, Inc.                                                           51,500        1,555,300
----------------------------------------------------------------------------------------------
                                                                                   $38,514,148
----------------------------------------------------------------------------------------------
Internet - 5.8%
----------------------------------------------------------------------------------------------
Ariba, Inc.*^                                                          24,680         $224,835
----------------------------------------------------------------------------------------------
EarthLink, Inc.*                                                       82,890          723,630
----------------------------------------------------------------------------------------------
eBay, Inc.*                                                            66,480        2,848,003
----------------------------------------------------------------------------------------------
IAC/InterActiveCorp*                                                   48,780        1,097,550
----------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                         104,750        3,380,282
----------------------------------------------------------------------------------------------
                                                                                    $8,274,300
----------------------------------------------------------------------------------------------
Leisure & Toys - 0.6%
----------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                       7,300         $810,606
----------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 8.3%
----------------------------------------------------------------------------------------------
Captiva Software Corp.*                                               139,200       $1,692,533
----------------------------------------------------------------------------------------------
EMC Corp.*                                                            229,550        2,906,103
----------------------------------------------------------------------------------------------
Ingram Micro, Inc., "A"*                                              106,040        1,900,237
----------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                      36,050        2,888,686
----------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                               64,560        1,937,446
----------------------------------------------------------------------------------------------
Zebra Technologies Corp., "A"*                                         10,880          542,586
----------------------------------------------------------------------------------------------
                                                                                   $11,867,591
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 14.8%
----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  483,383       $8,420,532
----------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                72,740        1,566,820
----------------------------------------------------------------------------------------------
Lucent Technologies, Inc.*^                                           577,040        1,771,513
----------------------------------------------------------------------------------------------
Motorola, Inc.                                                        170,055        2,663,061
----------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        140,610        5,077,427
----------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                               24,580        1,624,984
----------------------------------------------------------------------------------------------
                                                                                   $21,124,337
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $123,467,376)                                      $142,172,393
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 6.8%
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                     9,668,344       $9,668,344
----------------------------------------------------------------------------------------------

Repurchase Agreement - 0.2%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 2/28/05, due 3/01/05, total to
be received $290,021 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                 $290,000         $290,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $133,425,720)                                 $152,130,737
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (6.7)%                                             (9,535,834)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $142,594,903
----------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS
Investments, at value, including $9,375,094 of securities
on loan (identified cost, $133,425,720)                         $152,130,737
--------------------------------------------------------------------------------------------------
Cash                                                                     882
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                      506,027
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       93,877
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     73,234
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                     7,705
--------------------------------------------------------------------------------------------------
Other assets                                                              16
--------------------------------------------------------------------------------------------------
Total assets                                                                          $152,812,478
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                                  $439,562
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         9,668,344
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       8,848
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         50,689
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         7,510
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     134
--------------------------------------------------------------------------------------------------
  Administrative service fee                                               4
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                42,484
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $10,217,575
--------------------------------------------------------------------------------------------------
Net assets                                                                            $142,594,903
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $485,109,006
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                      18,705,017
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (360,896,768)
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                     (322,352)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $142,594,903
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               16,775,353
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares

  Net assets                                                     $72,312,375
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               8,393,242
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $8.62
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.62)                                                 $9.15
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $50,001,669
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,981,673
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $8.36
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $14,424,174
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,728,315
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $8.35
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $3,792,284
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 431,306
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $8.79
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $1,877,719
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 218,980
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $8.57
--------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $186,682
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  21,837
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $8.55
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.
SIX MONTHS ENDED 2/28/05

NET INVESTMENT LOSS

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                        $1,070,745
--------------------------------------------------------------------------------------------------
  Interest                                                             23,522
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (6,883)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $1,087,384
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                     $603,210
--------------------------------------------------------------------------------------------------
  Trustees" compensation                                                9,202
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         343,344
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              137,264
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              266,797
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               79,772
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                               4,268
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 404
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                   202
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    4,289
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        31,110
--------------------------------------------------------------------------------------------------
  Printing                                                             40,979
--------------------------------------------------------------------------------------------------
  Postage                                                               9,773
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        20,821
--------------------------------------------------------------------------------------------------
  Legal fees                                                            1,011
--------------------------------------------------------------------------------------------------
  Registration fees                                                    40,306
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        17,638
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $1,610,390
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (3,578)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (197,076)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $1,409,736
--------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(322,352)
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                          $7,673,275
--------------------------------------------------------------------------------------------------
  Written options transactions                                        (55,971)
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (3,505)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                   $7,613,799
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                     $11,867,140
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies             (22)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                   $11,867,118
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                       $19,480,917
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $19,158,565
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         SIX MONTHS ENDED               YEAR ENDED
                                                                  2/28/05                  8/31/04
                                                              (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                             $(322,352)             $(2,724,957)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           7,613,799               13,664,197
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                           11,867,118              (23,010,134)
--------------------------------------------------------     ------------            -------------
Change in net assets from operations                          $19,158,565             $(12,070,894)
--------------------------------------------------------     ------------            -------------
Change in net assets from fund share transactions            $(33,418,462)            $(18,052,412)
--------------------------------------------------------     ------------            -------------
Redemption fees                                                    $4,119                      $44
--------------------------------------------------------     ------------            -------------
Total change in net assets                                   $(14,255,778)            $(30,123,262)
--------------------------------------------------------     ------------            -------------

NET ASSETS

At beginning of period                                       $156,850,681             $186,973,943
--------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $322,352 and $0, respectively)                       $142,594,903             $156,850,681
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                   SIX MONTHS                                    YEARS ENDED 8/31
                                        ENDED       --------------------------------------------------------------------------
CLASS A                               2/28/05            2004             2003            2002            2001            2000
                                  (UNAUDITED)
Net asset value, beginning
of period                               $7.70           $8.30            $6.25          $10.70          $28.03          $18.34
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)               $(0.01)         $(0.10)          $(0.07)         $(0.11)         $(0.14)         $(0.17)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.93           (0.50)            2.12           (4.34)         (16.69)          14.44
----------------------------------     ------          ------           ------          ------          ------          ------
Total from investment operations        $0.92          $(0.60)           $2.05          $(4.45)        $(16.83)         $14.27
----------------------------------     ------          ------           ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions                   $--             $--              $--             $--          $(0.18)         $(4.58)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                    --              --               --              --           (0.32)             --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                     --              --               --              --           (0.00)+++          --
----------------------------------     ------          ------           ------          ------          ------          ------
Total distributions declared to
shareholders                              $--             $--              $--             $--          $(0.50)         $(4.58)
----------------------------------     ------          ------           ------          ------          ------          ------
Redemption fees added to paid-in
capital#                                $0.00+++        $0.00+++           $--             $--             $--             $--
----------------------------------     ------          ------           ------          ------          ------          ------
Net asset value, end of period          $8.62           $7.70            $8.30           $6.25          $10.70          $28.03
----------------------------------     ------          ------           ------          ------          ------          ------
Total return (%)(+)&                    11.95++         (7.23)^^        32.80          (41.53)         (61.02)          87.93
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 8/31
                                        ENDED       --------------------------------------------------------------------------
CLASS A (CONTINUED)                   2/28/05            2004             2003            2002            2001            2000
                                  (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               1.50+           1.50             1.52            1.51            1.52            1.40
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.16)+         (1.10)           (1.05)          (1.22)          (0.87)          (0.81)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         51             141              162             210             413             294
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $72,312         $75,786         $101,059         $53,142         $66,358         $57,382
------------------------------------------------------------------------------------------------------------------------------

(S) Effective April 14, 2000, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses" which are defined as the fund's operating expenses exclusive of management, distribution and service, and certain other fees and expenses such that Other Expenses did not exceed 0.40% annually. This arrangement was effected by
    MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005 the fund entered into a similar arrangement without reimbursement. This new arrangement will be in effect until January 1, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                    $(0.02)         $(0.11)          $(0.09)         $(0.13)         $(0.14)         $(0.27)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.74+           1.60             1.76            1.74            1.55            1.84
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.40)+         (1.20)           (1.29)          (1.45)          (0.90)          (1.25)
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                    SIX MONTHS                           YEARS ENDED 8/31                               PERIOD
                                         ENDED       ---------------------------------------------------------           ENDED
CLASS B                                2/28/05            2004            2003            2002            2001         8/31/00*
                                   (UNAUDITED)
Net asset value, beginning
of period                                $7.50           $8.13           $6.16          $10.61          $27.95          $19.59**
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                $(0.03)         $(0.15)         $(0.11)         $(0.17)         $(0.25)         $(0.14)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        0.89           (0.48)           2.08           (4.28)         (16.64)           8.50
-----------------------------------     ------          ------          ------          ------          ------          ------
Total from investment operations         $0.86          $(0.63)          $1.97          $(4.45)        $(16.89)          $8.36
-----------------------------------     ------          ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                             $--             $--             $--             $--          $(0.17)            $--
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                     --              --              --              --           (0.28)             --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                      --              --              --              --           (0.00)+++          --
-----------------------------------     ------          ------          ------          ------          ------          ------
Total distributions declared
to shareholders                            $--             $--             $--             $--          $(0.45)            $--
-----------------------------------     ------          ------          ------          ------          ------          ------
Redemption fees added to
paid-in capital#                         $0.00+++        $0.00+++          $--             $--             $--             $--
-----------------------------------     ------          ------          ------          ------          ------          ------
Net asset value, end of period           $8.36           $7.50           $8.13           $6.16          $10.61          $27.95
-----------------------------------     ------          ------          ------          ------          ------          ------
Total return (%)&                        11.47++         (7.75)^^       31.98          (41.94)         (61.28)          42.67++**
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                    SIX MONTHS                           YEARS ENDED 8/31                               PERIOD
                                         ENDED       ---------------------------------------------------------           ENDED
CLASS B (CONTINUED)                    2/28/05            2004            2003            2002            2001         8/31/00*
                                   (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                2.15+           2.15            2.18            2.16            2.17            2.14+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                      (0.81)+         (1.74)          (1.71)          (1.87)          (1.52)          (1.52)+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          51             141             162             210             413             294
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $50,002         $50,896         $61,353         $25,997         $44,369         $48,845
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses" which are defined as the fund's operating expenses exclusive of management, distribution and service, and certain other fees and expenses such that Other Expenses do not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on December 31,
    2004. Effective January 1, 2005, the fund entered into a similar arrangement without reimbursement. This new arrangement will be in effect until January 1, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                     $(0.04)         $(0.16)         $(0.12)         $(0.19)         $(0.25)         $(0.18)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                2.39+           2.25            2.42            2.39            2.20            2.58+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                      (1.05)+         (1.84)          (1.95)          (2.10)          (1.55)          (1.96)+
-------------------------------------------------------------------------------------------------------------------------------

* For the period from the inception of Class B shares, April 14, 2000, through August 31, 2000.
 ** The net asset value and total return previously reported as $17.86 and 56.49%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                    SIX MONTHS                           YEARS ENDED 8/31                               PERIOD
                                         ENDED       ---------------------------------------------------------           ENDED
CLASS C                                2/28/05            2004            2003            2002            2001         8/31/00*
                                   (UNAUDITED)
Net asset value, beginning
of period                                $7.48           $8.12           $6.16          $10.61          $27.95          $19.59**
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                $(0.03)         $(0.15)         $(0.11)         $(0.17)         $(0.25)         $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        0.90           (0.49)           2.07           (4.28)         (16.64)           8.51
-----------------------------------     ------          ------          ------          ------          ------          ------
Total from investment operations         $0.87          $(0.64)          $1.96          $(4.45)        $(16.89)          $8.36
-----------------------------------     ------          ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                             $--             $--             $--             $--          $(0.17)            $--
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                     --              --              --              --           (0.28)             --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                      --              --              --              --           (0.00)+++          --
-----------------------------------     ------          ------          ------          ------          ------          ------
Total distributions declared
to shareholders                            $--             $--             $--             $--          $(0.45)            $--
-----------------------------------     ------          ------          ------          ------          ------          ------
Redemption fees added to
paid-in capital#                         $0.00+++        $0.00+++          $--             $--             $--             $--
-----------------------------------     ------          ------          ------          ------          ------          ------
Net asset value, end of period           $8.35           $7.48           $8.12           $6.16          $10.61          $27.95
-----------------------------------     ------          ------          ------          ------          ------          ------
Total return (%)&                        11.63++         (7.88)^^       31.82          (41.94)         (61.27)          42.67++**
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                    SIX MONTHS                           YEARS ENDED 8/31                               PERIOD
                                         ENDED       ---------------------------------------------------------           ENDED
CLASS C (CONTINUED)                    2/28/05            2004            2003            2002            2001         8/31/00*
                                   (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                2.15+           2.15            2.18            2.16            2.17            2.14+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                      (0.81)+         (1.74)          (1.71)          (1.87)          (1.52)          (1.52)+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          51             141             162             210             413             294
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $14,424         $15,367         $20,210         $10,476         $17,298         $17,410
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses" which are defined as the fund's operating expenses exclusive of management, distribution and service, and certain other fees and expenses such that Other Expenses do not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on December 31,
    2004. Effective January 1, 2005, the fund entered into a similar arrangement without reimbursement. This new arrangement will be in effect until January 1, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share would have been:

Net investment loss                     $(0.04)         $(0.16)         $(0.12)         $(0.19)         $(0.25)         $(0.19)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                2.39+           2.25            2.42            2.39            2.20            2.58+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                      (1.05)+         (1.84)          (1.95)          (2.10)          (1.55)          (1.96)+
-------------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class C shares, April 14, 2000, through August 31, 2000.
 ** The net asset value and total return previously reported as $17.86 and 56.49%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                    SIX MONTHS                                   YEARS ENDED 8/31
                                         ENDED       -------------------------------------------------------------------------
                                CLASS I2/28/05            2004            2003            2002            2001            2000
                                   (UNAUDITED)
Net asset value, beginning
of period                                $7.85           $8.43           $6.33          $10.79          $28.08          $18.34
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)        $0.02          $(0.06)         $(0.05)         $(0.08)         $(0.09)         $(0.12)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        0.92           (0.52)           2.15           (4.38)         (16.68)          14.44
-----------------------------------     ------          ------          ------          ------         -------          ------
Total from investment operations         $0.94          $(0.58)          $2.10          $(4.46)        $(16.77)         $14.32
-----------------------------------     ------          ------          ------          ------         -------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                             $--             $--             $--             $--          $(0.19)         $(4.58)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                     --              --              --              --           (0.33)             --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                      --              --              --              --           (0.00)+++          --
-----------------------------------     ------          ------          ------          ------         -------          ------
Total distributions declared
to shareholders                            $--             $--             $--             $--          $(0.52)         $(4.58)
-----------------------------------     ------          ------          ------          ------         -------          ------
Redemption fees added to
paid-in capital#                         $0.00+++        $0.00+++          $--             $--             $--             $--
-----------------------------------     ------          ------          ------          ------         -------          ------
Net asset value, end of period           $8.79           $7.85           $8.43           $6.33          $10.79          $28.08
-----------------------------------     ------          ------          ------          ------         -------          ------
Total return (%)&                        11.97++         (6.88)^^       33.18          (41.33)         (60.69)          88.31
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                    SIX MONTHS                                   YEARS ENDED 8/31
                                         ENDED       -------------------------------------------------------------------------
CLASS I (CONTINUED)                    2/28/05            2004            2003            2002            2001            2000
                                   (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                1.14+           1.16            1.17            1.16            1.17            1.09
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              0.46+          (0.70)          (0.71)          (0.87)          (0.53)          (0.57)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          51             141             162             210             413             294
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $3,792         $13,404          $4,179          $3,045          $5,357         $11,216
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses" which are defined as the fund's operating expenses exclusive of management, distribution and service, and certain other fees and expenses such that Other Expenses do not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on December 31,
    2004. Effective January 1, 2005, the fund entered into a similar arrangement without reimbursement. This new arrangement will be in effect until January 1, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share would have been:

Net investment income (loss)             $0.01          $(0.07)         $(0.06)         $(0.10)         $(0.10)         $(0.21)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                1.38+           1.26            1.41            1.39            1.20            1.53
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              0.22+          (0.80)          (0.95)          (1.10)          (0.56)          (1.01)
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED             YEAR ENDED           PERIOD ENDED
CLASS R1                                                  2/28/05                8/31/04                8/31/03*
                                                      (UNAUDITED)
Net asset value, beginning of period                        $7.67                  $8.28                  $6.16**
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                   $(0.01)                $(0.10)                $(0.08)
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           0.91                  (0.51)                  2.20
-----------------------------------------------------     -------                -------                -------
Total from investment operations                            $0.90                 $(0.61)                 $2.12
-----------------------------------------------------     -------                -------                -------
Redemption fees added to paid-in capital#                   $0.00+++               $0.00+++                 $--
-----------------------------------------------------     -------                -------                -------
Net asset value, end of period                              $8.57                  $7.67                  $8.28
-----------------------------------------------------     -------                -------                -------
Total return (%)&                                           11.73++                (7.37)^^              34.42++**
----------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                       SIX MONTHS
                                                            ENDED             YEAR ENDED           PERIOD ENDED
CLASS R1 (CONTINUED)                                      2/28/05                8/31/04                8/31/03*
                                                      (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.65+                  1.66                   1.64+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.26)+                (1.21)                 (1.22)+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             51                    141                    162
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $1,878                 $1,266                   $173
----------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses"
    which are defined as the fund's operating expenses exclusive of management, distribution and service, and certain other fees and expenses such that Other Expenses do not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on December 31, 2004.
    Effective January 1, 2005, the fund entered into a similar arrangement without reimbursement. This new arrangement will be in effect until January 1, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share would have been:

Net investment loss                                        $(0.02)                $(0.11)                $(0.10)
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.89+                  1.76                   1.88+
----------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.50)+                (1.31)                 (1.46)+
----------------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R1 shares, December 31, 2002, through August 31, 2003.
**  The net asset value and total return previously reported as $6.17 and 34.20%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on
    February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                  SIX MONTHS
                                                                       ENDED            PERIOD ENDED
CLASS R2                                                             2/28/05                 8/31/04*
                                                                 (UNAUDITED)
Net asset value, beginning of period                                   $7.66                   $8.79**
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                              $(0.03)                 $(0.09)
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                      0.92                   (1.04)
-----------------------------------------------------------------     ------                 -------
Total from investment operations                                       $0.89                  $(1.13)
-----------------------------------------------------------------     ------                 -------
Redemption fees added to paid-in capital#                              $0.00+++                $0.00+++
-----------------------------------------------------------------     ------                 -------
Net asset value, end of period                                         $8.55                   $7.66
-----------------------------------------------------------------     ------                 -------
Total return (%)&                                                      11.62++                (12.86)**++^^
-----------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                  SIX MONTHS
                                                                       ENDED            PERIOD ENDED
CLASS R2 (CONTINUED)                                                 2/28/05                 8/31/04*
                                                                 (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.90+                   1.91+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                    (0.61)+                 (1.47)+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                        51                     141
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $187                    $132
-----------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses" which are defined as the fund's operating expenses exclusive of management, distribution and service, and certain other fees and expenses such that Other Expenses do not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.65% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on December 31, 2004. Effective January 1, 2005, the fund entered into a similar arrangement without reimbursement. This new arrangement will be in effect until January 1, 2006. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share would have been:

Net investment loss                                                   $(0.04)                 $(0.10)
--------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              2.14+                   2.01+
--------------------------------------------------------------------------------------------
Net investment loss                                                    (0.85)+                 (1.57)+
--------------------------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.
 ** The net asset value and total return previously reported as $8.74 and (12.36)%, respectively, have been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Technology Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund's management on the direction of interest rates.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2005, the fund's custodian fees were reduced by $1,690 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2005, the fund's miscellaneous expenses were reduced by $1,888 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales and capital losses.

The fund paid no distributions for the years ended August 31, 2004 and August 31, 2003.

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                    $(365,528,681)
          ----------------------------------------------------------
          Unrealized appreciation                          3,856,013
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          August 31, 2007                                $(1,836,344)
          ----------------------------------------------------------
          August 31, 2008                                 (7,671,099)
          ----------------------------------------------------------
          August 31, 2009                               (114,220,557)
          ----------------------------------------------------------
          August 31, 2010                               (162,445,817)
          ----------------------------------------------------------
          August 31, 2011                                (74,891,618)
          ----------------------------------------------------------
          August 31, 2012                                 (4,463,246)
          ----------------------------------------------------------
          Total                                        $(365,528,681)
          ----------------------------------------------------------

The availability of a portion of these respective capital loss carryforwards, which were acquired on August 22, 2003, in connection with the MFS Global Telecommunications Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that other expenses did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's other expenses during the fund's fiscal year, and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C, Class I, and Class R1 and not greater than 0.65% of average daily net assets for Class R2. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on December 31, 2004. The fund will not be required to reimburse MFS the $150,885 borne under this agreement. Effective January 1, 2005, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until January 1, 2006.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees" compensation is a net increase of $4,331 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $292 for retired Independent Trustees for the six months ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $102,085 which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                   BEGINNING OF
                                                  PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05           3/01/05

First $2 billion                                     0.01120%          0.01626%
-------------------------------------------------------------------------------
Next $2.5 billion                                    0.00832%          0.01206%
-------------------------------------------------------------------------------
Next $2.5 billion                                    0.00032%          0.00056%
-------------------------------------------------------------------------------
In excess of $7 billion                              0.00000%          0.00000%
-------------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the fund paid MFS $4,289 equivalent to 0.0053% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $4,898 for the six months ended February 28, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, and Class R2, shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                              CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2
Distribution Fee                                0.10%          0.75%          0.75%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Service Fee                                     0.25%          0.25%          0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                         0.35%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended February 28, 2005 amounted to:

                                              CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2
Service Fee Retained by MFD                    $4,386         $1,073           $292             $9            $12
-----------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended February 28, 2005 were as follows:

                                              CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Effective Annual Percentage Rates               0.35%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges.
Contingent deferred sales charges imposed during the six months ended February
28, 2005 were as follows:

                                                   CLASS A    CLASS B   CLASS C

Contingent Deferred Sales Charges Imposed           $2,826   $104,481    $1,666
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period
January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the fund paid MFSC a fee of $72,298 for shareholder services which equated to 0.0899% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $191,116 and other costs paid by the fund directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated
$80,484,499 and $113,596,665, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $136,407,606
          ----------------------------------------------------------
          Gross unrealized appreciation                  $19,099,487
          ----------------------------------------------------------
          Gross unrealized depreciation                   (3,376,356)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $15,723,131
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Six months ended 2/28/05            Year ended 8/31/04
                                           SHARES          AMOUNT           SHARES           AMOUNT
CLASS A SHARES

Shares sold                                1,257,549      $10,821,589        7,992,949      $70,472,191
--------------------------------------------------------------------------------------------------------
Shares reacquired                         (2,705,768)     (23,361,295)     (10,325,346)     (90,616,338)
--------------------------------------------------------------------------------------------------------
Net change                                (1,448,219)    $(12,539,706)      (2,332,397)    $(20,144,147)
--------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  342,738       $2,885,339        1,756,482      $15,095,885
--------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,150,858)      (9,705,324)      (2,510,934)     (21,488,750)
--------------------------------------------------------------------------------------------------------
Net change                                  (808,120)     $(6,819,985)        (754,452)     $(6,392,865)
--------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                  104,252         $869,436          583,813       $5,022,408
--------------------------------------------------------------------------------------------------------
Shares reacquired                           (429,196)      (3,615,618)      (1,018,503)      (8,740,462)
--------------------------------------------------------------------------------------------------------
Net change                                  (324,944)     $(2,746,182)        (434,690)     $(3,718,054)
--------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                  110,164         $968,066        1,423,278      $12,599,165
--------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,386,134)     (12,784,322)        (211,528)      (1,856,276)
--------------------------------------------------------------------------------------------------------
Net change                                (1,275,970)    $(11,816,256)        1,211,750      $10,742,889
--------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                                  131,859       $1,129,993          173,130       $1,566,350
--------------------------------------------------------------------------------------------------------
Shares reacquired                            (77,932)        (665,589)         (28,965)        (259,610)
--------------------------------------------------------------------------------------------------------
Net change                                    53,927         $464,404          144,165       $1,306,740
--------------------------------------------------------------------------------------------------------

                                           Six months ended 2/28/05          Period ended 8/31/04*
                                           SHARES          AMOUNT           SHARES           AMOUNT
CLASS R2 SHARES

Shares sold                                    7,974          $68,144           25,552         $219,603
--------------------------------------------------------------------------------------------------------
Shares reacquired                             (3,420)         (28,881)          (8,269)         (66,578)
--------------------------------------------------------------------------------------------------------
Net change                                     4,554          $39,263           17,283         $153,025
--------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2005 was $499, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended February 28, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                             SCT-SEM-04/05 50M

MFS(R) VALUE FUND                                                       2/28/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       13
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            15
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                21
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       45
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               58
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      58
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     97.5%
              Cash & Other Net Assets                     5.5%

              TOP TEN HOLDINGS

              Bank of America Corp.                       3.8%
              ------------------------------------------------
              Citigroup, Inc.                             3.5%
              ------------------------------------------------
              Altria Group, Inc.                          3.0%
              ------------------------------------------------
              ConocoPhillips                              2.7%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.6%
              ------------------------------------------------
              MetLife, Inc.                               2.2%
              ------------------------------------------------
              SunTrust Banks, Inc.                        2.2%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.2%
              ------------------------------------------------
              Sprint Corp.                                2.1%
              ------------------------------------------------
              Allstate Corp.                              2.1%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         27.7%
              ------------------------------------------------
              Energy                                     12.3%
              ------------------------------------------------
              Consumer Staples                           10.3%
              ------------------------------------------------
              Utilities & Communications                  9.7%
              ------------------------------------------------
              Basic Materials                             8.9%
              ------------------------------------------------
              Industrial Goods & Services                 8.2%
              ------------------------------------------------
              Health Care                                 7.2%
              ------------------------------------------------
              Leisure                                     5.9%
              ------------------------------------------------
              Retailing                                   1.8%
              ------------------------------------------------
              Special Products & Services                 1.8%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------
              Technology                                  1.4%
              ------------------------------------------------
              Autos & Housing                             0.7%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              88.7%
              ------------------------------------------------
              Great Britain                               4.1%
              ------------------------------------------------
              Switzerland                                 2.5%
              ------------------------------------------------
              France                                      1.9%
              ------------------------------------------------
              Sweden                                      0.3%
              ------------------------------------------------
              Canada                                      0.1%
              ------------------------------------------------
              Other                                       2.4%
              ------------------------------------------------

Percentages are based on net assets as of 2/28/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, Class A shares of the MFS Value Fund provided a total return of 13.41%, not including sales charges. In comparison, the fund's benchmark, the Russell 1000 Value Index, returned 13.75%. The fund's investment objective is to seek capital appreciation and reasonable income. The fund invests, under normal market conditions, at least 65% of its net assets in income producing equity securities of companies which MFS believes are undervalued in the market relative to their long term potential.

MARKET ENVIRONMENT

Over the period, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that high oil prices, rising short-term interest rates in the United States, a decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty impacted markets. But, oil prices pulled back from their record levels toward the end of 2004 and, in our view, investors seemed to turn their attention to strong corporate profits and economic growth.

DETRACTORS FROM PERFORMANCE

A slightly underweighted position in the strong-performing energy sector detracted from relative performance. To a lesser extent, stock selection in the energy sector also held back results. An underweighted position in Exxon Mobil, as well as not holding ChevronTexaco and independent oil refiner Valero Energy, proved detrimental to relative returns.

Our positioning in the poor-performing health care sector also detracted from the fund's relative performance. Pharmaceutical firm Pfizer (not an index constituent) was among the top detractors in this group.

Stocks in other sectors that held back relative returns included mortgage financer Fannie Mae, forest products company International Paper, and consumer products manufacturer Kimberly-Clark from the financial services, basic materials, and consumer staples sectors respectively. Not holding computer manufacturer Apple Computer also detracted from results as the stock dramatically outperformed the benchmark.

While it averaged less than 3% over the period, the fund's cash position held back relative performance. As with nearly all portfolios, this fund holds some cash to buy new holdings and to provide liquidity. In a period when equity markets - as measured by the Russell 1000 Value Index - rose, holding any cash hurt relative performance. The index does not have a cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the utilities and communications sector was the strongest contributor to performance relative to the fund's benchmark, the Russell 1000 Value Index. Largely avoiding SBC Communications* (an index constituent that underperformed the benchmark) and holding electric power generator TXU helped results in this group.

Overweighted positions in the basic materials and consumer staples sectors also aided results. In basic materials, agricultural products supplier Monsanto was one of the top overall contributors. In the consumer staples group, an overweighted position in agricultural commodities processor Archer Daniels Midland boosted relative performance.

Although the health care and energy sectors were among the fund's top detracting sectors for the period, several stocks from these sectors aided relative returns. In energy, integrated oil and gas company ConocoPhillips, oil and gas production company Unocal, and deepwater oil driller Noble Corp. were among our top contributors. In health care, we held an underweight position in Merck at the beginning of the period when the stock declined in value, and we increased our exposure after the company voluntarily withdrew its Vioxx product from the market. This positioning helped relative results.

Similarly, an underweighted position in J.P. Morgan Chase & Co. aided relative performance as the financial services stock generated negative returns over the period.

During the reporting period, shifts in currency valuations were a significant contributor to performance relative to the benchmark. The base currency of the fund is the U.S. dollar and the performance of the fund and its benchmark is presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the fund and the benchmark to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance.

    Respectfully,

/s/ Steven R. Gorham

    Steven R. Gorham
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES, CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

------------------------
Average annual
without sales charge
------------------------

                      Class
  Share class    inception date    6-mo     1-yr     3-yr     5-yr     Life*
------------------------------------------------------------------------------
       A             1/02/96       13.41%   13.44%    7.92%   10.95%    13.44%
------------------------------------------------------------------------------
       B            11/04/97       13.05%   12.72%    7.23%   10.24%    12.86%
------------------------------------------------------------------------------
       C            11/05/97       13.07%   12.68%    7.23%   10.23%    12.86%
------------------------------------------------------------------------------
       I             1/02/97       13.61%   13.84%    8.29%   11.33%    13.70%
------------------------------------------------------------------------------
      R1**          12/31/02       13.33%   13.26%    7.81%   10.88%    13.40%
------------------------------------------------------------------------------
      R2**          10/31/03       13.21%   13.02%    7.74%   10.84%    13.38%
------------------------------------------------------------------------------
     529A            7/31/02       13.26%   13.08%    7.64%   10.77%    13.34%
------------------------------------------------------------------------------
     529B            7/31/02       12.91%   12.41%    7.09%   10.44%    13.15%
------------------------------------------------------------------------------
     529C            7/31/02       12.88%   12.38%    7.09%   10.44%    13.15%
------------------------------------------------------------------------------

------------------------
Average annual
------------------------

Comparative benchmarks             6-mo     1-yr     3-yr     5-yr     Life*
------------------------------------------------------------------------------
Average equity
income fund+                       11.61%   10.53%    6.74%    6.58%     8.97%
------------------------------------------------------------------------------
Russell 1000 Value Index#          13.75%   13.74%    9.32%    7.94%    11.34%
------------------------------------------------------------------------------

------------------------
Average annual
with sales charge
------------------------

  Share class
------------------------------------------------------------------------------
       A                            6.89%    6.92%    5.81%    9.64%    12.71%
------------------------------------------------------------------------------
       B                            9.05%    8.72%    6.36%    9.96%    12.86%
------------------------------------------------------------------------------
       C                           12.07%   11.68%    7.23%   10.23%    12.86%
------------------------------------------------------------------------------
     529A                           6.75%    6.58%    5.53%    9.47%    12.61%
------------------------------------------------------------------------------
     529B                           8.91%    8.41%    6.21%   10.17%    13.15%
------------------------------------------------------------------------------
     529C                          11.88%   11.38%    7.09%   10.44%    13.15%
------------------------------------------------------------------------------
I, R1 and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
       A                           13.41%   13.44%   25.69%   68.12%   217.23%
------------------------------------------------------------------------------
       B                           13.05%   12.72%   23.30%   62.78%   202.74%
------------------------------------------------------------------------------
       C                           13.07%   12.68%   23.29%   62.75%   202.74%
------------------------------------------------------------------------------
       I                           13.61%   13.84%   27.00%   70.99%   223.98%
------------------------------------------------------------------------------
      R1**                         13.33%   13.26%   25.29%   67.59%   216.24%
------------------------------------------------------------------------------
      R2**                         13.21%   13.02%   25.07%   67.30%   215.68%
------------------------------------------------------------------------------
     529A                          13.26%   13.08%   24.70%   66.80%   214.75%
------------------------------------------------------------------------------
     529B                          12.91%   12.41%   22.81%   64.27%   209.97%
------------------------------------------------------------------------------
     529C                          12.88%   12.38%   22.81%   64.27%   209.97%
------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, January 2, 1996, through February 28, 2005. Index information is from January 2, 1996.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares". In addition, on April 1, 2005, the fund launched the following new R Classes:
   R1, R2, R4, and R5. All references herein to Class R1 and Class R2 shares are as of February 28, 2005 and do not reflect the renaming of Class R1 and Class R2 shares.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Value Index - is constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS" revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The fund is susceptible to market risk, which is the risk that the price of a security held by the fund may decline due to changing economic, political or market conditions, or disappointing earnings results.

The fund may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the fund's value may not rise as much as the value of funds that emphasize smaller cap companies.

Income producing equity securities may react like fixed income securities to changes in interest rates. Thus, when interest rates rise, the prices of income producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in buying and selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    9/01/04-
                            Ratio       9/01/04         2/28/05        2/28/05
--------------------------------------------------------------------------------
        Actual              1.15%       $1,000          $1,134           $6.08
  A     ------------------------------------------------------------------------
        Hypothetical*       1.15%       $1,000          $1,019           $5.76
--------------------------------------------------------------------------------
        Actual              1.80%       $1,000          $1,131           $9.51
  B    -------------------------------------------------------------------------
        Hypothetical*       1.80%       $1,000          $1,016           $9.00
--------------------------------------------------------------------------------
        Actual              1.80%       $1,000          $1,131           $9.51
  C     ------------------------------------------------------------------------
        Hypothetical*       1.80%       $1,000          $1,016           $9.00
--------------------------------------------------------------------------------
        Actual              0.80%       $1,000          $1,136           $4.24
  I     ------------------------------------------------------------------------
        Hypothetical        0.80%       $1,000          $1,021           $4.01
--------------------------------------------------------------------------------
        Actual              1.30%       $1,000          $1,133           $6.88
  R1    ------------------------------------------------------------------------
        Hypothetical        1.30%       $1,000          $1,018           $6.50
--------------------------------------------------------------------------------
        Actual              1.55%       $1,000          $1,132           $8.19
  R2    ------------------------------------------------------------------------
        Hypothetical        1.55%       $1,000          $1,017           $7.75
--------------------------------------------------------------------------------
        Actual              1.40%       $1,000          $1,133           $7.40
  529A  ------------------------------------------------------------------------
        Hypothetical        1.40%       $1,000          $1,018           $7.00
--------------------------------------------------------------------------------
        Actual              2.05%       $1,000          $1,129          $10.82
  529B  ------------------------------------------------------------------------
        Hypothetical        2.05%       $1,000          $1,015          $10.24
--------------------------------------------------------------------------------
        Actual              2.05%       $1,000          $1,129          $10.82
  529C  ------------------------------------------------------------------------
        Hypothetical        2.05%       $1,000          $1,015          $10.24
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.5%
-----------------------------------------------------------------------------------------------
ISSUER                                                               SHARES             $ VALUE
-----------------------------------------------------------------------------------------------
Aerospace - 4.0%
-----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                             2,016,890        $119,440,226
-----------------------------------------------------------------------------------------------
Northrop Grumman Corp.^                                           1,835,260          97,085,254
-----------------------------------------------------------------------------------------------
United Technologies Corp.                                           689,810          68,898,223
-----------------------------------------------------------------------------------------------
                                                                                   $285,423,703
-----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
-----------------------------------------------------------------------------------------------
Diageo PLC                                                        2,231,613         $31,764,550
-----------------------------------------------------------------------------------------------

Banks & Credit Companies - 16.3%
-----------------------------------------------------------------------------------------------
American Express Co.                                              1,410,500         $76,378,575
-----------------------------------------------------------------------------------------------
Bank of America Corp.                                             5,699,484         265,880,928
-----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                   5,205,170         248,390,712
-----------------------------------------------------------------------------------------------
Fannie Mae                                                        2,285,490         133,609,745
-----------------------------------------------------------------------------------------------
Freddie Mac                                                         586,360          36,354,320
-----------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                           1,879,756          68,705,082
-----------------------------------------------------------------------------------------------
MBNA Corp.                                                        1,243,440          31,546,073
-----------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                1,487,090          78,280,418
-----------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                              2,141,980         155,165,031
-----------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                 1,004,470          59,645,429
-----------------------------------------------------------------------------------------------
                                                                                 $1,153,956,313
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.1%
-----------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                      1,870,500         $59,594,130
-----------------------------------------------------------------------------------------------
Time Warner, Inc.^*                                               1,439,620          24,804,653
-----------------------------------------------------------------------------------------------
Viacom, Inc., "B"^                                                2,995,563         104,545,149
-----------------------------------------------------------------------------------------------
Walt Disney Co.                                                   1,230,440          34,378,493
-----------------------------------------------------------------------------------------------
                                                                                   $223,322,425
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.2%
-----------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                           375,450         $26,352,836
-----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                         1,687,890         183,642,432
-----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                      404,620          36,893,252
-----------------------------------------------------------------------------------------------
Mellon Financial Corp.^                                           2,408,440          69,074,059
-----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                           893,880          52,363,490
-----------------------------------------------------------------------------------------------
                                                                                   $368,326,069
-----------------------------------------------------------------------------------------------

Business Services - 1.8%
-----------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                             3,556,520         $90,869,086
-----------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                       898,590          34,092,505
-----------------------------------------------------------------------------------------------
                                                                                   $124,961,591
-----------------------------------------------------------------------------------------------
Chemicals - 5.7%
-----------------------------------------------------------------------------------------------
Dow Chemical Co.^                                                 1,438,850         $79,352,578
-----------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                     1,860,380          99,158,254
-----------------------------------------------------------------------------------------------
Monsanto Co.                                                        476,800          28,026,304
-----------------------------------------------------------------------------------------------
Nalco Holding Co.^*                                                 636,970          12,452,764
-----------------------------------------------------------------------------------------------
PPG Industries, Inc.                                              1,685,910         121,301,225
-----------------------------------------------------------------------------------------------
Syngenta AG                                                         560,690          62,830,120
-----------------------------------------------------------------------------------------------
                                                                                   $403,121,245
-----------------------------------------------------------------------------------------------
Computer Software - 0.4%
-----------------------------------------------------------------------------------------------
Symantec Corp.*                                                   1,260,200         $27,737,002
-----------------------------------------------------------------------------------------------

Computer Software - Systems - 0.6%
-----------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                               1,352,160         $28,124,928
-----------------------------------------------------------------------------------------------
International Business Machines Corp.                               138,800          12,850,104
-----------------------------------------------------------------------------------------------
                                                                                    $40,975,032
-----------------------------------------------------------------------------------------------
Construction - 0.7%
-----------------------------------------------------------------------------------------------
Masco Corp.                                                       1,564,660         $52,760,335
-----------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.4%
-----------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                              1,479,300         $97,604,214
-----------------------------------------------------------------------------------------------

Containers - 0.3%
-----------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.^*                                   1,468,200         $24,416,166
-----------------------------------------------------------------------------------------------

Electrical Equipment - 1.9%
-----------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                         645,280         $44,763,074
-----------------------------------------------------------------------------------------------
Emerson Electric Co.                                              1,099,800          72,938,736
-----------------------------------------------------------------------------------------------
Tyco International Ltd.                                             491,300          16,448,724
-----------------------------------------------------------------------------------------------
                                                                                   $134,150,534
-----------------------------------------------------------------------------------------------
Electronics - 0.4%
-----------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                785,200         $28,832,544
-----------------------------------------------------------------------------------------------

Energy - Independent - 2.9%
-----------------------------------------------------------------------------------------------
Devon Energy Corp.                                                  797,290         $37,305,199
-----------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                488,730          44,533,078
-----------------------------------------------------------------------------------------------
Unocal Corp.^                                                     2,243,206         121,357,445
-----------------------------------------------------------------------------------------------
                                                                                   $203,195,722
-----------------------------------------------------------------------------------------------
Energy - Integrated - 8.0%
-----------------------------------------------------------------------------------------------
BP PLC, ADR^                                                      1,432,620         $93,005,690
-----------------------------------------------------------------------------------------------
ConocoPhillips                                                    1,706,050         189,183,884
-----------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                 2,428,810         153,767,961
-----------------------------------------------------------------------------------------------
Total S.A., ADR^                                                  1,119,920         133,494,464
-----------------------------------------------------------------------------------------------
                                                                                   $569,451,999
-----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 5.5%
-----------------------------------------------------------------------------------------------
Archer Daniels Midland Co.^                                       3,886,515         $93,665,011
-----------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                    1,431,200          53,870,368
-----------------------------------------------------------------------------------------------
Kellogg Co.                                                       2,323,570         102,237,080
-----------------------------------------------------------------------------------------------
Nestle S.A.                                                         131,459          36,516,389
-----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                       780,486          42,036,976
-----------------------------------------------------------------------------------------------
Sara Lee Corp.^                                                   2,618,030          58,643,872
-----------------------------------------------------------------------------------------------
                                                                                   $386,969,696
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 1.5%
-----------------------------------------------------------------------------------------------
Bowater, Inc.^                                                      574,000         $22,288,420
-----------------------------------------------------------------------------------------------
International Paper Co.                                           2,298,460          85,847,481
-----------------------------------------------------------------------------------------------
                                                                                   $108,135,901
-----------------------------------------------------------------------------------------------
Insurance - 6.2%
-----------------------------------------------------------------------------------------------
AFLAC, Inc.                                                         993,720         $38,089,288
-----------------------------------------------------------------------------------------------
Allstate Corp.^                                                   2,724,610         146,257,065
-----------------------------------------------------------------------------------------------
Chubb Corp.^                                                        429,930          34,011,762
-----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                            876,175          63,040,791
-----------------------------------------------------------------------------------------------
MetLife, Inc.                                                     3,788,280         155,471,011
-----------------------------------------------------------------------------------------------
                                                                                   $436,869,917
-----------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
-----------------------------------------------------------------------------------------------
Hasbro, Inc.^                                                     1,342,680         $28,357,402
-----------------------------------------------------------------------------------------------

Machinery & Tools - 2.3%
-----------------------------------------------------------------------------------------------
Deere & Co.                                                       1,111,696         $79,052,702
-----------------------------------------------------------------------------------------------
Finning International, Inc.                                         256,450           6,872,074
-----------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                           592,700          53,194,825
-----------------------------------------------------------------------------------------------
Sandvik AB                                                          513,700          22,399,491
-----------------------------------------------------------------------------------------------
                                                                                   $161,519,092
-----------------------------------------------------------------------------------------------
Medical Equipment - 0.5%
-----------------------------------------------------------------------------------------------
Baxter International, Inc.                                          986,370         $35,173,954
-----------------------------------------------------------------------------------------------

Oil Services - 1.4%
-----------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                501,280         $18,798,000
-----------------------------------------------------------------------------------------------
Noble Corp.                                                       1,351,440          77,126,681
-----------------------------------------------------------------------------------------------
                                                                                    $95,924,681
-----------------------------------------------------------------------------------------------
Pharmaceuticals - 6.7%
-----------------------------------------------------------------------------------------------
Abbott Laboratories                                               1,718,460         $79,031,975
-----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                     291,500          16,324,000
-----------------------------------------------------------------------------------------------
Johnson & Johnson                                                 1,799,470         118,045,232
-----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                 3,300,040         104,611,268
-----------------------------------------------------------------------------------------------
Novartis AG^                                                        663,600          33,294,315
-----------------------------------------------------------------------------------------------
Pfizer, Inc.                                                        888,350          23,354,722
-----------------------------------------------------------------------------------------------
Roche Holdings AG^                                                  404,900          42,722,007
-----------------------------------------------------------------------------------------------
Wyeth                                                             1,437,000          58,658,340
-----------------------------------------------------------------------------------------------
                                                                                   $476,041,859
-----------------------------------------------------------------------------------------------
Printing & Publishing - 1.8%
-----------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                 7,317,840         $74,481,367
-----------------------------------------------------------------------------------------------
Tribune Co.^                                                      1,292,534          52,644,910
-----------------------------------------------------------------------------------------------
                                                                                   $127,126,277
-----------------------------------------------------------------------------------------------
Railroad & Shipping - 1.5%
-----------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                1,532,110         $77,019,169
-----------------------------------------------------------------------------------------------
Union Pacific Corp.                                                 433,900          27,530,955
-----------------------------------------------------------------------------------------------
                                                                                   $104,550,124
-----------------------------------------------------------------------------------------------
Restaurants - 0.6%
-----------------------------------------------------------------------------------------------
McDonald's Corp.                                                  1,386,260         $45,857,481
-----------------------------------------------------------------------------------------------

Specialty Chemicals - 1.4%
-----------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.^                                   1,352,998         $84,724,735
-----------------------------------------------------------------------------------------------
Praxair, Inc.                                                       301,180          13,501,899
-----------------------------------------------------------------------------------------------
                                                                                    $98,226,634
-----------------------------------------------------------------------------------------------
Specialty Stores - 1.8%
-----------------------------------------------------------------------------------------------
Gap, Inc.^                                                        3,387,540         $72,256,228
-----------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                    2,324,400          56,761,848
-----------------------------------------------------------------------------------------------
                                                                                   $129,018,076
-----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
-----------------------------------------------------------------------------------------------
Vodafone Group PLC                                               34,058,670         $89,199,610
-----------------------------------------------------------------------------------------------

Telephone Services - 3.7%
-----------------------------------------------------------------------------------------------
Sprint Corp.^                                                     6,365,980        $150,746,406
-----------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                      3,129,060         112,552,288
-----------------------------------------------------------------------------------------------
                                                                                   $263,298,694
-----------------------------------------------------------------------------------------------
Tobacco - 3.0%
-----------------------------------------------------------------------------------------------
Altria Group, Inc.                                                3,190,050        $209,426,782
-----------------------------------------------------------------------------------------------

Trucking - 0.1%
-----------------------------------------------------------------------------------------------
CNF, Inc.                                                           175,580          $8,053,854
-----------------------------------------------------------------------------------------------

Utilities - Electric Power - 4.7%
-----------------------------------------------------------------------------------------------
Cinergy Corp.                                                       757,830         $30,654,223
-----------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                          1,777,500         128,033,325
-----------------------------------------------------------------------------------------------
Entergy Corp.^                                                      397,890          27,502,157
-----------------------------------------------------------------------------------------------
Exelon Corp.                                                        468,460          21,249,346
-----------------------------------------------------------------------------------------------
FPL Group, Inc.^                                                    140,880          11,178,828
-----------------------------------------------------------------------------------------------
PPL Corp.                                                           622,770          33,965,876
-----------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.^                              495,400          27,024,070
-----------------------------------------------------------------------------------------------
TXU Corp.^                                                          683,670          52,129,838
-----------------------------------------------------------------------------------------------
                                                                                   $331,737,663
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,490,800,844)                                   $6,905,487,141
-----------------------------------------------------------------------------------------------

Short-Term Obligations - 0.4%#
-----------------------------------------------------------------------------------------------
ISSUER                                                           PAR AMOUNT             $ VALUE
-----------------------------------------------------------------------------------------------
Citicorp, 2.535%, due 3/14/05                                   $16,100,000         $16,085,262
-----------------------------------------------------------------------------------------------
SBC Communications, Inc., 2.52%, due 3/21/05                     12,500,000          12,482,500
-----------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                     $28,567,762
-----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 3.7%
-----------------------------------------------------------------------------------------------
ISSUER                                                               SHARES             $ VALUE
-----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost
and Net Asset Value                                             261,187,913        $261,187,913
-----------------------------------------------------------------------------------------------

Repurchase Agreement - 1.9%
-----------------------------------------------------------------------------------------------
ISSUER                                                           PAR AMOUNT             $ VALUE
-----------------------------------------------------------------------------------------------
Goldman Sachs, 2.61%, dated 2/28/05, due 3/01/05, total
to be received $130,707,476 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                       $130,698,000        $130,698,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,911,254,519)                              $7,325,940,816
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.5)%                                            (244,823,180)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                              $7,081,117,636
-----------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
# The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS

Investments, at value, including $254,045,295 of
securities on loan (identified cost, $5,911,254,519)         $7,325,940,816
---------------------------------------------------------------------------------------------------
Cash                                                                    484
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                   7,817,200
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  17,242,970
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                13,003,899
---------------------------------------------------------------------------------------------------
Total assets                                                                         $7,364,005,369
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $7,156,457
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               11,728,455
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      261,187,913
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    350,991
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       923,994
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                      299,469
---------------------------------------------------------------------------------------------------
  Administrative fee                                                  3,192
---------------------------------------------------------------------------------------------------
  Program manager fee                                                    84
---------------------------------------------------------------------------------------------------
  Administrative service fee                                             74
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                            1,237,104
---------------------------------------------------------------------------------------------------
Total liabilities                                                                      $282,887,733
---------------------------------------------------------------------------------------------------
Net assets                                                                           $7,081,117,636
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $5,607,849,434
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies               1,414,686,297
---------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on
investments and foreign currency transactions                    49,125,934
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                   9,455,971
---------------------------------------------------------------------------------------------------
Net assets                                                                           $7,081,117,636
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               301,300,241
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                 $4,065,457,547
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            172,719,864
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $23.54
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$23.54)                                                $24.98
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                 $1,304,973,011
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             55,773,629
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $23.40
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $854,559,007
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             36,555,255
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $23.38
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $775,496,983
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             32,818,403
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $23.63
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                    $73,041,149
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              3,108,978
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $23.49
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                     $3,594,348
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                153,234
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $23.46
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                     $2,624,945
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                111,964
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $23.44
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$23.44)                                                $24.87
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $563,015
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 24,197
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $23.27
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $807,631
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 34,717
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $23.26
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 2/28/05

NET INVESTMENT INCOME

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                      $72,986,715
---------------------------------------------------------------------------------------------------
  Interest                                                         1,670,211
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (575,908)
---------------------------------------------------------------------------------------------------
Total investment income                                                                $74,081,018
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                 $19,708,945
---------------------------------------------------------------------------------------------------
  Trustees" compensation                                              58,148
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                      5,103,724
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           6,600,322
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           5,958,716
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           4,012,454
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                            148,518
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                              3,650
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            3,564
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                            2,530
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            3,509
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     2,545
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       633
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       878
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                1,825
---------------------------------------------------------------------------------------------------
  Administrative fee                                                 109,009
---------------------------------------------------------------------------------------------------
  Custodian fee                                                      670,652
---------------------------------------------------------------------------------------------------
  Printing                                                           417,056
---------------------------------------------------------------------------------------------------
  Postage                                                            196,551
---------------------------------------------------------------------------------------------------
  Auditing fees                                                       38,610
---------------------------------------------------------------------------------------------------
  Legal fees                                                          99,080
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                      141,460
---------------------------------------------------------------------------------------------------
Total expenses                                                                         $43,282,379
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (125,676)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (20,245)
---------------------------------------------------------------------------------------------------
Net expenses                                                                           $43,136,458
---------------------------------------------------------------------------------------------------
Net investment income                                                                  $30,944,560
---------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                       $124,401,124
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                     (112,486)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                         $124,288,638
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                   $669,926,626
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                             5,292
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and
foreign currency translation                                                          $669,931,918
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                      $794,220,556
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $825,165,116
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                                 2/28/05                    8/31/04
                                                             (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                        $30,944,560                $55,965,886
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                        124,288,638                292,885,791
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                         669,931,918                532,786,973
------------------------------------------------------     -------------            ---------------
Change in net assets from operations                        $825,165,116               $881,638,650
------------------------------------------------------     -------------            ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                   $(22,048,603)              $(38,194,792)
---------------------------------------------------------------------------------------------------
  Class B                                                     (4,346,958)                (5,722,598)
---------------------------------------------------------------------------------------------------
  Class C                                                     (2,785,956)                (3,678,255)
---------------------------------------------------------------------------------------------------
  Class I                                                     (4,691,196)                (6,552,178)
---------------------------------------------------------------------------------------------------
  Class R1                                                      (299,588)                  (311,260)
---------------------------------------------------------------------------------------------------
  Class R2                                                        (4,054)                       (32)
---------------------------------------------------------------------------------------------------
  Class 529A                                                      (9,221)                   (10,857)
---------------------------------------------------------------------------------------------------
  Class 529B                                                      (1,469)                      (843)
---------------------------------------------------------------------------------------------------
  Class 529C                                                      (1,829)                    (1,583)
------------------------------------------------------     -------------            ---------------
Total distributions declared to shareholders                $(34,188,874)              $(54,472,398)
------------------------------------------------------     -------------            ---------------
Change in net assets from fund share transactions           $157,030,107               $236,254,134
------------------------------------------------------     -------------            ---------------
Redemption fees                                                  $11,574                     $4,175
------------------------------------------------------     -------------            ---------------
Total change in net assets                                  $948,017,923             $1,063,424,561
------------------------------------------------------     -------------            ---------------

NET ASSETS

At beginning of period                                    $6,133,099,713             $5,069,675,152
---------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $9,455,971 and $12,700,285,
respectively)                                             $7,081,117,636             $6,133,099,713
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                              SIX MONTHS                                      YEARS ENDED 8/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS A                          2/28/05              2004              2003             2002             2001            2000
                             (UNAUDITED)
Net asset value, beginning
of period                         $20.88            $18.03            $17.21           $19.28           $19.38          $17.17
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)         $0.12             $0.23             $0.24            $0.20            $0.20           $0.24
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                  2.67              2.84              0.81            (2.05)            0.44            2.43
-----------------------------     ------           -------           -------          -------          -------         -------
Total from investment
operations                         $2.79             $3.07             $1.05           $(1.85)           $0.64           $2.67
-----------------------------     ------           -------           -------          -------          -------         -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment
  income                          $(0.13)           $(0.22)           $(0.23)          $(0.15)          $(0.19)         $(0.22)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments and
  foreign currency
  transactions                        --                --                --            (0.03)           (0.55)          (0.24)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  realized gain on
  investments and foreign
  currency transactions               --                --                --            (0.04)              --              --
-----------------------------     ------           -------           -------          -------          -------         -------
Total distributions
declared to shareholders          $(0.13)           $(0.22)           $(0.23)          $(0.22)          $(0.74)         $(0.46)
-----------------------------     ------           -------           -------          -------          -------         -------
Redemption fees added to
paid-in capital#                   $0.00+++          $0.00+++            $--              $--              $--             $--
-----------------------------     ------           -------           -------          -------          -------         -------
Net asset value, end of
period                            $23.54            $20.88            $18.03           $17.21           $19.28          $19.38
-----------------------------     ------           -------           -------          -------          -------         -------
Total return (%)(+)&               13.41++           17.13^^           6.22            (9.64)            3.19           15.95
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 8/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS A (CONTINUED)              2/28/05              2004              2003             2002             2001            2000
                             (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                          1.15+             1.18              1.20             1.25             1.21            1.30
------------------------------------------------------------------------------------------------------------------------------
Net investment income               1.11+             1.14              1.41             1.05             1.00            1.38
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    14                42                55               48               63              83
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)          $4,065,458        $3,527,854        $3,039,085       $1,820,568         $981,373        $165,616
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income              $0.12*            $0.23*              $--              $--              $--           $0.25
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                          1.15+*            1.18*               --               --               --            1.26
------------------------------------------------------------------------------------------------------------------------------
Net investment income               1.11+*            1.14*               --               --               --            1.42
------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates Footnote. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 8/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS B                          2/28/05              2004              2003             2002             2001            2000
                             (UNAUDITED)
Net asset value, beginning
of period                         $20.77            $17.94            $17.13           $19.19           $19.30          $17.11
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)         $0.05             $0.10             $0.12            $0.07            $0.07           $0.13
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                  2.66              2.83              0.81            (2.02)            0.45            2.42
-----------------------------     ------           -------           -------          -------          -------         -------
Total from investment
operations                         $2.71             $2.93             $0.93           $(1.95)           $0.52           $2.55
-----------------------------     ------           -------           -------          -------          -------         -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment
  income                          $(0.08)           $(0.10)           $(0.12)          $(0.04)          $(0.08)         $(0.12)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments and
  foreign currency
  transactions                        --                --                --            (0.03)           (0.55)          (0.24)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  realized gain on
  investments and foreign
  currency transactions               --                --                --            (0.04)              --              --
-----------------------------     ------           -------           -------          -------          -------         -------
Total distributions
declared to shareholders          $(0.08)           $(0.10)           $(0.12)          $(0.11)          $(0.63)         $(0.36)
-----------------------------     ------           -------           -------          -------          -------         -------
Redemption fees added to
paid-in capital#                   $0.00+++          $0.00+++            $--              $--              $--             $--
-----------------------------     ------           -------           -------          -------          -------         -------
Net asset value, end of
period                            $23.40            $20.77            $17.94           $17.13           $19.19          $19.30
-----------------------------     ------           -------           -------          -------          -------         -------
Total return (%)&                  13.05++           16.35^^           5.50           (10.20)            2.55           15.19
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 8/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS B (CONTINUED)              2/28/05              2004              2003             2002             2001            2000
                             (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                          1.80+             1.82              1.85             1.90             1.86            1.95
------------------------------------------------------------------------------------------------------------------------------
Net investment income               0.46+             0.49              0.76             0.40             0.35            0.73
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    14                42                55               48               63              83
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)          $1,304,973        $1,199,074        $1,069,389         $923,330         $698,338        $125,713
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income              $0.05*            $0.10*              $--              $--              $--           $0.14
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                          1.80+*            1.82*               --               --               --            1.91
------------------------------------------------------------------------------------------------------------------------------
Net investment income               0.46+*            0.49*               --               --               --            0.77
------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates Footnote. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 8/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS C                          2/28/05              2004              2003             2002             2001            2000
                             (UNAUDITED)
Net asset value, beginning
of period                         $20.75            $17.93            $17.12           $19.18           $19.30          $17.10
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)         $0.05             $0.10             $0.12            $0.07            $0.07           $0.13
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                  2.66              2.82              0.81            (2.02)            0.44            2.43
-----------------------------     ------           -------           -------          -------          -------         -------
Total from investment
operations                         $2.71             $2.92             $0.93           $(1.95)           $0.51           $2.56
-----------------------------     ------           -------           -------          -------          -------         -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment
  income                          $(0.08)           $(0.10)           $(0.12)          $(0.04)          $(0.08)         $(0.12)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments and
  foreign currency
  transactions                        --                --                --            (0.03)           (0.55)          (0.24)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  realized gain on
  investments and foreign
  currency transactions               --                --                --            (0.04)              --              --
-----------------------------     ------           -------           -------          -------          -------         -------
Total distributions
declared to shareholders          $(0.08)           $(0.10)           $(0.12)          $(0.11)          $(0.63)         $(0.36)
-----------------------------     ------           -------           -------          -------          -------         -------
Redemption fees added to
paid-in capital#                   $0.00+++          $0.00+++            $--              $--              $--             $--
-----------------------------     ------           -------           -------          -------          -------         -------
Net asset value, end of
period                            $23.38            $20.75            $17.93           $17.12           $19.18          $19.30
-----------------------------     ------           -------           -------          -------          -------         -------
Total return (%)&                  13.07++           16.32^^           5.52           (10.21)            2.52           15.27
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 8/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS C (CONTINUED)              2/28/05              2004              2003             2002             2001            2000
                             (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                          1.80+             1.82              1.85             1.90             1.86            1.95
------------------------------------------------------------------------------------------------------------------------------
Net investment income               0.46+             0.49              0.76             0.40             0.35            0.73
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    14                42                55               48               63              83
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)            $854,559          $761,669          $648,318         $473,537         $366,154         $49,887
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income              $0.05*            $0.10*              $--              $--              $--           $0.14
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                          1.80+*            1.82*               --               --               --            1.91
------------------------------------------------------------------------------------------------------------------------------
Net investment income               0.46+*            0.49*               --               --               --            0.77
------------------------------------------------------------------------------------------------------------------------------
* The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
# Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
+ Annualized.
++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates Footnote. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
& From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 8/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS I                          2/28/05              2004              2003             2002             2001            2000
                             (UNAUDITED)
Net asset value, beginning
of period                         $20.95            $18.10            $17.27           $19.35           $19.47          $17.24
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)         $0.16             $0.30             $0.30            $0.27            $0.28           $0.30
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                  2.68              2.84              0.82            (2.06)            0.44            2.44
-----------------------------     ------           -------           -------          -------          -------         -------
Total from investment
operations                         $2.84             $3.14             $1.12           $(1.79)           $0.72           $2.74
-----------------------------     ------           -------           -------          -------          -------         -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment
  income                          $(0.16)           $(0.29)           $(0.29)          $(0.22)          $(0.29)         $(0.27)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments and
  foreign currency
  transactions                        --                --                --            (0.03)           (0.55)          (0.24)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  realized gain on
  investments and foreign
  currency transactions               --                --                --            (0.04)              --              --
-----------------------------     ------           -------           -------          -------          -------         -------
Total distributions
declared to shareholders          $(0.16)           $(0.29)           $(0.29)          $(0.29)          $(0.84)         $(0.51)
-----------------------------     ------           -------           -------          -------          -------         -------
Redemption fees added to
paid-in capital#                   $0.00+++          $0.00+++            $--              $--              $--             $--
-----------------------------     ------           -------           -------          -------          -------         -------
Net asset value, end of
period                            $23.63            $20.95            $18.10           $17.27           $19.35          $19.47
-----------------------------     ------           -------           -------          -------          -------         -------
Total return (%)&                  13.61++           17.47^^           6.61            (9.35)            3.58           16.36
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 8/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS I (CONTINUED)              2/28/05              2004              2003             2002             2001            2000
                             (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                          0.80+             0.83              0.85             0.90             0.86            0.95
------------------------------------------------------------------------------------------------------------------------------
Net investment income               1.46+             1.50              1.76             1.40             1.35            1.65
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    14                42                55               48               63              83
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)            $775,497          $593,364          $296,961          $76,932          $45,849         $34,189
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income              $0.16*            $0.30*              $--              $--              $--           $0.31
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                          0.80+*            0.83*               --               --               --            0.91
------------------------------------------------------------------------------------------------------------------------------
Net investment income               1.46+*            1.50*               --               --               --            1.69
------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates Footnote. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED            PERIOD ENDED
CLASS R1                                                  2/28/05               8/31/04                 8/31/03**
                                                      (UNAUDITED)
Net asset value, beginning of period                       $20.84                $18.01                  $16.53***
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                  $0.11                 $0.21                   $0.15
----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           2.66                  2.82                    1.45
-----------------------------------------------------     -------               -------                 -------
Total from investment operations                            $2.77                 $3.03                   $1.60
-----------------------------------------------------     -------               -------                 -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.12)               $(0.20)                 $(0.12)
-----------------------------------------------------     -------               -------                 -------
Redemption fees added to paid-in capital#                   $0.00+++              $0.00+++                  $--
-----------------------------------------------------     -------               -------                 -------
Net asset value, end of period                             $23.49                $20.84                  $18.01
-----------------------------------------------------     -------               -------                 -------
Total return (%)&                                           13.33++               16.92^^                 9.76++***
----------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED            PERIOD ENDED
CLASS R1 (CONTINUED)                                      2/28/05               8/31/04                 8/31/03**
                                                      (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.30+                 1.33                    1.42+
----------------------------------------------------------------------------------------------------------------
Net investment income                                        0.96+                 1.02                    1.26+
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             14                    42                      55
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $73,041               $47,970                 $14,583
----------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                       $0.11*                $0.21*                    $--
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.30+*                1.33*                     --
----------------------------------------------------------------------------------------------------------------
Net investment income                                        0.96+*                1.02*                     --
----------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class R1 shares, December 31, 2002, through August 31, 2003.
*** The net asset value and total return previously reported as $16.52 and 9.82%, respectively, has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates Footnote. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                SIX MONTHS
                                                                     ENDED            PERIOD ENDED
CLASS R2                                                           2/28/05                 8/31/04**
                                                               (UNAUDITED)

Net asset value, beginning of period                                $20.84                  $18.73***
---------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income(S)                                            $0.07                   $0.11
---------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 foreign currency                                                     2.67                    2.12
--------------------------------------------------------------     -------                 -------
Total from investment operations                                     $2.74                   $2.23
--------------------------------------------------------------     -------                 -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                        $(0.12)                 $(0.12)
--------------------------------------------------------------     -------                 -------
Redemption fees added to paid-in capital#                            $0.00+++                $0.00+++
--------------------------------------------------------------     -------                 -------
Net asset value, end of period                                      $23.46                  $20.84
--------------------------------------------------------------     -------                 -------
Total return (%)&                                                    13.21++                 11.93++^^***
---------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                SIX MONTHS
                                                                     ENDED            PERIOD ENDED
CLASS R2 (CONTINUED)                                               2/28/05                 8/31/04**
                                                               (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.55+                   1.59+
---------------------------------------------------------------------------------------------------
Net investment income                                                 0.68+                   0.80+
---------------------------------------------------------------------------------------------------
Portfolio turnover                                                      14                      42
---------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $3,594                    $414
---------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.07*                  $0.11*
---------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                            1.55+*                  1.59*+
---------------------------------------------------------------------------------------------------
Net investment income                                                 0.68+*                  0.80*+
---------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.
*** The net asset value and total return previously reported as $18.80 and 11.52%, respectively, has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and
    Transactions with Affiliates Footnote. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                   YEARS ENDED 8/31
                                               ENDED          ----------------------------------           PERIOD ENDED
CLASS 529A                                   2/28/05                 2004                   2003                8/31/02**
                                         (UNAUDITED)
Net asset value, beginning of period          $20.80               $18.00                 $17.21                 $16.84***
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                     $0.09                $0.18                  $0.20                  $0.03
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      2.66                 2.80                   0.81                   0.34
----------------------------------------     -------              -------                -------                -------
Total from investment operations               $2.75                $2.98                  $1.01                  $0.37
----------------------------------------     -------              -------                -------                -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $(0.11)              $(0.18)                $(0.22)                   $--
----------------------------------------     -------              -------                -------                -------
Redemption fees added to paid-in
capital#                                       $0.00+++             $0.00+++                 $--                    $--
----------------------------------------     -------              -------                -------                -------
Net asset value, end of period                $23.44               $20.80                 $18.00                 $17.21
----------------------------------------     -------              -------                -------                -------
Total return (%)(+)&                           13.26++              16.63^^                5.98                   2.20++***
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                   YEARS ENDED 8/31
                                               ENDED          ----------------------------------           PERIOD ENDED
CLASS 529A (CONTINUED)                       2/28/05                 2004                   2003                8/31/02**
                                         (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                      1.40+                1.43                   1.48                   1.50+
------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.85+                0.91                   1.20                   2.23+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                14                   42                     55                     48
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $2,625               $1,673                   $806                    $10
------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                          $0.09*               $0.18*                   $--                    $--
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      1.40+*               1.43*                    --                     --
------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.85+*               0.91*                    --                     --
------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.
*** The net asset value and total return previously reported as $17.01 and 1.18%, respectively, has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
(+) Total returns do not include applicable sales charge. If the charge had been included, the results would have been lower.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates Footnote. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                   YEARS ENDED 8/31
                                               ENDED          ----------------------------------           PERIOD ENDED
CLASS 529B                                   2/28/05                 2004                   2003                8/31/02**
                                         (UNAUDITED)

Net asset value, beginning of period          $20.67               $17.87                 $17.12                 $16.76***
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                     $0.02                $0.05                  $0.09                  $0.02
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      2.64                 2.81                   0.80                   0.34
----------------------------------------     -------              -------                -------                -------
Total from investment operations               $2.66                $2.86                  $0.89                  $0.36
----------------------------------------     -------              -------                -------                -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $(0.06)              $(0.06)                $(0.14)                   $--
----------------------------------------     -------              -------                -------                -------
Redemption fees added to paid-in
capital#                                       $0.00+++             $0.00+++                 $--                    $--
----------------------------------------     -------              -------                -------                -------
Net asset value, end of period                $23.27               $20.67                 $17.87                 $17.12
----------------------------------------     -------              -------                -------                -------
Total return (%)&                              12.91++              16.03^^                5.29                   2.15++***
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                   YEARS ENDED 8/31
                                               ENDED          ----------------------------------           PERIOD ENDED
CLASS 529B (CONTINUED)                       2/28/05                 2004                   2003                8/31/02**
                                         (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                      2.05+                2.07                   2.13                   2.15+
------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.21+                0.27                   0.52                   1.33+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                14                   42                     55                     48
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $563                 $439                   $181                     $6
------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                          $0.02*               $0.05*                   $--                    $--
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      2.05+*               2.07*                    --                     --
------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.21+*               0.27*                    --                     --
------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class 529B shares, July 31, 2002, through August 31, 2002.
*** The net asset value and total return previously reported as $16.93 and 1.12%, respectively, has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates Footnote. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                   YEARS ENDED 8/31
                                               ENDED          ----------------------------------           PERIOD ENDED
CLASS 529C                                   2/28/05                 2004                   2003                8/31/02**
                                         (UNAUDITED)

Net asset value, beginning of period          $20.66               $17.86                 $17.11                 $16.75***
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                     $0.02                $0.05                  $0.09                  $0.02
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      2.64                 2.81                   0.80                   0.34
----------------------------------------     -------              -------                -------                -------
Total from investment operations               $2.66                $2.86                  $0.89                  $0.36
----------------------------------------     -------              -------                -------                -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $(0.06)              $(0.06)                $(0.14)                   $--
----------------------------------------     -------              -------                -------                -------
Redemption fees added to paid-in
capital#                                       $0.00+++             $0.00+++                 $--                    $--
----------------------------------------     -------              -------                -------                -------
Net asset value, end of period                $23.26               $20.66                 $17.86                 $17.11
----------------------------------------     -------              -------                -------                -------
Total return (%)&                              12.88++              16.03^^                5.31                   2.15++***
------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                   YEARS ENDED 8/31
                                               ENDED          ----------------------------------           PERIOD ENDED
CLASS 529C (CONTINUED)                       2/28/05                 2004                   2003                8/31/02**
                                         (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                      2.05+                2.07                   2.13                   2.15+
------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.22+                0.26                   0.55                   1.75+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                14                   42                     55                     48
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $808                 $643                   $352                    $21
------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                          $0.02*               $0.05*                   $--                    $--
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      2.05+*               2.07*                    --                     --
------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.22+*               0.26*                    --                     --
------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class 529C shares, July 31, 2002, through August 31, 2002.
*** The net asset value and total return previously reported as $16.92 and 1.12%, respectively, has been revised to reflect the net asset value from the day prior to the class" inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates Footnote. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended February 28, 2005, the fund's custodian fees were reduced by $76,921 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended February 28, 2005, the fund's miscellaneous expenses were reduced by $48,755 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and real estate investment trusts.

The tax character of distributions declared for the years ended August 31, 2004 and August 31, 2003 was as follows:

                                               8/31/04       8/31/03
          Distributions declared from:
          ----------------------------------------------------------
            Ordinary income                $54,471,492   $43,338,408
          ----------------------------------------------------------

As of August 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $12,712,749
          ----------------------------------------------------------
          Capital loss carryforward                      (50,224,703)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         719,816,378
          ----------------------------------------------------------
          Other temporary differences                        (12,464)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2011, $(50,224,703).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. Effective September 1, 2004, MFS has agreed to a voluntary reduction in its management fee to an annual rate of 0.55% on net assets in excess of $7.5 billion. This fee reduction arrangement may only be changed with approval by the Board of Trustees which oversees the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees" compensation is a pension expense of $621 for retired Independent Trustees for the six months ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $1,390,632, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                            BEGINNING OF
                                           PERIOD THROUGH
EFFECTIVE DATE                                2/28/05             3/01/05

First $2 billion                              0.01120%           0.01626%
-------------------------------------------------------------------------
Next $2.5 billion                             0.00832%           0.01206%
-------------------------------------------------------------------------
Next $2.5 billion                             0.00032%           0.00056%
-------------------------------------------------------------------------
In excess of $7 billion                       0.00000%           0.00000%
-------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the fund paid MFS $109,009 equivalent to 0.00332% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $221,531 and $1,641 for the six months ended February 28, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                             CLASS A     CLASS B     CLASS C  CLASS R1  CLASS R2

Distribution Fee               0.10%       0.75%       0.75%     0.25%     0.25%
--------------------------------------------------------------------------------
Service Fee                    0.25%       0.25%       0.25%     0.25%     0.25%
--------------------------------------------------------------------------------
Total Distribution Plan        0.35%       1.00%       1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

                          CLASS 529A  CLASS 529B  CLASS 529C

Distribution Fee               0.25%       0.75%       0.75%
--------------------------------------------------------------------------------
Service Fee                    0.25%       0.25%       0.25%
--------------------------------------------------------------------------------
Total Distribution Plan        0.50%       1.00%       1.00%
--------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended February 28, 2005 amounted to:

                             CLASS A     CLASS B     CLASS C  CLASS R1  CLASS R2

Service Fee Retained by
MFD                         $214,838      $2,526      $5,115       $--       $14
--------------------------------------------------------------------------------

                          CLASS 529A  CLASS 529B  CLASS 529C

Service Fee Retained by
MFD                             $454          $8         $33
--------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended February 28, 2005 were as follows:

                             CLASS A     CLASS B     CLASS C  CLASS R1  CLASS R2

Effective Annual
Percentage Rates               0.35%       1.00%       1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

                          CLASS 529A  CLASS 529B  CLASS 529C

Effective Annual
Percentage Rates               0.35%       1.00%       1.00%
--------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2005 were as follows:

                             CLASS A     CLASS B   CLASS C CLASS 529B CLASS 529C

Contingent Deferred Sales
Charges Imposed              $48,761  $1,150,406   $45,341        $--        $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the fund paid MFSC a fee of $3,006,541 for shareholder services which equated to 0.0915% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $1,172,192, and other costs paid by the fund directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,008,627,568 and $877,626,729, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

         Aggregate cost                                $5,936,192,520
         ------------------------------------------------------------
         Gross unrealized appreciation                 $1,467,988,975
         ------------------------------------------------------------
         Gross unrealized depreciation                    (78,240,679)
         ------------------------------------------------------------
         Net unrealized appreciation (depreciation)    $1,389,748,296
         ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Six months ended 2/28/05               Year ended 8/31/04
                                        SHARES            AMOUNT           SHARES             AMOUNT
CLASS A SHARES

Shares sold                             26,640,506      $593,651,618       68,232,846      $1,362,862,519
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              839,122        18,334,167        1,607,195          31,479,055
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (23,743,644)     (529,253,915)     (69,376,970)     (1,396,340,338)
----------------------------------------------------------------------------------------------------------
Net change                               3,735,984       $82,731,870          463,071         $(1,998,764)
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              3,871,402       $85,547,111       10,609,786        $210,964,746
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              159,471         3,488,030          235,102           4,573,746
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (5,991,599)     (132,935,827)     (12,715,831)       (254,097,701)
----------------------------------------------------------------------------------------------------------
Net change                              (1,960,726)     $(43,900,686)      (1,870,943)       $(38,559,209)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              3,471,007       $76,826,314        9,335,624        $184,215,208
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               81,449         1,780,087          120,898           2,350,259
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (3,702,373)      (81,862,261)      (8,914,773)       (179,025,392)
----------------------------------------------------------------------------------------------------------
Net change                                (149,917)      $(3,255,860)         541,749          $7,540,075
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              5,003,999      $111,055,555       14,195,841        $284,193,397
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              207,329         4,540,867          310,207           6,162,008
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (716,693)      (15,953,591)      (2,592,198)        (52,439,449)
----------------------------------------------------------------------------------------------------------
Net change                               4,494,635       $99,642,831       11,913,850        $237,915,956
----------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                              1,199,441       $26,701,309        2,778,893         $55,557,730
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               12,409           271,604           14,631             292,053
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (404,516)       (9,054,861)      (1,301,372)        (26,054,689)
----------------------------------------------------------------------------------------------------------
Net change                                 807,334       $17,918,052        1,492,152         $29,795,094
----------------------------------------------------------------------------------------------------------

                                        Six months ended 2/28/05              Period ended 8/31/04*
                                        SHARES            AMOUNT           SHARES             AMOUNT
CLASS R2 SHARES

Shares sold                                200,752        $4,571,782           37,734            $762,333
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  183             4,044                2                  32
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (67,566)       (1,539,739)         (17,871)           (360,775)
----------------------------------------------------------------------------------------------------------
Net change                                 133,369        $3,036,087           19,865            $401,590
----------------------------------------------------------------------------------------------------------

                                        Six months ended 2/28/05               Year ended 8/31/04
                                        SHARES            AMOUNT           SHARES             AMOUNT
CLASS 529A SHARES

Shares sold                                 39,474          $896,752           37,997            $768,227
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  423             9,221              549              10,840
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (8,337)         (192,415)          (2,961)            (60,562)
----------------------------------------------------------------------------------------------------------
Net change                                  31,560          $713,558           35,585            $718,505
----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                  2,993           $64,356           12,295            $245,830
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   67             1,469               43                 843
----------------------------------------------------------------------------------------------------------
Shares reacquired                              (88)           (2,020)          (1,231)            (25,198)
----------------------------------------------------------------------------------------------------------
Net change                                   2,972           $63,805           11,107            $221,475
----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                  4,910          $110,002           16,679            $325,595
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   83             1,826               82               1,583
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (1,422)          (31,378)          (5,336)           (107,766)
----------------------------------------------------------------------------------------------------------
Net change                                   3,571           $80,450           11,425            $219,412
----------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2 shares, October 31, 2003, through August 31, 2004.

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds may invest. The MFS Asset Allocation Funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, and MFS Moderate Allocation Fund were the owners of record of approximately 1%, 1%, 3% and 3%, respectively, of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2005 was $22,861, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended February 28, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            EIF-SEM-04/05 313M

MFS(R) Mutual Funds                                                     2/28/05

SEMIANNUAL REPORT


MFS(R) CASH RESERVE FUND

A path for pursuing opportunity

[Graphic Omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) CASH RESERVE FUND

The fund seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        TABLE OF CONTENTS

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       10
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            12
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                14
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       24
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               35
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      35
                        ------------------------------------------------------
                        MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS         36
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

              Commercial Paper                     89.7%
              U.S. Government Agencies              4.2%
              Certificates of Deposit               3.9%
              Repurchase Agreements                 2.5%
              Other Assets Less Liabilities        -0.3%

              MATURITY BREAKDOWN*

              0 to 29 days                         57.5%
              ------------------------------------------
              30 to 59 days                        24.8%
              ------------------------------------------
              60 to 89 days                        18.0%
              ------------------------------------------
              Other assets less liabilities        -0.3%
              ------------------------------------------

              SHORT TERM CREDIT**

              Average Quality Short Term Bonds***    A-1
              ------------------------------------------
              All holdings are rated "A-1"
              ------------------------------------------

  * Both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable are included in this graphical presentation.

 ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 2/28/05.

*** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

From time to time, "Other Assets Less Liabilities" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended February 28, 2005, Class A shares of the MFS Cash Reserve Fund provided a total return of 0.80%. At period-end, the fund's seven-day yield for Class A shares with waiver was 2.16% and without waiver was 1.76%. The yield quotation is based on the latest seven days ended with dividends annualized, and more closely reflects the fund's current earnings than does the total return quotation. The fund's investment objective is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The fund primarily invests in money market instruments, which are short-term notes or other debt securities issued by banks or other corporations, or the U.S. government or other governmental entities. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities, repurchase agreements collateralized by U.S. government securities, certificates of deposit, bankers" acceptances and other bank obligations, commercial paper, and other short-term obligations.

FACTORS IMPACTING PERFORMANCE

For the period as a whole, the U.S. yield curve flattened as interest rates on the short end of the curve moved up while rates on the long end were flat to down.

During the period, we maintained our weighted average maturity position for the fund, thus ending the period with a maturity of 33 days. Essentially, we positioned the portfolio in such a way as to minimize our interest rate risk as we anticipated that short-term rates would continue to rise for some time.

At the start of the period, the portfolio was impacted by a short supply of commercial paper in the market but, by the second half of the period, companies began to increase their issuance of short-term commercial paper as favorable economic reports were released and corporate spending increased.

FUND POSITIONING

As of period-end on February 28, 2005, approximately 89% of the fund's net assets were invested in high-quality commercial paper. The balance of the portfolio was invested in discount agency notes, certificates of deposit, and repurchase agreements collateralized by U.S. government agency notes.

    Respectfully,

/s/ Edward L. O'Dette                      /s/ Terri A. Vittozzi

    Edward L. O'Dette                          Terri A. Vittozzi
    Portfolio Manager                          Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided total returns as well as the current 7-day yield for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS
                                                                   CURRENT
                                  6 MONTH          CURRENT       7-DAY YIELD
   CLASS        INCEPTION      TOTAL RETURN      7-DAY YIELD    WITHOUT WAIVER

     A           9/7/93            0.80%            2.16%           1.76%
------------------------------------------------------------------------------
     B          12/29/86           0.30%            1.16%           0.76%
------------------------------------------------------------------------------
     C           4/1/96            0.30%            1.16%           0.76%
------------------------------------------------------------------------------
   529A          7/31/02           0.68%            1.91%           1.16%
------------------------------------------------------------------------------
   529B          7/31/02           0.20%            0.91%           0.51%
------------------------------------------------------------------------------
   529C          7/31/02           0.20%            0.91%           0.51%
------------------------------------------------------------------------------

Yields are based on the latest seven days ended as of February 28, 2005, with dividends annualized. The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A share results reflect the fact that they have no sales charge. Class B and 529B results reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class 529A, 529B, 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Unless otherwise indicated, performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Subsidies and fee waivers may be imposed to enhance a portfolio's yield during periods when the portfolio's operating expenses have a significant impact on the portfolio's yield due to lower interest rates. Without such subsidies and waivers the portfolio's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Money market instruments provide opportunities for income with low credit risk, but may result in a lower yield than would be available from debt obligations of a lower quality or longer term. Investors should note that while securities issued by certain U.S. government agencies or instrumentalities are guaranteed by the U.S. government, securities issued by many U.S. government agencies are not guaranteed by the U.S. government.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The portfolio may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. The prices of the securities will decline when interest rates rise, and increase when rates fall. In addition, municipal securities are subject to credit (failure to make timely principal or interest payments) and maturity (longer maturity dates increase security price fluctuations) risks.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
SEPTEMBER 1, 2004, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    9/01/04-
                            Ratio       9/01/04         2/28/05        2/28/05
--------------------------------------------------------------------------------
        Actual              0.46%       $1,000          $1,008          $2.29
  A     ------------------------------------------------------------------------
        Hypothetical*       0.46%       $1,000          $1,023          $2.31
--------------------------------------------------------------------------------
        Actual              1.46%       $1,000          $1,003          $7.25
  B    -------------------------------------------------------------------------
        Hypothetical*       1.46%       $1,000          $1,018          $7.31
--------------------------------------------------------------------------------
        Actual              1.46%       $1,000          $1,003          $7.25
  C     ------------------------------------------------------------------------
        Hypothetical*       1.46%       $1,000          $1,018          $7.31
--------------------------------------------------------------------------------
        Actual              0.71%       $1,000          $1,007          $3.53
  529A  ------------------------------------------------------------------------
        Hypothetical        0.71%       $1,000          $1,021          $3.56
--------------------------------------------------------------------------------
        Actual              1.68%       $1,000          $1,002          $8.34
  529B  ------------------------------------------------------------------------
        Hypothetical        1.68%       $1,000          $1,016          $8.40
--------------------------------------------------------------------------------
        Actual              1.68%       $1,000          $1,002          $8.34
  529C  ------------------------------------------------------------------------
        Hypothetical        1.68%       $1,000          $1,016          $8.40
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 3.9%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Societe Generale NA, Inc., 2.78%, due 5/23/05,
at Amortized Cost and Value                                       $18,130,000      $18,130,000
----------------------------------------------------------------------------------------------

Commercial Paper - 89.7%<
----------------------------------------------------------------------------------------------
American Express Credit Corp., 2.48%, due 3/14/05                 $12,000,000      $11,989,253
----------------------------------------------------------------------------------------------
American General Finance Corp., 2.52%, due 3/24/05                    555,000          554,106
----------------------------------------------------------------------------------------------
Bank of America Corp., 2.62%, due 4/11/05                           8,000,000        7,976,129
----------------------------------------------------------------------------------------------
Barton Capital LLC, 2.54%, due 3/16/05                             19,030,000       19,009,860
----------------------------------------------------------------------------------------------
Blue Ridge Asset Funding, 2.47%, due 3/07/05                       19,886,000       19,877,814
----------------------------------------------------------------------------------------------
CRC Funding LLC, 2.48%, due 3/21/05                                17,510,000       17,485,875
----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 2.55%, due 3/11/05             4,190,000        4,187,032
----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 2.53%, due 3/24/05            15,495,000       15,469,954
----------------------------------------------------------------------------------------------
Citicorp, 2.535%, due 3/10/05                                      19,670,000       19,657,534
----------------------------------------------------------------------------------------------
Dexia Delaware LLC, 2.34%, due 3/02/05                             20,829,000       20,827,646
----------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 2.53%, due 3/28/05                16,160,000       16,129,336
----------------------------------------------------------------------------------------------
FCAR Owner Trust, 2.46%, due 3/07/05                               17,510,000       17,502,821
----------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 2.6%, due 3/28/05               10,000,000        9,980,500
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.75%, due 5/18/05                 19,020,000       18,906,673
----------------------------------------------------------------------------------------------
Govco, Inc., 2.63%, due 4/25/05                                     7,000,000        6,971,874
----------------------------------------------------------------------------------------------
Govco, Inc., 2.75%, due 5/17/05                                     6,575,000        6,536,326
----------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 2.79%, due 5/24/05                     19,010,000       18,886,245
----------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., 2.57%, due 4/05/05            6,480,000        6,463,809
----------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., 2.47%, due 4/14/05           13,400,000       13,359,547
----------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 2.53%, due 3/09/05                    6,040,000        6,036,604
----------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 2.43%, due 3/15/05                   13,160,000       13,147,564
----------------------------------------------------------------------------------------------
MetLife Funding, Inc., 2.75%, due 5/20/05                          12,680,000       12,602,511
----------------------------------------------------------------------------------------------
Morgan Stanley, Inc., 2.53%, due 3/10/05                           19,020,000       19,007,970
----------------------------------------------------------------------------------------------
Nestle Capital Corp., 2.66%, due 5/03/05                            9,450,000        9,406,010
----------------------------------------------------------------------------------------------
New Center Asset Trust, 2.63%, due 4/12/05                         11,980,000       11,943,241
----------------------------------------------------------------------------------------------
Old Line Funding LLC, 2.49%, due 3/02/05                            2,470,000        2,469,829
----------------------------------------------------------------------------------------------
Old Line Funding LLC, 2.48%, due 3/03/05                            2,983,000        2,982,589
----------------------------------------------------------------------------------------------
Park Avenue Receivable Co. LLC, 2.54%, due 3/01/05                  4,793,000        4,793,000
----------------------------------------------------------------------------------------------
Pfizer, Inc., 2.51%, due 3/23/05                                    1,000,000          998,466
----------------------------------------------------------------------------------------------
SBC Communications, Inc., 2.47%, due 3/08/05                       17,350,000       17,341,667
----------------------------------------------------------------------------------------------
SBC Communications, Inc., 2.48%, due 3/14/05                        2,485,000        2,482,775
----------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 2.56%, due 3/28/05                       800,000          798,464
----------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., 2.6%, due 4/07/05                     19,100,000       19,048,961
----------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 2.54%, due 3/22/05                         5,350,000        5,342,073
----------------------------------------------------------------------------------------------
Thunder Bay Funding LLC, 2.64%, due 4/15/05                        11,581,000       11,542,783
----------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 2.63%, due 4/18/05                       19,030,000       18,963,268
----------------------------------------------------------------------------------------------
Wells Fargo & Co., 2.53%, due 3/24/05                              10,000,000        9,983,836
----------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                               $420,663,945
----------------------------------------------------------------------------------------------

U.S. Government Agency Obligations- 4.2%#
----------------------------------------------------------------------------------------------
Fannie Mae, 2.465%, due 4/20/05,
at Amortized Cost and Value                                       $20,000,000      $19,931,528
----------------------------------------------------------------------------------------------

Repurchase Agreement - 2.5%
----------------------------------------------------------------------------------------------
Goldman Sachs, 2.61%, dated 2/28/05, due 3/01/05, total to be received $11,927,865 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                              $11,927,000      $11,927,000
----------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                    $470,652,473
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.3)%                                             (1,452,690)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $469,199,783
----------------------------------------------------------------------------------------------
# The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS

Investments, at amortized cost and value                        $470,652,473
--------------------------------------------------------------------------------------------------
Cash                                                                     805
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    1,126,870
--------------------------------------------------------------------------------------------------
Interest receivable                                                   10,665
--------------------------------------------------------------------------------------------------
Other assets                                                           1,644
--------------------------------------------------------------------------------------------------
Total assets                                                                          $471,792,457
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                $17,650
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 2,141,269
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       7,712
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        162,007
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        41,998
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     534
--------------------------------------------------------------------------------------------------
  Program manager fee                                                     76
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               221,428
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $2,592,674
--------------------------------------------------------------------------------------------------
Net assets                                                                            $469,199,783
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Net assets (represented by paid-in capital)                                           $469,199,783
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                              469,199,783
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                     $85,338,980
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              85,338,980
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $1.00
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $326,461,837
--------------------------------------------------------------------------------------------------
  Shares outstanding                                             326,461,837
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $1.00
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $54,624,445
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              54,624,445
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $1.00
--------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                      $1,798,995
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,798,995
--------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price per
  share                                                                                      $1.00
--------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $358,213
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 358,213
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $1.00
--------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $617,313
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 617,313
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $1.00
--------------------------------------------------------------------------------------------------
A contingent deferred sales charge may be imposed on redemptions of Class A,
Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 2/28/05

NET INVESTMENT INCOME

Interest income                                                                          $5,395,874
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                    $1,436,969
---------------------------------------------------------------------------------------------------
  Trustees" compensation                                                10,732
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          614,479
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             1,854,648
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               321,241
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              2,400
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              1,698
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              3,175
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       1,706
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         425
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         793
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    14,518
---------------------------------------------------------------------------------------------------
  Custodian fee                                                         75,901
---------------------------------------------------------------------------------------------------
  Printing                                                               1,872
---------------------------------------------------------------------------------------------------
  Postage                                                               27,058
---------------------------------------------------------------------------------------------------
  Auditing fees                                                         15,356
---------------------------------------------------------------------------------------------------
  Legal fees                                                            11,776
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                         57,077
---------------------------------------------------------------------------------------------------
Total expenses                                                                           $4,451,824
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (5,326)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor       (1,048,742)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $3,397,756
---------------------------------------------------------------------------------------------------
Net investment income                                                                    $1,998,118
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                                 2/28/05                    8/31/04
                                                             (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income declared as distributions
to shareholders                                               $1,998,118                   $968,695
------------------------------------------------------     -------------              -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
----------------------------------------------------------------------------------------------------
  Class A                                                      $(718,683)                 $(609,133)
----------------------------------------------------------------------------------------------------
  Class B                                                     (1,084,714)                  (295,011)
----------------------------------------------------------------------------------------------------
  Class C                                                       (183,087)                   (60,049)
----------------------------------------------------------------------------------------------------
  Class 529A                                                      (9,695)                    (3,925)
----------------------------------------------------------------------------------------------------
  Class 529B                                                        (689)                      (190)
----------------------------------------------------------------------------------------------------
  Class 529C                                                      (1,250)                      (387)
------------------------------------------------------     -------------              -------------
Total distributions declared to shareholders                 $(1,998,118)                 $(968,695)
------------------------------------------------------     -------------              -------------
Change in net assets from fund share transactions          $(144,531,320)             $(409,455,407)
------------------------------------------------------     -------------              -------------

NET ASSETS

At beginning of period                                      $613,731,103             $1,023,186,510
----------------------------------------------------------------------------------------------------
At end of period                                            $469,199,783               $613,731,103
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
                                   SIX MONTHS                                    YEARS ENDED 8/31
                                        ENDED       ---------------------------------------------------------------------------
CLASS A                               2/28/05             2004              2003            2002            2001           2000
                                  (UNAUDITED)
Net asset value,
beginning of period                     $1.00            $1.00             $1.00           $1.00           $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)              $0.01            $0.01             $0.01           $0.01           $0.05          $0.05
---------------------------------     -------          -------           -------         -------         -------        -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.01)          $(0.01)           $(0.01)         $(0.01)         $(0.05)        $(0.05)
---------------------------------     -------          -------           -------         -------         -------        -------
Net asset value, end of period          $1.00            $1.00             $1.00           $1.00           $1.00          $1.00
---------------------------------     -------          -------           -------         -------         -------        -------
Total return (%)                         0.80++           0.58              0.69            1.49            4.85           5.39
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                               0.46+            0.55              0.71            0.81            0.80           0.81
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                    1.59+            0.58              0.70            1.44            4.82           5.18
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $85,339         $101,287          $214,275        $242,230        $107,346        $76,062
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                   $0.01            $0.00+++          $0.01           $0.01           $0.05          $0.05
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               0.85+            0.79              0.81            0.91            0.90           0.91
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                    1.20+            0.34              0.60            1.34            4.72           5.08
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                SIX MONTHS                                     YEARS ENDED 8/31
                                     ENDED       -----------------------------------------------------------------------------
CLASS B                            2/28/05             2004             2003             2002             2001            2000
                               (UNAUDITED)
Net asset value,
beginning of period                  $1.00            $1.00            $1.00            $1.00            $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)           $0.00+++         $0.00+++         $0.00+++         $0.00+++         $0.04           $0.04
------------------------------     -------          -------          -------          -------          -------         -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income        $(0.00)+++       $(0.00)+++       $(0.00)+++       $(0.00)+++       $(0.04)         $(0.04)
------------------------------     -------          -------          -------          -------          -------         -------
Net asset value, end of
period                               $1.00            $1.00            $1.00            $1.00            $1.00           $1.00
------------------------------     -------          -------          -------          -------          -------         -------
Total return (%)                      0.30++           0.06             0.06             0.49             3.81            4.35
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                            1.46+            1.07             1.35             1.81             1.80            1.81
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 0.58+            0.06             0.06             0.50             3.65            4.18
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $326,462         $429,844         $647,269         $741,638         $514,324        $313,782
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. The distributor voluntarily waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)         $0.00+++        $(0.01)           $0.00+++         $0.00+++         $0.04           $0.04
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                            1.85+            1.80             1.81             1.91             1.90            1.91
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          0.19+           (0.67)           (0.40)            0.40             3.55            4.08
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                    YEARS ENDED 8/31
                                       ENDED       ---------------------------------------------------------------------------
CLASS C                              2/28/05            2004             2003             2002             2001           2000
                                 (UNAUDITED)
Net asset value,
beginning of period                    $1.00           $1.00            $1.00            $1.00            $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)             $0.00+++        $0.00+++         $0.00+++         $0.00+++         $0.04          $0.04
--------------------------------     -------         -------          -------          -------          -------        -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.00)+++      $(0.00)+++       $(0.00)+++       $(0.00)+++       $(0.04)        $(0.04)
--------------------------------     -------         -------          -------          -------          -------        -------
Net asset value, end of period         $1.00           $1.00            $1.00            $1.00            $1.00          $1.00
--------------------------------     -------         -------          -------          -------          -------        -------
Total return (%)                        0.30++          0.06             0.06             0.49             3.80           4.32
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                              1.46+           1.07             1.36             1.81             1.80           1.81
------------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.57+           0.06             0.06             0.50             3.77           4.15
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $54,624         $80,482         $159,715         $159,254         $125,200        $52,426
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. The distributor voluntarily waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)           $0.00+++       $(0.01)           $0.00+++         $0.01            $0.04          $0.04
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.85+           1.79             1.81             1.91             1.90           1.91
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            0.18+          (0.66)           (0.39)            0.40             3.67           4.05
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS               YEARS ENDED 8/31                    PERIOD
                                                        ENDED         -----------------------------              ENDED
CLASS 529A                                            2/28/05               2004               2003           8/31/02*
                                                  (UNAUDITED)
Net asset value, beginning of period                    $1.00              $1.00              $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                              $0.01              $0.00+++           $0.00+++           $0.00+++
-----------------------------------------------       -------            -------            -------            -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                           $(0.01)            $(0.00)+++         $(0.00)+++         $(0.00)+++
-----------------------------------------------       -------            -------            -------            -------
Net asset value, end of period                          $1.00              $1.00              $1.00              $1.00
-----------------------------------------------       -------            -------            -------            -------
Total return (%)                                         0.68++             0.33               0.45               0.08++
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                               0.71+              0.80               0.96               1.16+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                    1.43+              0.34               0.33               1.04+
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $1,799             $1,140             $1,164                $30
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. The distributor voluntarily waived a portion of its fee for certain of the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                            $0.00+++          $(0.00)+++         $(0.00)+++          $0.00+++
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                               1.45+              1.39               1.41               1.26+
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             0.69+             (0.25)             (0.12)              0.94+
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS               YEARS ENDED 8/31                    PERIOD
                                                        ENDED         -----------------------------              ENDED
CLASS 529B                                            2/28/05               2004               2003           8/31/02*
                                                  (UNAUDITED)
Net asset value, beginning of period                    $1.00              $1.00              $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                              $0.00+++           $0.00+++           $0.00+++           $0.00+++
-----------------------------------------------       -------            -------            -------            -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                           $(0.00)+++         $(0.00)+++         $(0.00)+++         $(0.00)+++
-----------------------------------------------       -------            -------            -------            -------
Net asset value, end of period                          $1.00              $1.00              $1.00              $1.00
-----------------------------------------------       -------            -------            -------            -------
Total return (%)                                         0.20++             0.06               0.07               0.02++^
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                               1.68+              1.08               1.25               2.06+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.41+              0.07               0.06               0.23+
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $358               $339               $253                 $5
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. The distributor voluntarily waived a portion of its fee for certain of the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                           $(0.00)+++         $(0.01)            $(0.01)             $0.00+++
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                               2.11+              2.03               2.06               2.16+
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (0.02)+            (0.88)             (0.75)              0.13+
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ Previous return has been restated from 0.01% to 0.02%. Actual return was 0.015%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS               YEARS ENDED 8/31                    PERIOD
                                                        ENDED         -----------------------------              ENDED
CLASS 529C                                            2/28/05               2004               2003           8/31/02*
                                                  (UNAUDITED)
Net asset value, beginning of period                    $1.00              $1.00              $1.00              $1.00
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                              $0.00+++           $0.00+++           $0.00+++           $0.00+++
-----------------------------------------------       -------            -------            -------            -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                           $(0.00)+++         $(0.00)+++         $(0.00)+++         $(0.00)+++
-----------------------------------------------       -------            -------            -------            -------
Net asset value, end of period                          $1.00              $1.00              $1.00              $1.00
-----------------------------------------------       -------            -------            -------            -------
Total return (%)                                         0.20++             0.06               0.07               0.02++^
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                               1.68+              1.08               1.22               2.06+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.39+              0.06               0.05               0.23+
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $617               $640               $512                 $5
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. The distributor voluntarily waived a portion of its fee for certain of the periods indicated. In addition, effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                           $(0.00)+++         $(0.01)            $(0.01)             $0.00+++
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                               2.11+              2.03               2.06               2.16+
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (0.04)+            (0.89)             (0.79)              0.13+
----------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ Previous return has been restated from 0.01% to 0.02%. Actual return was 0.015%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. The fund's use of amortized cost is subject to the fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with U.S. generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended August 31, 2004 and August 31, 2003 was as follows:

                                              8/31/04        8/31/03
          Distributions declared from:
          ----------------------------------------------------------
            Ordinary income                  $968,695     $1,788,868
          ----------------------------------------------------------

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                      $56,551
          ----------------------------------------------------------
          Capital loss carryforward                             (441)
          ----------------------------------------------------------
          Post-October capital loss deferral                      (4)
          ----------------------------------------------------------
          Other temporary differences                        (55,351)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2012 ($441).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.15% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

Management fees incurred for the six months ended February 28, 2005 were an effective rate of 0.15% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees" compensation is a pension expense of $2,205 for retired Independent Trustees for the six months ended February 28, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                9/01/04
                                                THROUGH
EFFECTIVE DATE                                  2/28/05                3/01/05

First $2 billion                               0.01120%                0.01626%
-------------------------------------------------------------------------------
Next $2.5 billion                              0.00832%                0.01206%
-------------------------------------------------------------------------------
Next $2.5 billion                              0.00032%                0.00056%
-------------------------------------------------------------------------------
In excess of $7 billion                        0.00000%                0.00000%
-------------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period. For the six months ended February 28, 2005, the fund paid MFS $14,518 equivalent to 0.0055% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A          CLASS B          CLASS C

Distribution Fee                        0.10%            0.75%            0.75%
-------------------------------------------------------------------------------
Service Fee                             0.25%            0.25%            0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                 0.35%            1.00%            1.00%
-------------------------------------------------------------------------------

                                   CLASS 529A       CLASS 529B       CLASS 529C

Distribution Fee                        0.25%            0.75%            0.75%
-------------------------------------------------------------------------------
Service Fee                             0.25%            0.25%            0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                 0.50%            1.00%            1.00%
-------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended February 28, 2005 amounted to:

                                      CLASS A          CLASS B          CLASS C

Service Fee Retained by MFD               $--           $3,731           $3,842
-------------------------------------------------------------------------------

                                   CLASS 529A       CLASS 529B       CLASS 529C

Service Fee Retained by MFD               $--               $6              $26
-------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee and payment of the 0.25% per annum service fee will commence on such date as the Trustees of the fund may determine. The 0.25% per annum Class 529A service fee and 0.10% of the Class 529A distribution fee are currently being waived. The remaining 0.15% per annum distribution fee will be implemented on such date as the Trustees of the Trust may determine. During the period, MFD voluntarily waived receipt of a portion of the fund's distribution and service fees on Class 529B and Class 529C, as shown in the Statement of Operations.

Fees incurred under the distribution plan during the six months ended February 28, 2005 were as follows:

                                      CLASS A          CLASS B          CLASS C

Effective Annual Percentage Rates       0.00%            1.00%            1.00%
-------------------------------------------------------------------------------

                                   CLASS 529A       CLASS 529B       CLASS 529C

Effective Annual Percentage Rates       0.00%            0.96%            0.96%
-------------------------------------------------------------------------------

Certain Class A shares acquired through an exchange may be subject to a CDSC upon redemption depending upon when the shares exchanged were originally purchased. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares (including shares acquired through an exchange depending on when the shares exchanged were originally purchased) in the event of a shareholder redemption within six years from the end of the calendar month of purchase. Class C and Class 529C shares (including shares acquired through an exchange depending on when the shares exchanged were originally purchased) are subject to a contingent deferred sales charge in the event of a shareholder redemption within the first year from the end of the calendar month of purchase. Contingent deferred sales charges imposed during the six months ended February 28, 2005 were as follows:

                           CLASS A   CLASS B   CLASS C   CLASS 529B   CLASS 529C

Contingent Deferred Sales
Charges Imposed               $106  $700,890    $7,898          $--          $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period September 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the six months ended February 28, 2005, the fund paid MFSC a fee of $235,100 for shareholder services which equated to 0.0890% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $193,575 and other costs paid by the fund directly to unaffiliated vendors for the six months ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $3,627,658,730 and $3,795,724,000, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Six months ended      Year ended
                                                2/28/05           8/31/04
                                           SHARES & DOLLARS   SHARES & DOLLARS

CLASS A SHARES

Shares sold                                    33,975,100       209,078,235
----------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     670,849           534,126
----------------------------------------------------------------------------
Shares reacquired                             (50,593,942)     (322,599,964)
----------------------------------------------------------------------------
Net change                                    (15,947,993)     (112,987,603)
----------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                    80,225,227       341,459,510
----------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   1,013,850           289,935
----------------------------------------------------------------------------
Shares reacquired                            (184,620,885)     (559,174,351)
----------------------------------------------------------------------------
Net change                                   (103,381,808)     (217,424,906)
----------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                    25,436,871       186,509,632
----------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     171,288            54,855
----------------------------------------------------------------------------
Shares reacquired                             (51,465,229)     (265,797,616)
----------------------------------------------------------------------------
Net change                                    (25,857,070)      (79,233,129)
----------------------------------------------------------------------------

CLASS 529A SHARES

Shares sold                                       807,198           647,988
----------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                       9,695             3,867
----------------------------------------------------------------------------
Shares reacquired                                (157,682)         (675,589)
----------------------------------------------------------------------------
Net change                                        659,211           (23,734)
----------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                        24,671           353,059
----------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                         687               181
----------------------------------------------------------------------------
Shares reacquired                                  (6,066)         (267,144)
----------------------------------------------------------------------------
Net change                                         19,292            86,096
----------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                       109,679           517,206
----------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                       1,238               376
----------------------------------------------------------------------------
Shares reacquired                                (133,869)         (389,713)
----------------------------------------------------------------------------
Net change                                        (22,952)          127,869
----------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2005 was $1,377, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended February 28, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             LMM-SEM-04/05 64M

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: April 22, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: April 22, 2005
      --------------

By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 22, 2005
      --------------

* Print name and title of each signing officer under his or her signature.